                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-03990

                      Northwestern Mutual Series Fund, Inc.

               (Exact name of registrant as specified in charter)

              720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

               (Address of principal executive offices) (Zip code)

 Jeffrey Michaelson, Assistant Controller, Northwestern Mutual Series Fund, Inc.

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

                               REPORT ON FORM N-Q
               RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1. Schedule of Investments

Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                         Market
                                                            Shares/      Value
                                                              Par        (000)
                                                           ---------   ---------
Common Stocks (92.7%)
--------------------------------------------------------------------------------

Consumer Discretionary (16.6%)
   Aaron Rents, Inc.                                         398,192   $  8,664
   * Digital Theater Systems, Inc.                           173,500      3,166
   * Getty Images, Inc.                                       63,750      3,525
   * Guitar Center, Inc.                                     180,500      7,816
   * Hibbett Sporting Goods, Inc.                              1,200         25
   * McCormick & Schmick's Seafood Restaurants, Inc.         148,847      1,785
   * Multimedia Games, Inc.                                  165,350      2,563
   * O'Reilly Automotive, Inc.                               105,200      4,028
   Orient-Express Hotel, Ltd. - Class A                      400,950      6,552
   * Pinnacle Entertainment, Inc.                            352,600      4,866
   Polaris Industries, Inc.                                  111,650      6,232
   Station Casinos, Inc.                                     122,850      6,025
   Thor Industries, Inc.                                      69,700      1,845
   * WMS Industries, Inc.                                    253,850      6,521
                                                                       --------
      Total                                                              63,613
                                                                       --------

Consumer Staples (3.0%)
   * Peet's Coffee & Tea, Inc.                               212,700      4,975
   * United Natural Foods, Inc.                              243,650      6,481
                                                                       --------
      Total                                                              11,456
                                                                       --------

Energy (7.9%)
   * FMC Technologies, Inc.                                  198,100      6,617
   * Grant Prideco, Inc.                                     385,500      7,900
   * Harvest Natural Resources, Inc.                          56,050        930
   * National-Oilwell, Inc.                                  218,450      7,178
   Patterson-UTI Energy, Inc.                                407,000      7,761
                                                                       --------
      Total                                                              30,386
                                                                       --------

Financials (8.3%)
   BankAtlantic Bancorp, Inc. - Class A                      148,800      2,726
   Boston Private Financial Holdings, Inc.                   112,800      2,815
   First Republic Bank                                        62,000      2,852
   Investors Financial Services Corp.                        144,550      6,524
   * Marlin Business Services, Inc.                          288,300      5,409
   National Financial Partners Corp.                         175,100      6,265
   * Placer Sierra Bancshares                                 86,800      1,823
   * Silicon Valley Bancshares                                98,500      3,661
                                                                       --------
      Total                                                              32,075
                                                                       --------

Health Care (18.1%)
   * Bio-Rad Laboratories, Inc. - Class A                     38,100      1,947
   * Bradley Pharmaceuticals, Inc.                           181,150      3,686
   * Cerner Corp.                                            121,450      5,254
   * Endocardial Solutions, Inc.                             227,400      2,631
   * Inveresk Research Group, Inc.                           163,800      6,043

   * Kyphon, Inc.                                            207,300      5,137
   * Nabi Biopharmaceuticals                                 125,300      1,677
   * Patterson Companies, Inc.                                56,700      4,341
   * Pediatrix Medical Group, Inc.                            42,700      2,342
   * Providence Service Corp.                                280,900      5,441
   * Psychiatric Solutions, Inc.                             247,500      6,274
   * Radiation Therapy Services, Inc.                         87,800        996
   * Renal Care Group, Inc.                                  136,350      4,395
   * ResMed, Inc.                                             76,300      3,633
   * Salix Pharmaceuticals, Ltd.                             144,750      3,115
   Select Medical Corp.                                      136,700      1,836
   * Varian, Inc.                                             72,250      2,736
   * Ventana Medical Systems, Inc.                           125,100      6,309
   * Wright Medical Group, Inc.                               56,350      1,416
                                                                       --------
      Total                                                              69,209
                                                                       --------

Industrials (17.0%)
   C.H. Robinson Worldwide, Inc.                             182,450      8,464
   The Corporate Executive Board Co.                         162,550      9,955
   * Corrections Corp. of America                            184,550      6,526
   * DiamondCluster International, Inc.                      241,800      2,950
   * Forward Air Corp.                                       146,400      5,859
   * Intersections, Inc.                                     144,700      2,120
   * Knight Transportation, Inc.                             373,578      8,002
   MSC Industrial Direct Co., Inc. - Class A                 293,600     10,005
   * Resources Connection, Inc.                               93,500      3,532
   * School Specialty, Inc.                                  160,050      6,308
   Strayer Education, Inc.                                    14,400      1,656
                                                                       --------
      Total                                                              65,377
                                                                       --------

Information Technology (13.9%)
   * Amphenol Corp. - Class A                                220,600      7,558
   * Cogent, Inc.                                             86,400      1,574
   * Cognizant Technology Solutions Corp. - Class A          277,250      8,458
   * CoStar Group, Inc.                                        6,000        295
   * Cree, Inc.                                               71,100      2,171
   * Digital River, Inc.                                     138,150      4,114
   * Electronics for Imaging, Inc.                           113,000      1,835
   * Entegris, Inc.                                          350,900      2,927
   * Euronet Worldwide, Inc.                                 220,600      4,130
   * Genesis Microchip, Inc.                                 249,800      3,372
   * Inforte Corp.                                            91,800        633
   * iPayment, Inc.                                           58,950      2,367
   * MKS Instruments, Inc.                                   179,500      2,750
   * Plexus Corp.                                            128,850      1,423
   * ScanSource, Inc.                                         30,700      1,959
   * Verint Systems, Inc.                                    167,800      6,182
   * Westell Technologies, Inc. - Class A                    349,350      1,806
                                                                       --------
      Total                                                              53,554
                                                                       --------

Materials (5.3%)
   Airgas, Inc.                                              337,050      8,112
   Minerals Technologies, Inc.                               119,350      7,025
   Silgan Holdings, Inc.                                     117,100      5,422
                                                                       --------
      Total                                                              20,559
                                                                       --------

Other Holdings (2.1%)
   iShares Russell 2000 Index Fund                            70,350      8,009
                                                                       --------

      Total                                                               8,009
                                                                       --------

Telecommunication Services (0.5%)
   * Alamosa Holdings, Inc.                                  250,300      1,912
                                                                       --------
      Total                                                               1,912
                                                                       --------
      Total Common Stocks
         (Cost: $306,830)                                               356,150
                                                                       --------
Money Market Investments (9.1%)
--------------------------------------------------------------------------------

Autos (1.3%)
   (b) Daimler Chrysler Auto, 1.78%, 10/27/04              5,000,000      4,994
                                                                       --------
      Total                                                               4,994
                                                                       --------

Federal Government & Agencies (1.2%)
   (b) Federal National Mortgage Association,
      1.47%, 10/6/04                                       4,500,000      4,499
                                                                       --------
      Total                                                               4,499
                                                                       --------

Finance Lessors (2.5%)
   Delaware Funding, 1.78%, 11/1/04                        5,000,000      4,992
   Windmill Funding Corp., 1.78%, 10/28/04                 5,000,000      4,993
                                                                       --------
      Total                                                               9,985
                                                                       --------

Finance Services (1.3%)
   Preferred Receivable Funding, 1.78%, 10/18/04           5,000,000      4,996
                                                                       --------
      Total                                                               4,996
                                                                       --------

Miscellaneous Business Credit Institutions (1.0%)
   National Rural Utility, 1.64%, 10/12/04                 3,700,000      3,698
                                                                       --------
      Total                                                               3,698
                                                                       --------

Security Brokers and Dealers (1.3%)
   Morgan Stanley Dean Witter, 1.78%, 10/25/04             5,000,000      4,994
                                                                       --------
      Total                                                               4,994
                                                                       --------

Short Term Business Credit (0.5%)
   UBS Finance Delaware LLC, 1.88%, 10/1/04                1,900,000      1,900
                                                                       --------
      Total                                                               1,900
                                                                       --------
      Total Money Market Investments
         (Cost: $35,066)                                                 35,066
                                                                       --------

      Total Investments (101.8%)
         (Cost $341,896)(a)                                             391,216
                                                                       --------

      Other Assets, Less Liabilities(-1.8%)                              (6,850)
                                                                       --------
      Total Net Assets (100.0%)                                        $384,366
                                                                       --------

*    Non-Income Producing

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $341,896 and the net unrealized appreciation of investments based on that cost was $49,320 which is comprised of $61,783 aggregate gross unrealized appreciation and $12,463 aggregate gross unrealized depreciation.

(b) All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                                     Unrealized
                                                                   Appreciation/
                                          Number of   Expiration    Depreciation
Issuer (000's)                            Contracts      Date         (000's)
--------------------------------------------------------------------------------
Russell 2000 Index Futures                   24          12/04          $76
(Total Notional Value at September
   30, 2004, $6,812)

Northwestern Mutual Series Fund, Inc.
T. Rowe Price Small Cap Value Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                         Market
                                                            Shares/      Value
                                                              Par        (000)
                                                           ---------   ---------
Common Stocks (96.9%)
--------------------------------------------------------------------------------

Consumer Discretionary (16.9%)
   Aaron Rents, Inc.                                         115,200    $ 2,507
   Aaron Rents, Inc. - Class A                                 4,725         94
   Abercrombie & Fitch Co. - Class A                           4,700        148
   * Big Lots, Inc.                                            9,500        116
   * Cablevision Systems Corp.                                21,000        426
   * Cox Radio Inc.-Class A                                    7,800        116
   CSS Industries, Inc.                                       34,100      1,055
   * Culp, Inc.                                               30,400        223
   Darden Restaurants, Inc.                                    5,000        117
   Dillard's, Inc. - Class A                                  11,800        233
   Dow Jones & Co., Inc.                                      10,900        443
   * Entercom Communications Corp. - Class A                  12,200        398
   Family Dollar Stores, Inc.                                 14,900        404
   Fred's, Inc.                                               56,650      1,017
   The Gap, Inc.                                              12,100        226
   Hancock Fabrics, Inc.                                      46,600        558
   Haverty Furniture Co., Inc.                                79,700      1,398
   Hearst-Argyle Television, Inc.                              2,200         54
   * Journal Register Co.                                     50,700        958
   Mattel, Inc.                                               35,700        647
   Matthews International Corp. - Class A                     62,600      2,121
   Meredith Corp.                                              5,800        298
   The New York Times Co. - Class A                            8,200        321
   Newell Rubbermaid, Inc.                                    17,400        349
   Pearson PLC-Sponsored ADR                                  30,000        325
   * RARE Hospitality International, Inc.                     65,250      1,739
   Reuters Group PLC-Spons ADR                                 7,100        242
   Ruby Tuesday, Inc.                                         90,200      2,515
   * Saga Communications, Inc. - Class A                      64,500      1,093
   * Scholastic Corp.                                          9,900        306
   SCP Pool Corp.                                             56,225      1,503
   Sinclair Broadcast Group, Inc. - Class A                   20,700        151
   Skyline Corp.                                              23,400        937
   Stanley Furniture Co., Inc.                                23,700      1,043
   * Stein Mart, Inc.                                        107,320      1,633
   * TBC Corp.                                                62,500      1,396
   Tribune Co.                                                 7,400        305
   * Unifi, Inc.                                              82,900        189
   The Washington Post Co. - Class B                             269        247
   * Weight Watchers Intl., Inc.                               2,600        101
                                                                       --------
      Total                                                              27,952
                                                                       --------

Consumer Staples (1.5%)
   Archer-Daniels-Midland Co.                                  6,800        115
   Campbell Soup Co.                                          19,500        513
   Casey's General Stores, Inc.                               68,400      1,271
   H.J. Heinz Co.                                              7,400        267
   * Wild Oats Markets, Inc.                                  39,000        337
                                                                       --------
      Total                                                               2,503
                                                                       --------

Energy (8.1%)

   * Atwood Oceanics, Inc.                                    19,000        903
   CARBO Ceramics, Inc.                                       18,900      1,363
   * Cooper Cameron Corp.                                      3,300        181
   Diamond Offshore Drilling, Inc.                            31,600      1,042
   * Forest Oil Corp.                                         50,850      1,532
   * Grant Prideco, Inc.                                      20,100        412
   * Hanover Compressor Co.                                   19,100        257
   * Lone Star Technologies, Inc.                             24,100        911
   * Magnum Hunter Resources, Inc.                            94,800      1,094
   Murphy Oil Corp.                                            2,700        234
   Penn Virginia Corp.                                        46,000      1,822
   * Petroleum Geo-Services-ADR                                2,600        125
   * TETRA Technologies, Inc.                                 53,050      1,647
   * Todco-Class A                                            71,100      1,234
   * W-H Energy Services, Inc.                                32,100        666
                                                                       --------
      Total                                                              13,423
                                                                       --------

Financials (21.7%)
   Allied Capital Corp.                                       47,400      1,156
   American Capital Strategies, Ltd.                          20,800        652
   Aon Corp.                                                   5,500        158
   Apartment Investment and Management Co. - Class A           7,100        247
   AXIS Capital Holdings Ltd.                                  5,900        153
   Bedford Property Investors, Inc.                           36,500      1,107
   Brown & Brown, Inc.                                        19,400        887
   The Charles Schwab Corp.                                   44,700        411
   Citizens Banking Corp.                                      2,900         94
   Commerce Bancshares, Inc.                                   3,630        175
   East West Bancorp, Inc.                                    68,700      2,308
   Equity Office Properties Trust                              3,300         90
   Federated Investors, Inc. - Class B                         6,500        185
   First Financial Fund, Inc.                                 59,300      1,209
   First Horizon National Corp.                                6,300        273
   First Republic Bank                                        46,700      2,148
   * Genworth Financial, Inc.                                 16,700        389
   Glenborough Realty Trust, Inc.                             27,300        567
   Huntington Bancshares, Inc.                                12,500        311
   Innkeepers USA Trust                                       69,100        860
   Janus Capital Group, Inc.                                  19,600        267
   Jefferson-Pilot Corp.                                       3,500        174
   Kilroy Realty Corp.                                        44,300      1,685
   * LaBranche & Co., Inc.                                    17,400        147
   Lasalle Hotel Properties                                   42,900      1,184
   Loews Corp.                                                 3,400        199
   * Markel Corp.                                              4,700      1,449
   Midland Co.                                                30,500        834
   MoneyGram International, Inc.                              18,348        313
   Netbank, Inc.                                              60,000        601
   New York Community Bancorp, Inc.                            6,800        140
   Northern Trust Corp.                                        7,200        294
   * Ohio Casualty Corp.                                      11,800        247
   The PNC Financial Services Group, Inc.                      5,100        276
   * ProAssurance Corp.                                       59,300      2,077
   Protective Life Corp.                                       4,200        165
   Radian Group, Inc.                                          6,600        305
   Regions Financial Corp.                                     7,300        241
   SAFECO Corp.                                                5,800        265
   Scottish Annuity & Life Holdings, Ltd.                     37,400        792
   * Silicon Valley Bancshares                                54,200      2,015
   The St. Paul Travelers Companies, Inc.                     15,630        517
   Sun Communities, Inc.                                      33,000      1,293
   Synovus Financial Corp.                                    14,100        369
   Texas Regional Bancshares, Inc. - Class A                  93,950      2,920
   * Triad Guaranty, Inc.                                     33,100      1,836
   UnumProvident Corp.                                        18,700        293
   Washington Real Estate Trust                               34,200      1,036
   XL Capital, Ltd. - Class A                                  3,900        289

                                                                       --------
      Total                                                              35,603
                                                                       --------

Health Care (5.2%)
   * Accredo Health, Inc.                                      3,500         82
   AmerisourceBergen Corp.                                     8,100        435
   Analogic Corp.                                             10,900        454
   * Andrx Corp.                                               1,200         27
   Arrow International, Inc.                                  19,430        581
   * Barr Laboratories, Inc.                                   1,400         58
   * Bone Care International, Inc.                            54,600      1,328
   * Community Health Systems, Inc.                            1,800         48
   * Diversa Corp.                                            78,200        653
   * Exelixis Inc.                                            67,000        540
   * HEALTHSOUTH Corp.                                        58,200        297
   * Human Genome Sciences, Inc.                               9,100         99
   * King Pharmaceuticals, Inc.                                  500          6
   * Lexicon Genetics Inc.                                   100,100        660
   * Lincare Holdings, Inc.                                   12,400        368
   * MedImmune, Inc.                                          19,300        457
   Mylan Laboratories, Inc.                                    7,700        139
   Owens & Minor, Inc.                                        68,600      1,743
   * Tenet Healthcare Corp.                                   39,800        429
   Valeant Pharmaceuticals International Co.                   5,100        123
   * Vertex Pharmaceuticals, Inc.                             10,900        114
                                                                       --------
      Total                                                               8,641
                                                                       --------

Industrials (19.0%)
   Ameron International Corp.                                 19,400        638
   C&D Technologies, Inc.                                     46,000        875
   * Casella Waste Systems, Inc. - Class A                    82,300        974
   CSX Corp.                                                  13,100        435
   * Dollar Thrifty Automotive Group, Inc.                    41,800      1,017
   EDO Corp.                                                  23,800        660
   Electro Rent Corp.                                         72,900        805
   ElkCorp                                                    37,500      1,041
   Equifax, Inc.                                              14,400        380
   Franklin Electric Co., Inc.                                51,600      2,044
   * FTI Consulting, Inc.                                     45,600        862
   G & K Services, Inc. - Class A                             34,600      1,375
   * Genesee & Wyoming, Inc.                                  31,500        798
   Herman Miller, Inc.                                         7,400        182
   IDEX Corp.                                                 42,400      1,440
   * Insituform Technologies, Inc. - Class A                  66,700      1,245
   JLG Industries, Inc.                                       85,200      1,431
   * Kirby Corp.                                              38,100      1,530
   * Laidlaw International, Inc.                              10,800        178
   * Landstar System, Inc.                                    66,800      3,921
   Manpower, Inc.                                              9,000        400
   McGrath Rentcorp                                           34,100      1,246
   Nordson Corp.                                              40,400      1,387
   Raytheon Co.                                               10,200        387
   Rockwell Collins, Inc.                                      7,000        260
   The ServiceMaster Co.                                      12,200        157
   Southwest Airlines Co.                                     30,000        409
   Thomas Industries, Inc.                                    40,900      1,284
   Union Pacific Corp.                                         6,700        393
   UTI Worldwide, Inc.                                        28,540      1,678
   Viad Corp.                                                  3,137         74
   * Waste Connections, Inc.                                  29,600        938
   Woodward Governor Co.                                      12,000        810
                                                                       --------
      Total                                                              31,254
                                                                       --------

Information Technology (9.9%)
   * ATMI, Inc.                                               31,800        651
   AVX Corp.                                                  19,300        229
   * Bearingpoint, Inc.                                       41,500        371
   Belden CDT, Inc.                                           57,900      1,262
   * The BISYS Group, Inc.                                    24,800        362
   * BMC Software, Inc.                                       23,600        373
   * Cadence Design Systems, Inc.                             10,200        133
   * Ceridian Corp.                                            6,600        122
   * Exar Corp.                                               55,700        789
   Helix Technology Corp.                                     42,400        576
   * Hewitt Associates, Inc.                                   2,600         69
   * Intuit, Inc.                                              7,800        354
   * Jabil Circuit, Inc.                                       6,500        150
   Landauer, Inc.                                             17,000        798
   * Littelfuse, Inc.                                         36,900      1,274
   * McAfee, Inc.                                             15,000        302
   Methode Electronics, Inc. - Class A                        39,500        505
   Molex, Inc. - Class A                                      14,700        387
   * MPS Group, Inc.                                         130,000      1,093
   * Mykrolis Corp.                                           72,500        730
   * Netegrity, Inc.                                          55,700        418
   * Novellus Systems, Inc.                                   15,800        420
   * NVIDIA Corp.                                              2,800         41
   * Packeteer, Inc.                                          83,700        905
   * Progress Software Corp.                                  54,300      1,081
   * SPSS, Inc.                                               48,625        648
   Startek, Inc.                                              15,600        489
   * Synopsys, Inc.                                           18,200        288
   * Tellabs, Inc.                                             5,400         50
   * Websense, Inc.                                           34,600      1,441
                                                                       --------
      Total                                                              16,311
                                                                       --------

Materials (9.6%)
   Agrium, Inc.                                                3,800         67
   Airgas, Inc.                                               53,100      1,278
   AptarGroup, Inc.                                           33,750      1,484
   Arch Chemicals, Inc.                                       39,600      1,131
   Bowater, Inc.                                               9,200        351
   Carpenter Technology Corp.                                 28,300      1,351
   Chesapeake Corp.                                           17,200        413
   Deltic Timber Corp.                                        29,700      1,182
   Domtar, Inc.                                               19,800        238
   Florida Rock Industries, Inc.                              29,625      1,451
   Gibraltar Steel Corp.                                      41,151      1,488
   Great Lakes Chemical Corp.                                  8,800        225
   Harmony Gold Mining Co. - Sponsored ADR                    23,300        317
   * IMC Global, Inc.                                          8,500        148
   MacDermid, Inc.                                            21,300        617
   MeadWestvaco Corp.                                         11,000        351
   * Meridian Gold, Inc.                                      65,800      1,100
   Myers Industries, Inc.                                     43,267        474
   Potash Corp. of Saskatchewan, Inc.                          1,600        103
   Potlatch Corp.                                              2,200        103
   * Symyx Technologies, Inc.                                 29,800        702
   Wausau-Mosinee Paper Corp.                                 77,700      1,294
                                                                       --------
      Total                                                              15,868
                                                                       --------

Telecommunication Services (1.0%)
   AT&T Corp.                                                 16,400        235
   * Crown Castle International Corp.                          3,200         48
   * Qwest Communications International, Inc.                101,700        339
   Telephone and Data Systems, Inc.                            3,500        295
   * US Cellular Corp.                                           300         13
   * Wireless Facilities, Inc.                               111,800        778

                                                                       --------
      Total                                                               1,708
                                                                       --------

Utilities (4.0%)
   Black Hills Corp.                                          36,100      1,002
   Cleco Corp.                                                40,000        690
   * CMS Energy Corp.                                         11,100        106
   Duke Energy Corp.                                          17,900        410
   * Dynegy, Inc. - Class A                                   63,400        316
   * El Paso Electric Co.                                     54,800        880
   FirstEnergy Corp.                                           6,700        275
   NiSource, Inc.                                             21,300        448
   * NRG Energy, Inc. - W/I                                   12,900        348
   Otter Tail Corp.                                           22,000        561
   Pinnacle West Capital Corp.                                 3,800        158
   TECO Energy, Inc.                                          38,700        524
   Vectren Corp.                                              29,600        745
   Xcel Energy, Inc.                                           5,100         88
                                                                       --------
      Total                                                               6,551
                                                                       --------
      Total  Common Stocks
      (Cost: $128,448)                                                  159,814
                                                                       --------
Convertible Corporate Bonds (0.0%)

-------------------------------------------------------------------------------

Utilities (0.0%)
   Xcel Energy Inc., 7.50%, 11/21/07 144A                      2,000          3
                                                                       --------
      Total  Convertible Corporate Bonds
      (Cost: $3)                                                              3
                                                                       --------
Money Market Investments (3.3%)

--------------------------------------------------------------------------------

Other Holdings (3.3%)
   Reserve Investment Fund                                 5,503,216      5,503
                                                                       --------
      Total  Money Market Investments
      (Cost: $5,503)                                                      5,503
                                                                       --------
      Total Investments (100.2%)
      (Cost $133,954)(a)                                                165,320
                                                                       --------
      Other Assets, Less Liabilities (-0.2%)                               (336)
                                                                       --------
      Total Net Assets (100.0%)                                        $164,984
                                                                       --------

* Non-Income Producing

ADR - American Depository Receipt

144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities was $3, representing 0.0% of net assets.

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $133,954 and the net unrealized appreciation of investments based on that cost was $31,366 which is comprised of $34,684 aggregate gross unrealized appreciation and $3,318 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.
Aggressive Growth Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                        Market
                                                           Shares/       Value
                                                             Par         (000)
                                                         ----------   ----------
Common Stocks (95.5%)
--------------------------------------------------------------------------------

Consumer Discretionary (14.3%)
   * Ann Taylor Stores Corp.                                437,500   $   10,238
   Circuit City Stores, Inc.                                482,100        7,395
   * Dick's Sporting Goods, Inc.                            209,400        7,459
   Fairmont Hotels & Resorts, Inc.                          514,020       14,043
   Garmin, Ltd.                                             368,100       15,920
   Gentex Corp.                                             352,030       12,367
   * Getty Images, Inc.                                     203,870       11,274
   Jones Apparel Group, Inc.                                308,700       11,051
   * Lamar Advertising Co. - Class A                        393,025       16,354
   Michaels Stores, Inc.                                    294,600       17,443
   * O'Reilly Automotive, Inc.                              320,930       12,288
   PETsMART, Inc.                                           323,900        9,196
   * Pixar, Inc.                                            133,100       10,502
   * Univision Communications, Inc. - Class A               244,127        7,717
   * Westwood One, Inc.                                     232,800        4,602
                                                                      ----------
      Total                                                              167,849
                                                                      ----------

Consumer Staples (1.3%)
   * Smithfield Foods, Inc.                                 249,500        6,238
   Whole Foods Market, Inc.                                 109,500        9,394
                                                                      ----------
      Total                                                               15,632
                                                                      ----------

Energy (7.3%)
   BJ Services Co.                                          347,200       18,197
   * Cooper Cameron Corp.                                   359,800       19,731
   * Nabors Industries, Ltd.                                463,800       21,961
   Pioneer Natural Resources Co.                            329,000       11,344
   * Smith International, Inc.                              233,700       14,193
                                                                      ----------
      Total                                                               85,426
                                                                      ----------

Financials (9.1%)
   * Ameritrade Holding Corp.                               777,300        9,335
   Assured Guaranty, Ltd.                                   361,600        6,024
   * CapitalSource, Inc.                                    740,100       16,534
   CIT Group, Inc.                                          550,000       20,565
   Investors Financial Services Corp.                       482,680       21,784
   Legg Mason, Inc.                                         269,970       14,381
   The St. Joe Company                                      117,800        5,627
   Ventas, Inc.                                             452,700       11,734
                                                                      ----------
      Total                                                              105,984
                                                                      ----------

Health Care (22.7%)
   * Angiotech Pharmaceuticals, Inc.                        634,777       12,867
   * Biogen Idec, Inc.                                      290,700       17,782
   Biomet, Inc.                                             329,310       15,438
   * Caremark Rx, Inc.                                      485,694       15,576

   * Charles River Laboratories International, Inc.         369,700       16,932
   * Covance, Inc.                                          374,300       14,961
   * Cytyc Corp.                                            604,100       14,589
   * DaVita, Inc.                                           490,600       15,282
   * Elan Corp. PLC, ADR                                    496,100       11,609
   Health Management Associates, Inc. - Class A             821,010       16,773
   * Kinetic Concepts, Inc.                                 335,400       17,625
   * Lincare Holdings, Inc.                                 265,800        7,897
   Medicis Pharmaceutical Corp. - Class A                   288,700       11,271
   * Neurocrine Biosciences, Inc.                           161,300        7,607
   * Patterson Companies, Inc.                              193,898       14,845
   * St. Jude Medical, Inc.                                 210,500       15,844
   * Varian Medical Systems, Inc.                           230,700        7,975
   * VCA Antech, Inc.                                       516,800       10,662
   * Waters Corp.                                           484,270       21,357
                                                                      ----------
      Total                                                              266,892
                                                                      ----------

Industrials (16.2%)
   * Apollo Group, Inc. - Class A                            60,680        4,452
   ARAMARK Corp. - Class B                                  604,300       14,588
   Cintas Corp.                                             265,350       11,155
   The Corporate Executive Board Co.                        445,820       27,303
   Deere & Co.                                              176,840       11,415
   Expeditors International of Washington, Inc.             447,030       23,111
   Fastenal Co.                                             293,690       16,917
   Graco, Inc.                                              744,500       24,941
   L-3 Communications Holdings, Inc.                        286,350       19,185
   Manpower, Inc.                                           261,840       11,649
   Robert Half International, Inc.                          512,000       13,194
   * Stericycle, Inc.                                       261,380       11,997
                                                                      ----------
      Total                                                              189,907
                                                                      ----------

Information Technology (22.4%)
   Adobe Systems, Inc.                                      196,330        9,712
   * Amdocs, Ltd.                                           349,150        7,622
   * Avaya, Inc.                                            753,300       10,501
   CDW Corp.                                                299,340       17,371
   * Cognos, Inc.                                           697,400       24,772
   * DST Systems, Inc.                                      178,800        7,951
   Harris Corp.                                             259,900       14,279
   Infosys Technologies, Ltd., ADR                          296,070       16,758
   * Integrated Circuit Systems, Inc.                       434,280        9,337
   * Jabil Circuit, Inc.                                    270,600        6,224
   * KLA-Tencor Corp.                                       171,080        7,096
   * Kronos, Inc.                                           200,100        8,862
   * Lam Research Corp.                                     593,400       12,984
   Microchip Technology, Inc.                               407,895       10,948
   * NAVTEQ Corp.                                           120,200        4,284
   Paychex, Inc.                                            510,340       15,387
   * QLogic Corp.                                           376,070       11,135
   * Semtech Corp.                                          579,490       11,109
   * Silicon Laboratories, Inc.                             224,400        7,425
   * VeriSign, Inc.                                         606,820       12,064
   * Zebra Technologies Corp. - Class A                     589,852       35,986
                                                                      ----------
      Total                                                              261,807
                                                                      ----------

Materials (2.0%)
   Praxair, Inc.                                            537,840       22,987
                                                                      ----------
      Total                                                               22,987
                                                                      ----------

Other Holdings (0.2%)
   Broadband HOLDRS (SM) Trust                              132,800        2,012
                                                                      ----------
      Total                                                                2,012
                                                                      ----------
      Total Common Stocks
         (Cost: $949,436)                                              1,118,496
                                                                      ----------
Money Market Investments (4.2%)
--------------------------------------------------------------------------------

Autos (0.8%)
   Daimler Chrysler Auto, 1.78%, 10/27/04                10,000,000        9,987
                                                                      ----------
      Total                                                                9,987
                                                                      ----------

Federal Government & Agencies (0.3%)
   Federal National Mortgage Association, 1.46%,
      10/6/04                                             3,000,000        2,999
                                                                      ----------
      Total                                                                2,999
                                                                      ----------

Finance Lessors (0.9%)
   Delaware Funding, 1.78%, 11/1/04                      10,000,000        9,985
                                                                      ----------
      Total                                                                9,985
                                                                      ----------

Finance Services (0.8%)
   Preferred Receivable Funding, 1.78%, 10/18/04         10,000,000        9,992
                                                                      ----------
      Total                                                                9,992
                                                                      ----------

Miscellaneous Business Credit Institutions (0.9%)
   National Rural Utility, 1.79%, 11/2/04                10,000,000        9,984
                                                                      ----------
      Total                                                                9,984
                                                                      ----------

Short Term Business Credit (0.5%)
   UBS Finance Delaware LLC, 1.88%, 10/1/04               6,000,000        6,000
                                                                      ----------
      Total                                                                6,000
                                                                      ----------
      Total Money Market Investments
         (Cost: $48,947)                                                  48,947
                                                                      ----------

      Total Investments (99.7%)
         (Cost $998,383)(a)                                            1,167,443
                                                                      ----------
      Other Assets, Less Liabilities (0.3%)                                2,959
                                                                      ----------
      Total Net Assets (100.0%)                                       $1,170,402
                                                                      ----------

* Non-Income Producing

ADR - American Depository Receipt

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $998,383 and the net unrealized appreciation of investments based on that cost was $169,060 which is comprised of $208,277 aggregate gross unrealized appreciation and $39,217 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.
International Growth Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                                  Market
                                                                      Shares/     Value
                                                        Country         Par       (000)
                                                    --------------   ---------   -------
Foreign Common Stocks (94.7%)
----------------------------------------------------------------------------------------

Basic Materials (5.1%)
   BASF AG                                          Germany             10,355   $   608
   CRH PLC                                          Ireland             27,945       663
   K+S AG                                           Germany             10,140       435
   Nippon Steel Corp.                               Japan              248,500       591
   Sumitomo Chemical Co., Ltd.                      Japan              132,000       625
   * Syngenta AG                                    Switzerland          7,830       746
   Weinberger AG                                    Austria             23,040       865
                                                                                 -------
      Total                                                                        4,533
                                                                                 -------

Conglomerates (2.9%)
   Grupo Ferrovial                                  Spain               21,250       949
   Nomura TOPIX Exchange Traded Fund                Japan               68,900       694
   Vinci SA                                         France               7,855       904
                                                                                 -------
      Total                                                                        2,547
                                                                                 -------

Consumer Cyclical (22.9%)
   Autoliv                                          Sweden               6,805       272
   Belluna Warrants                                 Japan                1,452         2
   Beru AG Ludwigsburg                              Germany              7,255       521
   Bridgestone Corp.                                Japan               30,000       557
   * Bulgari SPA.                                   Italy               56,725       564
   Burberry Group PLC                               United Kingdom      78,215       527
   Carnival Corp.                                   United Kingdom      13,915       658
   Edgars Consolidated Stores, Ltd.                 South Africa        11,933       348
   Esprit Holdings, Ltd.                            Hong Kong          163,500       837
   Four Seasons Hotels, Inc.                        Canada               4,640       297
   Funai Electric Co., Ltd.                         Japan                3,700       499
   * Gestevision Telecinco SA                       Spain                5,885       106
   Hilton Group PLC                                 United Kingdom     125,890       630
   Hyundai Motor Co., Ltd.                          South Korea         14,800       682
   * Intercontinental Hotels                        United Kingdom      48,160       548
   Lagardere S.C.A.                                 France               8,680       538
   Lottomatica SPA                                  Italy               24,335       673
   Mediaset SPA                                     Italy               26,180       297
   Michelin - Class B Shares                        France               5,700       290
   Next PLC                                         United Kingdom      35,790     1,058
   NHK Spring Co., Ltd.                             Japan               71,000       515
   Nissan Motor Co., Ltd.                           Japan               47,200       514
   Nitori Co., Ltd.                                 Japan                9,450       542
   Nobia AB                                         Sweden              50,950       656
   Nokian Renkaat Oyj                               Finland              5,515       599
   Opap SA                                          Greece              29,040       558
   Porsche AG                                       Germany                955       618
   Punch Taverns PLC                                United Kingdom      75,480       688
   Ryohin Keikaku Co., Ltd.                         Japan               11,300       488
   Signet Group PLC                                 United Kingdom     293,595       608
   Square Enix Co., Ltd.                            Japan               20,700       567
   * Swatch Group AG                                Switzerland          4,880       659
   Techtronics Industries Co.                       Hong Kong          363,500       716
   * Urbi Desarollos Urbanos SA                     Mexico              68,085       249
   USS Co., Ltd.                                    Japan                7,400       558

   * Vivendi Universal SA                           France              22,795       584
   Walmart de Mexico - Series V                     Mexico             155,065       526
   Wolseley PLC                                     United Kingdom      38,660       660
                                                                                 -------
      Total                                                                       20,209
                                                                                 -------

Consumer Non-Cyclical (7.8%)
   Axfood AB                                        Sweden              16,850       456
   * Cott Corp. ADR                                 Canada              16,300       470
   Metro AG                                         Germany             12,085       537
   * Natura Cosmeticos SA                           Brazil              24,150       488
   Nestle SA                                        Switzerland          1,860       426
   Puma AG Rudolf Dassler Sport                     Germany              4,680     1,250
   Reckitt Benckiser PLC                            United Kingdom      27,745       680
   * Royal Numico NV                                Netherlands         17,925       571
   SABMiller PLC                                    United Kingdom      21,965       290
   Swedish Match AB                                 Sweden              80,270       849
   Tesco PLC                                        United Kingdom     165,320       853
                                                                                 -------
      Total                                                                        6,870
                                                                                 -------

Energy (5.5%)
   BG Group PLC                                     United Kingdom      95,895       644
   BP PLC                                           United Kingdom      64,785       618
   Encana Corp.                                     Canada              15,015       692
   ENI SPA                                          Italy               33,920       760
   Suncor Energy Inc.                               Canada              20,205       645
   Technip                                          France               4,760       769
   Total Fina Elf SA                                France               3,765       767
                                                                                 -------
      Total                                                                        4,895
                                                                                 -------

Financials (16.3%)
   * Admiral Group PLC                              United Kingdom      13,940        73
   Alpha Bank AE                                    Greece              26,258       669
   AMP, Ltd.                                        Australia          151,295       683
   Anglo Irish Bank Corp.                           Ireland             73,592     1,347
   Banco Espanol de Credito SA                      Spain               40,665       475
   Banco Popolare Di Verona                         Italy               40,915       718
   Bank of Yokohama                                 Japan              101,000       543
   Bank Rakyat Indonesia                            Indonesia        2,904,500       650
   BNP Paribas SA                                   France              10,820       699
   Credit Saison Co.                                Japan                    0       538
   DNB NOR ASA                                      Norway              79,035       625
   Erste Bank Der Oester                            Austria             15,995       666
   Fondiaria SAI SPA                                Italy               24,820       560
   Foreningssparbanken AB - A Shares                Sweden              29,005       604
   HSBC Holdings PLC                                Hong Kong           39,583       629
   ING Groep NV                                     Netherlands         26,234       662
   * Kookmin Bank                                   South Korea         16,780       531
   Man Group PLC                                    United Kingdom      20,980       451
   Manulife Financial Corp. ADR                     Canada              13,680       599
   Mitsubishi Tokyo Financial                       Japan                   67       559
   OTP Bank RT                                      Hungary             36,700       821
   Royal Bank of Scotland Group PLC                 United Kingdom      19,554       565
   Storebrand ASA                                   Norway              93,820       707
                                                                                 -------
      Total                                                                       14,374
                                                                                 -------

Health Care (8.1%)
   * Actelion, Ltd.                                 Switzerland          4,265       437
   CSL, Ltd.                                        Australia           34,260       705
   * Elekta AB - Class B Shares                     Sweden              19,575       476

   GN Store Nord A/S                                Denmark             79,795       805
   Nobel Biocare Holding AG                         Switzerland          4,145       643
   Novartis AG                                      Switzerland         15,315       714
   Roche Holding AG                                 Switzerland          5,765       596
   Schwarz Pharma AG                                Germany             17,395       645
   Smith & Nephew PLC                               United Kingdom      46,790       430
   Straumann Holding - N Shares                     Switzerland          2,315       491
   * Synthes Inc.                                   Switzerland          6,720       732
   * Teva Pharmaceutical Industries, Ltd. ADR       Israel              17,020       442
                                                                                 -------
      Total                                                                        7,116
                                                                                 -------

Industrials (9.0%)
   Atlas Copco AB - A Shares                        Sweden              16,945       652
   Capita Group PLC                                 United Kingdom     123,015       732
   * Chiyoda Corp.                                  Japan               99,000       749
   Cobham Group PLC                                 United Kingdom      26,230       632
   Daewoo Shipbuilding & Marine Engineering Co.     South Korea         44,680       650
   * Deutz AG                                       Germany             26,733        95
   Fuji Seal Inc.                                   Japan                3,500       150
   Keyence Corp.                                    Japan                2,800       589
   Kubota Corp.                                     Japan              147,000       694
   Meggitt PLC                                      United Kingdom     140,378       620
   Neopost SA                                       France              10,700       687
   Omron Corp.                                      Japan               23,900       528
   Schneider Electric SA                            France               8,320       538
   Volvo AB                                         Sweden              17,935       633
                                                                                 -------
      Total                                                                        7,949
                                                                                 -------

Technology (9.3%)
   * Axalto Holdings N.V.                           France               6,273       134
   Canon, Inc.                                      Japan               11,800       555
   Citizens Electronics Co., Ltd.                   Japan                9,350       492
   Dassault Systemes SA                             France              11,205       524
   * Epcos AG                                       Germany             20,610       310
   * Ericsson LM - B Shares                         Sweden             307,600       954
   * Gresham Computing PLC                          United Kingdom      88,340       425
   * Hoya Corp.                                     Japan                6,300       660
   Indra Sistemas SA                                Spain               42,580       567
   Infosys Technologies Ltd.                        India               17,953       662
   * Kontron AG                                     Germany             75,840       605
   Net One Systems Co., Ltd.                        Japan                  163       602
   Samsung Electronics Co., Ltd.                    South Korea          1,610       640
   Siemens AG                                       Germany              7,045       516
   * TDK Corp.                                      Japan                8,300       553
                                                                                 -------
      Total                                                                        8,199
                                                                                 -------

Telecommunication Services (2.9%)
   * Mobistar SA                                    Belgium             13,010       930
   PT Telekomunikasi Indonesia                      Indonesia        1,295,000       587
   * Telefonica SA                                  Spain               39,990       598
   Vodafone Group PLC                               United Kingdom     202,815       485
                                                                                 -------
      Total                                                                        2,600
                                                                                 -------

Transportation (2.7%)
   Canadian National Railway Co.                    Canada              15,175       742
   Fraport AG                                       Germany             16,145       536
   * Golar LNG, Ltd.                                Norway              33,160       522
   Kamigumi Co., Ltd.                               Japan               83,000       601
                                                                                 -------

      Total                                                                        2,401
                                                                                 -------

Utilities (2.2%)
   Brisa Auto Estrada de Portugal SA                Portugal            76,045       618
   Centrica PLC                                     United Kingdom     143,560       652
   Iberdrola SA                                     Spain               31,185       647
                                                                                 -------
      Total                                                                        1,917
                                                                                 -------
      Total  Foreign Common Stocks
         (Cost: $67,052)                                                          83,610
                                                                                 -------
Money Market Investments (4.9%)
----------------------------------------------------------------------------------------

Federal Government & Agencies (3.8%)
   Federal Home Loan Mortgage Co., 1.61%, 10/5/04   United States    3,000,000     3,299
                                                                                 -------
      Total                                                                        3,299
                                                                                 -------

Short Term Business Credit (1.1%)
   UBS Finance Delaware LLC, 1.88%, 10/1/04         United States    1,000,000     1,000
                                                                                 -------
      Total                                                                        1,000
                                                                                 -------
      Total Money Market Investments
         (Cost: $4,299)                                                            4,299
                                                                                 -------

      Total Investments (99.6%)
         (Cost $71,351)(a)                                                        87,909
                                                                                 -------
      Other Assets, Less Liabilities (0.4%)                                          384
                                                                                 -------
      Total Net Assets (100.0%)                                                  $88,293
                                                                                 -------

* Non-Income Producing

ADR - American Depository Receipt

 (a)At September 30, 2004 the aggregate cost of securities for federal tax purposes was $71,351 and the net unrealized appreciation of investments based on that cost was $16,558 which is comprised of $17,569 aggregate gross unrealized appreciation and $1,011 aggregate gross unrealized depreciation.

Investment Percentage by Country:
Japan                                       15.8%
United Kingdom                              15.4%
Germany                                      7.6%
France                                       7.3%
Sweden                                       6.3%
Switzerland                                  6.2%
Other                                       41.4%
      Total                                100.0%

Northwestern Mutual Series Fund, Inc.
Franklin Templeton International Equity Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                                   Market
                                                                       Shares/      Value
                                                         Country         Par        (000)
                                                     --------------   ---------   --------
Foreign Common Stocks (95.9%)
------------------------------------------------------------------------------------------

Consumer Discretionary (9.2%)
   Accor SA                                          France             173,000   $  6,742
   Compass Group PLC                                 United Kingdom   1,118,000      4,461
   Fuji Photo Film Co., Ltd.                         Japan               23,800        782
   GKN PLC                                           United Kingdom   2,091,540      8,128
   Koninklijke (Royal) Philips Electronic NV         Netherlands        449,135     10,285
   Michelin SA - Class B                             France             156,780      7,968
   Pearson PLC                                       United Kingdom     697,770      7,462
   Reed Elsevier NV                                  Netherlands        645,340      8,312
   Sony Corp.                                        Japan              200,900      6,854
   Valeo SA                                          France             148,650      5,443
   Volkswagen AG                                     Germany            230,450      8,853
   Wolters Kluwer NV                                 Netherlands        166,630      2,804
                                                                                  --------
      Total                                                                         78,094
                                                                                  --------

Consumer Staples (3.6%)
   Boots Group PLC                                   United Kingdom     601,970      6,993
   Cadbury Schweppes PLC                             United Kingdom   1,086,340      8,355
   Nestle SA                                         Switzerland         38,980      8,928
   Unilever PLC                                      United Kingdom     773,990      6,299
                                                                                  --------
      Total                                                                         30,575
                                                                                  --------

Energy (8.3%)
   BP PLC                                            United Kingdom   1,037,940      9,908
   CNOOC, Ltd., ADR                                  Hong Kong          197,530     10,390
   ENI SPA                                           Italy              414,535      9,288
   IHC Caland NV                                     Netherlands        112,800      5,839
   Norsk Hydro ASA                                   Norway             125,558      9,140
   Repsol YPF SA                                     Spain              493,680     10,840
   Shell Transport & Trading Co. PLC                 United Kingdom   1,428,430     10,481
   Total SA                                          France              21,182      4,315
                                                                                  --------
      Total                                                                         70,201
                                                                                  --------

Financials (19.2%)
   Abbey National PLC                                United Kingdom     906,009      9,181
   ACE, Ltd.                                         Cayman Island      234,580      9,397
   Australia & New Zealand Banking Group, Ltd.       Australia           89,588      1,234
   Axa SA                                            France             460,957      9,326
   * Banca Nazionale Del Lavoro SPA                  Italy            3,584,211      7,946
   Cheung Kong Holdings, Ltd.                        Hong Kong        1,035,000      8,893
   DBS Group Holdings, Ltd.                          Singapore          741,000      7,042
   DBS Group Holdings, Ltd.                          Singapore          451,000      4,286
   HSBC Holdings PLC                                 United Kingdom     530,937      8,443
   ING Groep NV                                      Netherlands        436,000     11,004
   Lloyds TSB Group PLC                              United Kingdom   1,165,150      9,098
   National Australia Bank, Ltd.                     Australia          514,130     10,048
   Nomura Holdings, Inc.                             Japan              332,400      4,268
   Nordea Bank AB                                    Sweden           1,651,590     13,476
   Riunione Adriatica di Sicurta SPA                 Italy              447,283      8,594

   Sompo Japan Insurance, Inc.                       Japan            1,103,000      9,347
   Standard Chartered PLC                            United Kingdom     370,360      6,357
   Swire Pacific, Ltd. - Class A                     Hong Kong        1,276,500      8,880
   Swiss Re                                          Switzerland        170,200      9,793
   XL Capital, Ltd. - Class A                        Cayman Islands      94,850      7,018
                                                                                  --------
      Total                                                                        163,631
                                                                                  --------

Health Care (5.2%)
   * CK Life Sciences International, Inc.            Hong Kong           29,640          5
   Glaxosmithkline PLC                               United Kingdom     365,910      7,886
   Mayne Group, Ltd.                                 Australia               10          0
   Ono Pharmaceutical Co., Ltd.                      Japan              191,000      8,474
   SANOFI-AVENTIS                                    France             164,624     11,942
   Shire Pharmaceuticals Group                       United Kingdom   1,124,010     10,632
   Takeda Pharmaceutical Co., Ltd.                   Japan              111,700      5,067
                                                                                  --------
      Total                                                                         44,006
                                                                                  --------

Industrials (16.6%)
   Adecco SA                                         Switzerland        124,930      6,203
   Atlas Copco AB                                    Sweden             221,760      8,529
   BAE Systems PLC                                   United Kingdom   3,411,020     13,873
   Brambles Industries PLC                           United Kingdom     996,181      4,628
   * British Airways PLC                             United Kingdom   1,228,800      4,614
   Deutsche Post AG                                  Germany            602,100     11,673
   Empresa Brasiliera DE AE, ADR                     Brazil             148,150      3,911
   Hutchison Whampoa, Ltd.                           Hong Kong        1,081,000      8,456
   Hutchison Whampoa, Ltd. RIGHTS                    Hong Kong           14,413          0
   KCI Konecranes International PLC                  Finland            302,500     11,761
   Rentokil Initial PLC                              United Kingdom   2,672,940      7,279
   * Rolls-Royce Group PLC                           United Kingdom   1,916,990      8,785
   Securitas AB - Class B                            Sweden             541,000      7,208
   Smiths Group PLC                                  United Kingdom     480,490      6,451
   Societe Bic SA                                    France             173,740      8,006
   Toto, Ltd.                                        Japan              873,000      7,580
   Vestas Wind Systems AS                            Denmark            626,460      9,070
   Vestas Wind Systems AS                            Denmark            208,820      3,023
   Volvo AB - Class B                                Sweden             278,740      9,840
                                                                                  --------
      Total                                                                        140,890
                                                                                  --------

Information Technology (6.4%)
   * Celestica, Inc.                                 Canada             415,600      5,271
   * Check Point Software Technologies, Ltd.         Israel             387,430      6,575
   Hitachi, Ltd.                                     Japan            1,198,000      7,239
   Nintendo Co., Ltd.                                Japan               64,600      7,901
   Samsung Electronics Co., Ltd.                     South Korea         46,140     18,352
   Toshiba Corp.                                     Japan            2,350,000      8,635
                                                                                  --------
      Total                                                                         53,973
                                                                                  --------

Materials (11.4%)
   Akzo Nobel NV                                     Netherlands        234,050      8,264
   Alumina, Ltd.                                     Australia        1,908,930      7,771
   BASF AG                                           Germany            206,800     12,149
   Bayer AG                                          Germany            263,150      7,190
   BHP Billiton, Ltd.                                Australia        1,681,770     17,494
   * Cia Vale Do Rio Doce, ADR                       Brazil             490,650      9,445
   Domtar, Inc.                                      Canada             455,490      5,471
   Norske Skogindustrier ASA                         Norway             684,860     12,285
   Stora Enso OYJ - Class R                          Finland            658,140      8,893
   Upm-Kymmene OYJ                                   Finland            394,760      7,516
                                                                                  --------

      Total                                                                         96,478
                                                                                  --------

Telecommunication Services (8.8%)
   BCE, Inc.                                         Canada             430,910      9,278
   KT Corp., ADR                                     South Korea        385,100      6,959
   Nippon Telegraph & Telephone Corp.                Japan                1,930      7,687
   Portugal Telecom SA                               Portugal           632,670      6,970
   SK Telecom, Ltd., ADR                             South Korea        322,890      6,280
   * Telefonica SA, ADR                              Spain              251,528     11,317
   Telefonos de Mexico SA, ADR                       Mexico             257,344      8,304
   Telenor ASA                                       Norway           1,208,610      9,202
   Vodafone Group PLC                                United Kingdom   3,802,400      9,100
                                                                                  --------
      Total                                                                         75,097
                                                                                  --------

Utilities (7.2%)
   E.On AG                                           Germany            146,700     10,795
   Endesa SA                                         Spain              431,810      8,222
   Hong Kong Electric Holdings, Ltd.                 Hong Kong        1,549,500      6,875
   Iberdrola SA                                      Spain              387,080      8,029
   Korea Electric Power Corp.                        South Korea        224,850      4,247
   National Grid Transco PLC                         United Kingdom   1,093,990      9,230
   Suez SA                                           France             646,510     13,859
                                                                                  --------
      Total                                                                         61,257
                                                                                  --------
      Total Foreign Common Stocks
      (Cost: $694,135)                                                             814,202
                                                                                  --------

Money Market Investments (3.8%)
------------------------------------------------------------------------------------------

Finance Lessors (2.3%)
   Delaware Funding, 1.68%, 10/8/04                  United States       10,000      9,997
   Thunder Bay Funding, Inc., 1.77%, 10/20/04        United States       10,000      9,991
                                                                                  --------
      Total                                                                         19,988
                                                                                  --------

Miscellaneous Business Credit Institutions (1.2%)
   National Rural Utility, 1.63%, 10/5/04            United States       10,000      9,998
                                                                                  --------
      Total                                                                          9,998
                                                                                  --------

Short Term Business Credit (0.3%)
   UBS Finance Delaware LLC, 1.88%, 10/1/04          United States       23,000      2,300
                                                                                  --------
      Total                                                                          2,300
                                                                                  --------
      Total Money Market Investments
      (Cost: $32,286)                                                               32,286
                                                                                  --------

      Total Investments (99.7%)
      (Cost $726,421)(a)                                                           846,488
                                                                                  --------
      Other Assets, Less Liabilities (0.3%)                                          2,867
                                                                                  --------
      Total Net Assets (100.0%)                                                   $849,355
                                                                                  --------

* Non-Income Producing

ADR - American Depository Receipt

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $726,421 and the net unrealized appreciation of investments based on that cost was $120,067 which is comprised of $162,249 aggregate gross unrealized appreciation and $42,182 aggregate gross unrealized depreciation.

Investment Percentage by Country:
Other                                 48.9%
United Kingdom                        21.8%
Japan                                  9.1%
France                                 8.3%
Germany                                6.2%
Netherlands                            5.7%
   Total                            100.00%

Northwestern Mutual Series Fund, Inc.
AllianceBernstein Mid Cap Value Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                          Market
                                                               Shares/    Value
                                                                 Par      (000)
                                                              --------   -------
Common Stocks (96.5%)
--------------------------------------------------------------------------------

Consumer Discretionary (23.1%)
   American Axle & Manufacturing Holdings, Inc.                 17,500   $   512
   ArvinMeritor, Inc.                                           53,800     1,009
   * AutoNation, Inc.                                           47,900       818
   Beazer Homes USA, Inc.                                        6,200       663
   Borders Group, Inc.                                          43,900     1,088
   BorgWarner, Inc.                                             14,400       623
   Dana Corp.                                                   51,700       915
   Federated Department Stores, Inc.                            14,000       636
   Foot Locker, Inc.                                             9,100       216
   * Group 1 Automotive, Inc.                                   34,900       952
   Jones Apparel Group, Inc.                                    22,700       813
   Liz Claiborne, Inc.                                          23,900       902
   The Neiman Marcus Group, Inc.-Class A                        16,000       920
   * Office Depot, Inc.                                         66,200       995
   * Payless ShoeSource, Inc.                                   82,800       839
   RadioShack Corp.                                             31,400       899
   V. F. Corp.                                                  13,900       687
                                                                         -------
      Total                                                               13,487
                                                                         -------

Consumer Staples (7.8%)
   * BJ's Wholesale Club, Inc.                                  39,000     1,066
   * Constellation Brands, Inc.-Class A                         28,700     1,092
   Corn Products International, Inc.                             9,100       420
   * Del Monte Foods Co.                                        95,800     1,005
   Universal Corp.                                              22,400     1,000
                                                                         -------
      Total                                                                4,583
                                                                         -------

Energy (2.7%)
   Pogo Producing Co.                                           19,100       906
   * Seacor Smit, Inc.                                          13,900       650
                                                                         -------
      Total                                                                1,556
                                                                         -------

Financials (19.1%)
   A.G. Edwards, Inc.                                           28,200       976
   Astoria Financial Corp.                                      20,100       713
   Banknorth Group, Inc.                                        12,000       420
   Commercial Federal Corp.                                     23,000       621
   Fidelity National Financial, Inc.                             6,300       240
   Hibernia Corp. - Class A                                     30,000       792
   MAF Bancorp, Inc.                                            22,400       966
   Old Republic International Corp.                             35,100       879
   Popular, Inc.                                                27,600       726
   Radian Group, Inc.                                           22,200     1,026
   Sovereign Bancorp, Inc.                                      38,600       842
   StanCorp Financial Group, Inc.                               13,000       926
   UnionBanCal Corp.                                            12,000       711
   Washington Federal, Inc.                                     27,000       679
   Whitney Holding Corp.                                        15,100       634

                                                                         -------
      Total                                                               11,151
                                                                         -------

Health Care (3.5%)
   Owens & Minor, Inc.                                          30,950       786
   * PacifiCare Health Systems, Inc.                            20,500       752
   Universal Health Services, Inc. - Class B                    11,000       479
                                                                         -------
      Total                                                                2,017
                                                                         -------

Industrials (17.6%)
   Cooper Industries, Ltd.-Class A                              12,000       708
   Harsco Corp.                                                 14,200       638
   Hughes Supply, Inc.                                          26,600       800
   * Moog, Inc. - Class A                                       21,100       766
   Mueller Industries, Inc.                                     19,600       842
   PACCAR, Inc.                                                  9,750       674
   Parker-Hannifin Corp.                                        10,600       624
   Reliance Steel & Aluminum Co.                                25,000       993
   * Terex Corp.                                                12,600       547
   Textron, Inc.                                                12,000       771
   * United Stationers, Inc.                                    24,700     1,071
   * URS Corp.                                                  46,200     1,232
   USF Corp.                                                    17,000       610
                                                                         -------
      Total                                                               10,276
                                                                         -------

Information Technology  (11.0%)
   * Adaptec, Inc.                                              73,500       559
   * ADC Telecommunications, Inc.                              235,000       425
   * Andrew Corp.                                               79,900       978
   * Anixter International, Inc.                                25,900       909
   IKON Office Solutions, Inc.                                  76,100       915
   * Tech Data Corp.                                            18,000       694
   * Tellabs, Inc.                                              70,000       643
   * Vishay Intertechnology, Inc.                               60,400       779
   * Western Digital Corp.                                      61,600       541
                                                                         -------
      Total                                                                6,443
                                                                         -------

Materials (7.6%)
   Albemarle Corp.                                              27,500       965
   Ball Corp.                                                   11,200       419
   Crompton Corp.                                               35,000       332
   Cytec Industries, Inc.                                       21,300     1,043
   MeadWestvaco Corp.                                           18,000       574
   Texas Industries, Inc.                                       22,000     1,132
                                                                         -------
      Total                                                                4,465
                                                                         -------

Utilities (4.1%)
   Northeast Utilities                                          32,800       636
   PNM Resources, Inc.                                          22,800       513
   Puget Energy, Inc.                                           43,700       993
   WPS Resources Corp.                                           6,100       274
                                                                         -------
      Total                                                                2,416
                                                                         -------
      Total Common Stocks
         (Cost: $48,540)                                                  56,394
                                                                         -------

Money Market Investments (2.7%)
--------------------------------------------------------------------------------

Federal Government & Agencies  (2.7%)
   Federal Home Loan Bank, 1.74%, 10/8/04          1,600,000     1,599
                                                               -------

      Total Money Market Investments
         (Cost: $1,599)                                          1,599
                                                               -------

      Total Investments (99.2%)
         (Cost $50,139)(a)                                      57,993
                                                               -------
      Other Assets, Less Liabilities (0.8%)                        447
                                                               -------
      Total Net Assets (100.0%)                                $58,440
                                                               -------

* Non-Income Producing

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $50,139 and the net unrealized appreciation of investments based on that cost was $7,854 which is comprised of $9,227 aggregate gross unrealized appreciation and $1,373 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.
Index 400 Stock Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                             Market
                                                                 Shares/      Value
                                                                   Par        (000)
                                                                ---------   --------
Common Stocks (92.0%)
------------------------------------------------------------------------------------
Consumer Discretionary (17.1%)
   * 99 Cents Only Stores                                          25,833   $    368
   Abercrombie & Fitch Co. - Class A                               33,900      1,068
   * Aeropostale, Inc.                                             19,800        519
   American Eagle Outfitters, Inc.                                 25,650        945
   American Greetings Corp. - Class A                              24,400        613
   * Ann Taylor Stores Corp.                                       24,450        572
   Applebee's International, Inc.                                  29,500        746
   ArvinMeritor, Inc.                                              24,850        466
   Bandag, Inc.                                                     6,900        302
   * Barnes & Noble, Inc.                                          24,700        914
   Belo Corp. - Class A                                            41,500        935
   Blyth, Inc.                                                     14,600        451
   Bob Evans Farms, Inc.                                           12,600        342
   Borders Group, Inc.                                             27,700        687
   BorgWarner, Inc.                                                19,900        861
   Boyd Gaming Corp.                                               30,700        864
   * Brinker International, Inc.                                   34,450      1,073
   * Caesars Entertainment Corp.                                  110,000      1,837
   Callaway Golf Co.                                               26,900        284
   * CarMax, Inc.                                                  37,100        800
   Catalina Marketing Corp.                                        18,600        429
   CBRL Group, Inc.                                                17,400        628
   * The Cheesecake Factory, Inc.                                  18,500        803
   * Chico's FAS, Inc.                                             31,900      1,091
   Claire's Stores, Inc.                                           35,400        886
   D.R. Horton, Inc.                                               83,350      2,760
   * Dollar Tree Stores, Inc.                                      40,700      1,097
   * Emmis Communications Corp. - Class A                          20,000        361
   * Entercom Communications Corp. - Class A                       18,400        601
   Foot Locker, Inc.                                               52,000      1,232
   Furniture Brands International, Inc.                            20,100        504
   Gentex Corp.                                                    27,600        970
   GTECH Holdings Corp.                                            42,400      1,074
   * Harman International                                          23,600      2,543
   Harte-Hanks, Inc.                                               31,150        779
   * Hovananian Enterprises, Inc.                                  21,900        878
   International Speedway Corp. - Class A                          19,000        948
   * Krispy Kreme Doughnuts, Inc.                                  21,900        277
   Lear Corp.                                                      24,700      1,345
   Lee Enterprises, Inc.                                           16,100        746
   Lennar Corp. - Class A                                          55,800      2,656
   Mandalay Resort Group                                           24,100      1,654
   Media General, Inc. - Class A                                    8,500        476
   Michaels Stores, Inc.                                           24,400      1,445
   Modine Manufacturing Co.                                        12,300        370
   * Mohawk Industries, Inc.                                       23,900      1,897
   The Neiman Marcus Group, Inc. - Class A                         17,600      1,012
   * O'Reilly Automotive, Inc.                                     19,600        750
   Outback Steakhouse, Inc.                                        26,600      1,105
   * Pacific Sunwear of California, Inc.                           27,400        577
   * Payless ShoeSource, Inc.                                      24,342        247
   PETsMART, Inc.                                                  51,700      1,468
   Pier 1 Imports, Inc.                                            31,500        570
   The Reader's Digest Association, Inc. - Class A                 35,400        516
   Regis Corp.                                                     15,800        635
   * Rent-A-Center, Inc.                                           28,800        745

   Ross Stores, Inc.                                               53,600      1,256
   Ruby Tuesday, Inc.                                              23,800        663
   Ryland Group, Inc.                                               8,600        797
   * Saks, Inc.                                                    51,100        616
   * Scholastic Corp.                                              14,100        436
   * Six Flags, Inc.                                               33,300        181
   Superior Industries International, Inc.                          9,500        285
   Thor Industries, Inc.                                           20,400        540
   * The Timberland Co. - Class A                                  12,500        710
   * Toll Brothers, Inc.                                           26,600      1,232
   Tupperware Corp.                                                20,900        355
   * Urban Outfitters, Inc.                                        28,700        987
   * Valassis Communications, Inc.                                 18,600        550
   The Washington Post Co. - Class B                                3,400      3,129
   * Westwood One, Inc.                                            34,900        690
   * Williams-Sonoma, Inc.                                         41,600      1,562
                                                                            --------
      Total                                                                   64,711
                                                                            --------

Consumer Staples (4.2%)
   * BJ's Wholesale Club, Inc.                                     25,000        684
   Church & Dwight Co., Inc.                                       22,050        619
   * Constellation Brands, Inc.-Class A                            38,200      1,454
   * Dean Foods Co.                                                56,214      1,687
   * Energizer Holdings, Inc.                                      29,300      1,351
   Hormel Foods Corp.                                              49,500      1,326
   The J.M. Smucker Co.                                            20,896        928
   Lancaster Colony Corp.                                          12,800        540
   PepsiAmericas, Inc.                                             49,100        938
   Ruddick Corp.                                                   16,700        328
   * Smithfield Foods, Inc.                                        39,700        993
   Tootsie Roll Industries, Inc.                                   18,854        551
   Tyson Foods, Inc. - Class A                                    125,940      2,017
   Universal Corp.                                                  9,100        406
   Whole Foods Market, Inc.                                        22,100      1,895
                                                                            --------
      Total                                                                   15,717
                                                                            --------

Energy (7.5%)
   * Cooper Cameron Corp.                                          19,200      1,053
   ENSCO International, Inc.                                       54,000      1,764
   * FMC Technologies, Inc.                                        24,069        804
   * Forest Oil Corp.                                              20,900        630
   * Grant Prideco, Inc.                                           43,700        895
   * Hanover Compressor Co.                                        27,500        370
   Helmerich & Payne, Inc.                                         18,000        516
   Murphy Oil Corp.                                                32,900      2,855
   * National-Oilwell, Inc.                                        30,700      1,009
   * Newfield Exploration Co.                                      21,800      1,335
   Noble Energy, Inc.                                              20,800      1,211
   Overseas Shipholding Group, Inc.                                14,100        700
   Patterson-UTI Energy, Inc.                                      59,500      1,135
   Pioneer Natural Resources Co.                                   43,000      1,483
   * Plains Exploration and Product                                27,500        656
   Pogo Producing Co.                                              22,800      1,082
   * Pride International, Inc.                                     48,600        962
   * Smith International, Inc.                                     37,300      2,265
   Tidewater, Inc.                                                 21,700        706
   * Varco International, Inc.                                     34,662        930
   * Weatherford International, Ltd.                               47,400      2,418
   Western Gas Resources, Inc.                                     26,300        752
   XTO Energy, Inc.                                                92,591      3,007
                                                                            --------
      Total                                                                   28,538
                                                                            --------

Financials (17.8%)
   A.G. Edwards, Inc.                                              28,600        990
   * Allmerica Financial Corp.                                     19,000        511
   AMB Property Co.                                                29,500      1,092
   American Financial Group, Inc.                                  26,200        783
   * AmeriCredit Corp.                                             56,400      1,178
   Amerus Group Co.                                                14,100        578
   Arthur J. Gallagher & Co.                                       32,500      1,077
   Associated Banc-Corp                                            39,463      1,266
   Astoria Financial Corp.                                         27,900        990
   Bank of Hawaii Corp.                                            19,100        902
   Banknorth Group, Inc.                                           61,600      2,156
   Brown & Brown, Inc.                                             24,600      1,124
   City National Corp.                                             17,400      1,130
   The Colonial BancGroup, Inc.                                    47,800        978
   Commerce Bancorp, Inc.                                          27,900      1,540
   Compass Bancshares, Inc.                                        43,800      1,919
   Cullen/Frost Bankers, Inc.                                      18,400        855
   Eaton Vance Corp.                                               24,200        977
   Everest Re Group, Ltd.                                          20,000      1,487
   Fidelity National Financial, Inc.                               61,615      2,349
   The First American Corp.                                        31,800        980
   FirstMerit Corp.                                                30,300        797
   GATX Corp.                                                      17,600        469
   Greater Bay Bancorp                                             18,400        529
   GreenPoint Financial Corp.                                      47,150      2,182
   HCC Insurance Holdings, Inc.                                    23,100        696
   Hibernia Corp. - Class A                                        55,500      1,466
   Highwoods Properties, Inc.                                      19,200        473
   Horace Mann Educators Corp.                                     15,300        269
   Hospitality Properties Trust                                    24,000      1,020
   Independence Community Bank Corp.                               29,700      1,160
   IndyMac Bancorp, Inc.                                           21,800        789
   Investors Financial Services Corp.                              23,600      1,065
   Jefferies Group, Inc.                                           19,800        683
   * LaBranche & Co., Inc.                                         21,400        181
   Legg Mason, Inc.                                                35,550      1,894
   Leucadia National Corp.                                         25,400      1,439
   Liberty Property Trust                                          30,300      1,207
   Mack-Cali Realty Corp.                                          21,700        961
   Mercantile Bankshares Corp.                                     28,300      1,357
   MoneyGram International, Inc.                                   31,700        541
   National Commerce Financial Corp.                               71,125      2,434
   New Plan Excel Realty Trust, Inc.                               35,800        895
   New York Community Bancorp, Inc.                                94,521      1,941
   * Ohio Casualty Corp.                                           21,900        458
   Old Republic International Corp.                                65,100      1,629
   The PMI Group, Inc.                                             34,200      1,388
   Protective Life Corp.                                           24,800        975
   Radian Group, Inc.                                              33,600      1,553
   Raymond James Financial, Inc.                                   26,350        636
   Rayonier, Inc.                                                  17,711        801
   SEI Investments Co.                                             37,000      1,246
   * Silicon Valley Bancshares                                     12,600        468
   StanCorp Financial Group, Inc.                                  10,300        733
   TCF Financial Corp.                                             50,400      1,527
   United Dominion Realty Trust, Inc.                              45,700        906
   Unitrin, Inc.                                                   24,400      1,014
   W.R. Berkley Corp.                                              30,000      1,265
   Waddell & Reed Financial, Inc. - Class A                        29,500        649
   Washington Federal, Inc.                                        28,050        705
   Webster Financial Corp.                                         19,000        938
   Westamerica Bancorporation                                      11,400        626
   Wilmington Trust Corp.                                          23,800        862
                                                                            --------
      Total                                                                   67,689
                                                                            --------

Health Care (9.4%)

   * Apria Healthcare Group, Inc.                                  17,800        485
   * Barr Laboratories, Inc.                                       37,300      1,545
   Beckman Coulter, Inc.                                           22,000      1,235
   * Cephalon, Inc.                                                20,100        963
   * Charles River Laboratories International, Inc.                16,500        756
   * Community Health Systems, Inc.                                35,300        942
   * Covance, Inc.                                                 22,500        899
   * Coventry Health Care, Inc.                                    31,700      1,692
   * Cytyc Corp.                                                   39,500        954
   DENTSPLY International, Inc.                                    28,850      1,498
   * Edwards Lifesciences Corp.                                    21,300        714
   * First Health Group Corp.                                      32,800        528
   * Health Net, Inc.                                              40,400        999
   * Henry Schein, Inc.                                            15,800        984
   Hillenbrand Industries, Inc.                                    22,300      1,127
   * INAMED Corp.                                                  12,700        605
   * Invitrogen Corp.                                              18,600      1,023
   * IVAX Corp.                                                    88,231      1,690
   * LifePoint Hospitals, Inc.                                     13,700        411
   * Lincare Holdings, Inc.                                        35,600      1,058
   * Millennium Pharmaceuticals, Inc.                             109,000      1,494
   Omnicare, Inc.                                                  37,100      1,052
   * PacifiCare Health Systems, Inc.                               30,800      1,130
   * Par Pharmaceutical Cos, Inc.                                  12,200        438
   * Patterson Companies, Inc.                                     24,500      1,875
   Perrigo Co.                                                     25,300        520
   * Protein Design Labs, Inc.                                     33,700        660
   * Renal Care Group, Inc.                                        23,850        769
   * Sepracor, Inc.                                                30,600      1,493
   * STERIS Corp.                                                  24,600        540
   * Triad Hospitals, Inc.                                         27,239        938
   Universal Health Services, Inc. - Class B                       20,800        905
   Valeant Pharmaceuticals International Co.                       30,000        724
   * Varian Medical Systems, Inc.                                  48,900      1,690
   * Varian, Inc.                                                  12,400        470
   * Vertex Pharmaceuticals, Inc.                                  28,200        296
   * VISX, Inc.                                                    17,400        358
                                                                            --------
      Total                                                                   35,460
                                                                            --------

Industrials (11.7%)
   * Adesa, Inc.                                                   31,600        519
   * AGCO Corp.                                                    32,300        731
   * Airtran Holdings, Inc.                                        30,200        301
   * Alaska Air Group, Inc.                                         9,600        238
    Alexander & Baldwin, Inc.                                      15,200        516
   * Alliant Techsystems, Inc.                                     13,300        805
   AMETEK, Inc.                                                    24,100        731
   Banta Corp.                                                      8,900        354
   The Brink's Co.                                                 20,300        612
   C.H. Robinson Worldwide, Inc.                                   30,600      1,420
   * Career Education Corp.                                        36,200      1,029
   Carlisle Companies, Inc.                                        11,100        710
   * ChoicePoint, Inc.                                             31,600      1,348
   CNF, Inc.                                                       18,000        738
   * Copart, Inc.                                                  32,200        610
   * Corinthian Colleges, Inc.                                     32,300        435
   * DeVry, Inc.                                                   25,100        520
   Donaldson Co., Inc.                                             30,900        877
   * The Dun & Bradstreet Corp.                                    25,400      1,491
   * Dycom Industries, Inc.                                        17,400        494
   * Education Management Corp.                                    26,200        698
   Expeditors International of Washington, Inc.                    37,600      1,943
   Fastenal Co.                                                    27,100      1,561
   Federal Signal Corp.                                            17,200        320
   * Flowserve Corp.                                               19,400        469
   Graco, Inc.                                                     24,800        831
   Granite Construction, Inc.                                      14,900        356

   Harsco Corp.                                                    14,700        660
   Herman Miller, Inc.                                             25,700        634
   HNI Corp.                                                       20,800        823
   Hubbell, Inc. - Class B                                         21,700        973
   * ITT Educational Services, Inc.                                16,400        591
   J.B. Hunt Transport Services, Inc.                              28,700      1,066
   * Jacobs Engineering Group, Inc.                                20,100        770
   * Jetblue Airways Corp.                                         36,650        767
   Kelly Services, Inc. - Class A                                  12,500        334
   Kennametal, Inc.                                                13,000        587
   * Korn/Ferry International                                      13,600        248
   L-3 Communications Holdings, Inc.                               37,900      2,538
   * Laureate Education, Inc.                                      16,119        600
   Manpower, Inc.                                                  32,100      1,428
   Nordson Corp.                                                   12,800        439
   Pentair, Inc.                                                   35,900      1,253
   Precision Castparts Corp.                                       23,100      1,387
   * Quanta Services, Inc.                                         41,900        253
   Republic Services, Inc.                                         55,100      1,639
   Rollins, Inc.                                                   16,250        395
   * Sequa Corp. - Class A                                          3,700        193
   * Sotheby's Holdings, Inc. - Class A                            22,500        354
   SPX Corp.                                                       27,200        963
   * Stericycle, Inc.                                              15,500        711
   * Swift Transportation Co., Inc.                                28,900        486
   Tecumseh Products Co. - Class A                                  6,600        276
   Teleflex, Inc.                                                  14,300        608
   * Thomas & Betts Corp.                                          21,000        563
   Trinity Industries, Inc.                                        16,800        524
   * United Rentals, Inc.                                          27,600        439
   Werner Enterprises, Inc.                                        28,350        547
   York International Corp.                                        14,800        468
                                                                            --------
      Total                                                                   44,174
                                                                            --------

Information Technology (12.9%)
   * 3Com Corp.                                                   139,600        589
   * Activision, Inc.                                              49,350        684
   Acxiom Corp.                                                    30,900        734
   ADTRAN, Inc.                                                    28,500        646
   * Advanced Fibre Communications, Inc.                           31,500        501
   * Advent Software, Inc.                                         11,900        200
   * Alliance Data Systems Corp.                                   28,700      1,164
   * Arrow Electronics, Inc.                                       41,200        930
   * Ascential Software Corp.                                      21,175        285
   * Atmel Corp.                                                  170,000        615
   * Avnet, Inc.                                                   43,100        738
   * Avocent Corp.                                                 17,500        456
   * The BISYS Group, Inc.                                         43,100        630
   * Cabot Microelectronics Corp.                                   8,892        322
   * Cadence Design Systems, Inc.                                  97,800      1,275
   CDW Corp.                                                       29,900      1,735
   * Ceridian Corp.                                                53,100        978
   Certegy, Inc.                                                   22,800        848
   * CheckFree Corp.                                               30,300        838
   * Cognizant Technology Solutions Corp. - Class A                46,400      1,416
   * CommScope, Inc.                                               19,300        417
   * Credence Systems Corp.                                        34,500        248
   * Cree, Inc.                                                    26,500        809
   * CSG Systems International, Inc.                               18,600        287
   * Cypress Semiconductor Corp.                                   44,100        390
   Diebold, Inc.                                                   26,000      1,214
   * DST Systems, Inc.                                             30,200      1,343
   Fair, Isaac and Co., Inc.                                       25,200        736
   * Fairchild Semiconductor International, Inc.                   42,600        604
   * Gartner, Inc.                                                 37,800        442
   Harris Corp.                                                    23,800      1,308
   Imation Corp.                                                   12,700        452

   * Integrated Circuit Systems, Inc.                              26,000        559
   * Integrated Device Technology, Inc.                            37,900        361
   * International Rectifier Corp.                                 23,600        809
   Intersil Corp. - Class A                                        53,700        855
   Jack Henry & Associates, Inc.                                   32,100        603
   * Keane, Inc.                                                   22,700        349
   * KEMET Corp.                                                   30,900        250
   * Lam Research Corp.                                            47,900      1,048
   * Lattice Semiconductor Corp.                                   40,500        199
   * LTX Corp.                                                     21,800        118
   * Macromedia, Inc.                                              24,700        496
   * Macrovision Corp.                                             17,600        424
   * McAfee, Inc.                                                  55,900      1,124
   * McDATA Corp. - Class A                                        42,000        211
   * Mentor Graphics Corp.                                         25,100        275
   * Micrel, Inc.                                                  33,000        344
   Microchip Technology, Inc.                                      74,412      1,997
   * MPS Group, Inc.                                               37,600        316
   National Instruments Corp.                                      28,250        855
   * Newport Corp.                                                 15,200        174
   Plantronics, Inc.                                               17,100        739
   * Plexus Corp.                                                  15,400        170
   * Polycom, Inc.                                                 35,700        708
   * Powerwave Technologies, Inc.                                  37,300        230
   * Quantum Corp. - DLT & Storage Systems                         64,600        149
   * Retek, Inc.                                                   20,000         91
   The Reynolds and Reynolds Co. - Class A                         23,400        577
   * RF Micro Devices, Inc.                                        66,700        423
   * RSA Security, Inc.                                            22,100        427
   * SanDisk Corp.                                                 57,800      1,683
   * Semtech Corp.                                                 27,000        518
   * Silicon Laboratories, Inc.                                    18,500        612
   * Storage Technology Corp.                                      40,200      1,015
   * Sybase, Inc.                                                  34,700        479
   * Synopsys, Inc.                                                55,500        879
   * Tech Data Corp.                                               20,700        798
   * The Titan Corp.                                               30,000        419
   * Transaction Systems Architects, Inc. - Class A                13,300        247
   * TriQuint Semiconductor, Inc.                                  48,711        190
   * UTStarcom, Inc.                                               40,700        656
   * Vishay Intertechnology, Inc.                                  57,387        740
   * Wind River Systems, Inc.                                      29,200        356
   * Zebra Technologies Corp. - Class A                            25,600      1,562
                                                                            --------
      Total                                                                   48,869
                                                                            --------

Materials (4.5%)
   Airgas, Inc.                                                    26,500        638
   Albemarle Corp.                                                 14,900        523
   Arch Coal, Inc.                                                 19,500        692
   Bowater, Inc.                                                   19,900        760
   Cabot Corp.                                                     22,300        860
   Crompton Corp.                                                  40,963        389
   Cytec Industries, Inc.                                          13,900        680
   Ferro Corp.                                                     15,000        327
   * FMC Corp.                                                     13,000        631
   * IMC Global, Inc.                                              41,400        720
   Longview Fibre Co.                                              18,300        279
   The Lubrizol Corp.                                              18,500        640
   Lyondell Chemical Co.                                           63,600      1,428
   Martin Marietta Materials, Inc.                                 17,200        779
   Minerals Technologies, Inc.                                      7,300        430
   Olin Corp.                                                      24,900        498
   P.H. Glatfelter Co.                                             15,700        195
   Packaging Corp. of America                                      38,000        930
   Peabody Energy Corp.                                            22,900      1,363
   Potlatch Corp.                                                  10,500        492
   RPM, Inc.                                                       41,500        732

   * The Scotts Co. - Class A                                      11,700        751
   Sensient Technologies Corp.                                     16,700        361
   Sonoco Products Co.                                             35,000        925
   The Valspar Corp.                                               18,400        859
                                                                            --------
      Total                                                                   16,882
                                                                            --------

Telecommunication Services (0.5%)
   * Cincinnati Bell, Inc.                                         87,600        306
   Telephone and Data Systems, Inc.                                20,500      1,725
                                                                            --------
      Total                                                                    2,031
                                                                            --------

Utilities (6.4%)
   AGL Resources, Inc.                                             23,200        714
   ALLETE, Inc.                                                    10,533        342
   Alliant Energy Corp.                                            39,800        990
   Aqua America, Inc.                                              33,250        735
   * Aquila, Inc.                                                  84,300        263
   Black Hills Corp.                                               11,600        322
   DPL, Inc.                                                       45,200        930
   Duquesne Light Holdings, Inc.                                   27,200        489
   Energy East Corp.                                               52,400      1,319
   Equitable Resources, Inc.                                       22,400      1,217
   Great Plains Energy, Inc.                                       26,600        775
   Hawaiian Electric Industries, Inc.                              28,700        762
   IDACORP, Inc.                                                   13,700        398
   MDU Resources Group, Inc.                                       41,800      1,101
   National Fuel Gas Co.                                           29,400        833
   Northeast Utilities                                             45,800        888
   NSTAR                                                           19,000        933
   OGE Energy Corp.                                                31,300        790
   ONEOK, Inc.                                                     36,700        955
   Pepco Holdings, Inc.                                            66,200      1,317
   PNM Resources, Inc.                                             21,650        487
   Puget Energy, Inc.                                              35,500        806
   Questar Corp.                                                   30,000      1,375
   SCANA Corp.                                                     39,700      1,483
   * Sierra Pacific Resouces                                       41,981        376
   Vectren Corp.                                                   27,100        682
   Westar Energy, Inc.                                             30,600        618
   WGL Holdings, Inc.                                              17,400        492
   Wisconsin Energy Corp.                                          42,300      1,349
   WPS Resources Corp.                                             13,300        598
                                                                            --------
      Total                                                                   24,339
                                                                            --------
      Total Common Stocks
         (Cost: $305,984)                                                    348,410
                                                                            --------
Money Market Investments (8.2%)
------------------------------------------------------------------------------------

Federal Government & Agencies (0.6%)
   (b) Federal National Mortgage Association, 1.46%, 10/6/04    2,000,000      1,999
   (b) Federal National Mortgage Association, 1.68%, 10/12/04     300,000        300
                                                                            --------
      Total                                                                    2,299
                                                                            --------

Finance Lessors (4.8%)
   (b) Delaware Funding, 1.67%, 10/05/04                        6,000,000      5,999
   (b) Thunder Bay Funding, Inc., 1.60%, 10/4/04                6,000,000      6,000
   (b) Windmill Funding Corp., 1.78%, 10/28/04                  6,000,000      5,992
                                                                            --------

      Total                                                                   17,991
                                                                            --------

Short Term Business Credit (2.8%)
   (b) Sheffield Receivables, 1.62%, 10/4/04                    6,000,000      5,999
   (b) UBS Finance Delaware LLC, 1.88%, 10/1/04                 4,600,000      4,600
                                                                            --------
      Total                                                                   10,599
                                                                            --------
      Total Money Market Investments
         (Cost: $30,889)                                                      30,889
                                                                            --------

      Total Investments (100.2%)
         (Cost $336,873)(a)                                                  379,299
                                                                            --------
      Other Assets, Less Liabilities (-0.2%)                                    (736)
                                                                            --------
      Total Net Assets (100.0%)                                             $378,563
                                                                            --------

* Non-Income Producing

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $336,873 and the net unrealized appreciation of investments based on that cost was $42,426 which is comprised of $74,866 aggregate gross unrealized appreciation and $32,440 aggregate gross unrealized depreciation.

(b) All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                                    Unrealized
                                                                   Appreciation/
                                          Number of   Expiration    Depreciation
Issuer (000's)                            Contracts      Date         (000's)
--------------------------------------------------------------------------------
MidCap 400 Index Futures                     101         12/04          $228
(Total Notional Value at September 30, 2004, $29,774)

Northwestern Mutual Series Fund, Inc.
Janus Capital Appreciation Portfolio
Schedule of Investments
September 30, 2004 (unaudited)
                                                                          Market
                                                              Shares/     Value
                                                                Par       (000)
                                                             ---------   -------
Common Stocks (91.0%)
--------------------------------------------------------------------------------

Consumer Discretionary (14.6%)
   * Advance Auto Parts, Inc.                                   17,920   $   616
   * Amazon.com, Inc.                                           19,775       808
   * eBay, Inc.                                                 22,590     2,077
   * Echostar Communications Corp.                                 930        29
   * Kohl's Corp.                                               25,360     1,222
   NIKE, Inc. - Class B                                         20,725     1,633
   Outback Steakhouse, Inc.                                      4,250       177
                                                                         -------
      Total                                                                6,562
                                                                         -------

Consumer Staples (4.8%)
   * Energizer Holdings, Inc.                                   18,240       841
   The Procter & Gamble Co.                                     24,045     1,301
                                                                         -------
      Total                                                                2,142
                                                                         -------

Energy (3.4%)
   Murphy Oil Corp.                                             10,810       938
   Suncor Energy, Inc.                                          18,285       585
                                                                         -------
      Total                                                                1,523
                                                                         -------

Financials (18.1%)
   The Allstate Corp.                                           21,535     1,033
   Bank of America Corp.                                        48,510     2,103
   * Berkshire Hathaway, Inc.                                      169       485
   The Goldman Sachs Group, Inc.                                15,755     1,469
   SLM Corp.                                                    33,945     1,514
   Wells Fargo & Co.                                            25,950     1,547
                                                                         -------
      Total                                                                8,151
                                                                         -------

Health Care (26.6%)
   * Aetna, Inc.                                                24,910     2,489
   * Anthem, Inc.                                                5,805       506
   * Forest Laboratories, Inc.                                  14,695       661
   * Genentech, Inc.                                            74,040     3,882
   * Invitrogen Corp.                                            7,220       397
   UnitedHealth Group, Inc.                                     55,565     4,098
                                                                         -------
      Total                                                               12,033
                                                                         -------

Industrials (6.5%)
   3M Co.                                                       16,015     1,281
   United Parcel Service, Inc. - Class B                        21,660     1,644
                                                                         -------
      Total                                                                2,925
                                                                         -------

Information Technology (13.7%)
   * Apple Computer, Inc.                                       50,060     1,940
   * Electronic Arts, Inc.                                      46,880     2,156
   Texas Instruments, Inc.                                      51,635     1,099
   * Yahoo!, Inc.                                               28,285       959
                                                                         -------
      Total                                                                6,154
                                                                         -------

Telecommunication Services (3.3%)
   * Nextel Communications, Inc. - Class A                      62,980     1,501
                                                                         -------
      Total                                                                1,501
                                                                         -------
      Total Common Stocks
         (Cost: $33,106)                                                  40,991
                                                                         -------
Money Market Investments (8.7%)
--------------------------------------------------------------------------------

Federal Government & Agencies (8.7%)
   Federal Home Loan Mortgage Corp., 1.61%, 10/5/04          2,200,000     2,200
   Federal National Mortgage Association, 1.73%, 11/2/04     1,700,000     1,697
                                                                         -------

      Total Money Market Investments
         (Cost: $3,897)                                                    3,897
                                                                         -------

      Total Investments (99.7%)
         (Cost $37,003)(a)                                                44,888
                                                                         -------
      Other Assets, Less Liabilities (0.3%)                                  142
                                                                         -------
      Total Net Assets (100.0%)                                          $45,030
                                                                         -------
* Non-Income Producing

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $37,003 and the net unrealized appreciation of investments based on that cost was $7,885 which is comprised of $8,142 aggregate gross unrealized appreciation and $257 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                        Market
                                                            Shares/     Value
                                                              Par       (000)
                                                            -------   ---------
Common Stocks (94.2%)
-------------------------------------------------------------------------------
Consumer Discretionary (17.5%)
   * Bed Bath & Beyond, Inc.                                116,900   $   4,338
   Best Buy Co., Inc.                                        68,500       3,715
   Carnival Corp.                                           126,000       5,959
   * Comcast Corp. - Class A                                121,084       3,419
   Fortune Brands, Inc.                                     156,700      11,610
   Gannett Co., Inc.                                         37,200       3,116
   Harley-Davidson, Inc.                                    130,700       7,769
   J. C. Penney Co., Inc.                                   194,200       6,851
   * Kohl's Corp.                                            92,300       4,448
   Lowe's Companies, Inc.                                   119,700       6,506
   McDonald's Corp.                                         179,800       5,040
   The McGraw-Hill Companies, Inc.                           84,900       6,766
   The News Corp. Ltd., ADR                                 139,800       4,380
   NIKE, Inc. - Class B                                      74,200       5,847
   PETsMART, Inc.                                           104,800       2,975
   Staples, Inc.                                            197,900       5,901
   Target Corp.                                             275,000      12,443
   * Time Warner, Inc.                                      301,500       4,866
   Viacom, Inc. - Class B                                   149,900       5,031
   Wendy's International, Inc.                               36,300       1,220
                                                                      ---------
      Total                                                             112,200
                                                                      ---------
Consumer Staples (8.1%)
   Altria Group, Inc.                                       152,400       7,169
   Anheuser-Busch Companies, Inc.                            88,300       4,411
   Avon Products, Inc.                                      140,400       6,133
   * Dean Foods Co.                                          24,600         738
   PepsiCo, Inc.                                            185,900       9,044
   The Procter & Gamble Co.                                  85,300       4,616
   Wal-Mart Stores, Inc.                                    256,800      13,662
   Walgreen Co.                                             166,900       5,980
                                                                      ---------
      Total                                                              51,753
                                                                      ---------
Energy (5.6%)
   ConocoPhillips                                            79,308       6,571
   EOG Resources, Inc.                                      108,800       7,164
   Exxon Mobil Corp.                                        222,934      10,774
   Halliburton Co.                                          178,500       6,014
   * Noble Corp.                                            117,100       5,264
                                                                      ---------
      Total                                                              35,787
                                                                      ---------
Financials (14.0%)
   American Express Co.                                     193,200       9,942
   American International Group, Inc.                       119,900       8,152
   Capital One Financial Corp.                               23,500       1,737
   Citigroup, Inc.                                          272,900      12,040
   The Goldman Sachs Group, Inc.                             69,300       6,462
   Lehman Brothers Holdings, Inc.                            83,900       6,689

   Morgan Stanley                                           126,500       6,236
   Principal Financial Group, Inc.                          177,500       6,385
   Prudential Financial, Inc.                               157,900       7,428
   U.S. Bancorp                                             235,100       6,794
   Wachovia Corp.                                           106,800       5,014
   Wells Fargo & Co.                                        217,500      12,969
                                                                      ---------
      Total                                                              89,848
                                                                      ---------
Health Care (15.2%)
   Abbott Laboratories                                      153,800       6,515
   * Amgen, Inc.                                            168,200       9,534
   * Boston Scientific Corp.                                138,200       5,491
   * Caremark Rx, Inc.                                      159,100       5,102
   Eli Lilly and Co.                                        124,800       7,494
   * Fisher Scientific International, Inc.                   52,500       3,062
   * Genentech, Inc.                                         58,700       3,077
   * Gilead Sciences, Inc.                                  155,300       5,805
   Johnson & Johnson                                        182,400      10,275
   Medtronic, Inc.                                          177,900       9,233
   Pfizer, Inc.                                             383,150      11,725
   * St. Jude Medical, Inc.                                  56,100       4,223
   Teva Pharmaceutical Industries, Ltd., ADR                328,000       8,512
   UnitedHealth Group, Inc.                                  38,100       2,809
   * Zimmer Holdings, Inc.                                   56,800       4,489
                                                                      ---------
      Total                                                              97,346
                                                                      ---------
Industrials (9.0%)
   * American Standard Companies, Inc.                      378,300      14,720
   Caterpillar, Inc.                                         42,100       3,387
   FedEx Corp.                                              146,100      12,519
   General Electric Co.                                     640,400      21,504
   Tyco International, Ltd.                                 193,800       5,942
                                                                      ---------
      Total                                                              58,072
                                                                      ---------
Information Technology (21.2%)
   * Accenture Ltd. - Class A                               182,000       4,923
   * Affiliated Computer Services, Inc. - Class A           126,300       7,031
   Analog Devices, Inc.                                     141,400       5,483
   * Applied Materials, Inc.                                180,600       2,978
   * ASML Holding N.V.                                      234,300       3,015
   * Broadcom Corp. - Class A                                95,700       2,612
   * Cisco Systems, Inc.                                    665,500      12,046
   * Dell, Inc.                                             239,100       8,512
   First Data Corp.                                         223,500       9,722
   * Fiserv, Inc.                                           125,362       4,370
   * Google, Inc. - Class A                                  11,442       1,483
   Hewlett-Packard Co.                                      215,800       4,046
   Intel Corp.                                              375,200       7,527
   International Business Machines Corp.                    110,200       9,449
   * Lexmark International, Inc. - Class A                   70,700       5,940
   Microsoft Corp.                                          782,200      21,628
   * National Semiconductor Corp.                           232,900       3,608
   SAP AG, ADR                                               78,900       3,073
   * Symantec Corp.                                          64,800       3,556
   Taiwan Semiconductor Manufacturing Co., Ltd., ADR        349,038       2,492
   * Telefonaktiebolaget LM Ericsson, ADR                   172,800       5,398
   Texas Instruments, Inc.                                  154,100       3,279
   * Yahoo!, Inc.                                           140,710       4,771
                                                                      ---------
      Total                                                             136,942
                                                                      ---------

Materials (2.5%)
   Alcoa, Inc.                                              141,600       4,756
   PPG Industries, Inc.                                      60,700       3,720
   Praxair, Inc.                                            171,600       7,334
                                                                      ---------
      Total                                                              15,810
                                                                      ---------
Other Holdings (0.2%)
   Nasdaq-100 Trust, Series 1                                40,500       1,424
                                                                      ---------
      Total                                                               1,424
                                                                      ---------
Telecommunication Services (0.9%)
   Vodafone Group PLC, ADR                                  235,700       5,683
                                                                      ---------
      Total                                                               5,683
                                                                      ---------
      Total Common Stocks
         (Cost: $562,708)                                               604,865
                                                                      ---------
Money Market Investments (6.1%)
--------------------------------------------------------------------------------
Federal Government & Agencies (0.6%)
   (b) Federal National Mortgage Association, 1.46%,
      10/6/04                                             4,000,000       3,999
                                                                      ---------
      Total                                                               3,999
                                                                      ---------
Finance Lessors (1.6%)
   (b) Delaware Funding, 1.67%, 10/05/04                 10,000,000       9,998
                                                                      ---------
      Total                                                               9,998
                                                                      ---------
Miscellaneous Business Credit Institutions (1.6%)
   National Rural Utility, 1.78%, 10/26/04               10,000,000       9,988
                                                                      ---------
      Total                                                               9,988
                                                                      ---------
Short Term Business Credit (2.3%)
   UBS Finance Delaware LLC, 1.88%, 10/1/04              15,100,000      15,100
                                                                      ---------
      Total                                                              15,100
                                                                      ---------
      Total Money Market Investments
         (Cost: $39,085)                                                 39,085
                                                                      ---------
      Total Investments (100.3%)
         (Cost $601,793)(a)                                             643,950
                                                                      ---------
      Other Assets, Less Liabilities (-0.3%)                             (2,072)
                                                                      ---------
      Total Net Assets (100.0%)                                       $ 641,878
                                                                      ---------

*    Non-Income Producing

ADR - American Depository Receipt

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $601,793 and the net unrealized appreciation of investments based on that cost was $42,157 which is comprised of $71,511 aggregate gross unrealized appreciation and $29,354 aggregate gross unrealized depreciation.

(b) All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                                    Unrealized
                                                                   Appreciation/
                                          Number of   Expiration   Depreciation
Issuer (000's)                            Contracts      Date         (000's)
--------------------------------------------------------------------------------
S&P 500 Index Futures                         47         12/04         $(115)
(Total Notional Value at September 30, 2004 $13,215)

Northwestern Mutual Series Fund, Inc.
Large Cap Core Stock Fund
Schedule of Investments
September 30, 2004 (unaudited)

                                                                         Market
                                                            Shares/      Value
                                                              Par         (000)
                                                           ---------   ---------
Common Stocks (98.8%)
--------------------------------------------------------------------------------

Consumer Discretionary (12.6%)
   Best Buy Co., Inc.                                         43,100   $  2,338
   Carnival Corp.                                             84,700      4,005
   * Comcast Corp. - Class A                                  78,014      2,203
   DaimlerChrysler AG                                         47,000      1,947
   Fortune Brands, Inc.                                       60,000      4,445
   Gannett Co., Inc.                                          24,000      2,010
   J. C. Penney Co., Inc.                                    130,500      4,605
   Lear Corp.                                                 59,600      3,245
   McDonald's Corp.                                          110,600      3,100
   The News Corp. Ltd., ADR                                   94,000      2,945
   NIKE, Inc. - Class B                                       57,700      4,547
   Omnicom Group, Inc.                                        30,000      2,192
   PETsMART, Inc.                                             71,000      2,016
   Staples, Inc.                                             133,200      3,972
   Target Corp.                                              100,500      4,548
   * Time Warner, Inc.                                       178,000      2,873
   The TJX Companies, Inc.                                    91,800      2,023
   Viacom, Inc. - Class B                                     39,700      1,332
   Wendy's International, Inc.                                17,800        598
                                                                       --------
      Total                                                              54,944
                                                                       --------

Consumer Staples (9.0%)
   Altria Group, Inc.                                        149,300      7,023
   Anheuser-Busch Companies, Inc.                             60,100      3,002
   Avon Products, Inc.                                        98,900      4,320
   * Dean Foods Co.                                           13,950        419
   The Gillette Co.                                           57,500      2,400
   PepsiCo, Inc.                                             106,400      5,176
   The Procter & Gamble Co.                                  138,400      7,490
   Wal-Mart Stores, Inc.                                     123,000      6,544
   Walgreen Co.                                               87,000      3,117
                                                                       --------
      Total                                                              39,491
                                                                       --------

Energy (8.6%)
   BP Amoco PLC, ADR                                          40,800      2,347
   ConocoPhillips                                             80,244      6,648
   Devon Energy Corp.                                         28,100      1,995
   EOG Resources, Inc.                                        69,300      4,563
   Exxon Mobil Corp.                                         246,400     11,910
   Halliburton Co.                                           120,900      4,073
   * Noble Corp.                                              23,800      1,070
   Schlumberger, Ltd.                                         44,100      2,968
   Valero Energy Corp.                                        23,900      1,917
                                                                       --------
      Total                                                              37,491
                                                                       --------

Financials (17.9%)
   American Express Co.                                       60,200      3,098
   American International Group, Inc.                        107,200      7,289

   Bank of America Corp.                                     148,900      6,452
   Capital One Financial Corp.                                16,800      1,242
   The Chubb Corp.                                            29,200      2,052
   CIT Group, Inc.                                            56,200      2,101
   Citigroup, Inc.                                           193,900      8,554
   Countrywide Credit Industries, Inc.                       132,000      5,199
   Freddie Mac                                                32,000      2,088
   The Goldman Sachs Group, Inc.                              40,000      3,730
   The Hartford Financial Services Group, Inc.                41,900      2,595
   JPMorgan Chase & Co.                                      115,896      4,605
   Lehman Brothers Holdings, Inc.                             46,100      3,675
   Morgan Stanley                                             62,800      3,096
   Prudential Financial, Inc.                                110,000      5,174
   U.S. Bancorp                                              197,300      5,702
   Wachovia Corp.                                             68,900      3,235
   Wells Fargo & Co.                                         129,600      7,727
                                                                       --------
      Total                                                              77,614
                                                                       --------

Health Care (12.4%)
   Abbott Laboratories                                        93,900      3,978
   * Amgen, Inc.                                              69,100      3,917
   * Boston Scientific Corp.                                  96,200      3,822
   * Caremark Rx, Inc.                                       107,300      3,441
   Eli Lilly and Co.                                          81,300      4,882
   * Fisher Scientific International, Inc.                    36,700      2,141
   * Genentech, Inc.                                          20,000      1,048
   Johnson & Johnson                                         142,900      8,049
   Medtronic, Inc.                                            90,900      4,718
   Pfizer, Inc.                                              243,712      7,457
   * St. Jude Medical, Inc.                                   37,900      2,853
   Teva Pharmaceutical Industries, Ltd., ADR                 228,200      5,922
   UnitedHealth Group, Inc.                                   26,400      1,947
                                                                       --------
      Total                                                              54,175
                                                                       --------

Industrials (10.7%)
   3M Co.                                                     73,000      5,838
   Canadian National Railway Co.                              90,000      4,365
   FedEx Corp.                                                50,600      4,336
   General Electric Co.                                      480,100     16,121
   Honeywell International, Inc.                              89,790      3,220
   Tyco International, Ltd.                                  137,500      4,216
   United Technologies Corp.                                  55,000      5,136
   Waste Management, Inc.                                    121,000      3,308
                                                                       --------
      Total                                                              46,540
                                                                       --------

Information Technology (16.1%)
   * Accenture Ltd. - Class A                                122,400      3,311
   * Affiliated Computer Services, Inc. - Class A             42,500      2,366
   Analog Devices, Inc.                                       71,600      2,777
   * ASML Holding N.V.                                       133,700      1,721
   * Broadcom Corp. - Class A                                 77,200      2,107
   * Cisco Systems, Inc.                                     482,700      8,737
   * Dell, Inc.                                              138,600      4,934
   First Data Corp.                                          133,700      5,816
   * Fiserv, Inc.                                             43,200      1,506
   * Google, Inc. - Class A                                    8,100      1,050
   Intel Corp.                                               254,600      5,107
   International Business Machines Corp.                      52,000      4,458
   * Lexmark International, Inc. - Class A                    48,300      4,058
   Microsoft Corp.                                           474,400     13,116
   * National Semiconductor Corp.                             99,800      1,546
   SAP AG, ADR                                                88,500      3,447

   * Symantec Corp.                                           45,500      2,497
   * Yahoo!, Inc.                                             56,700      1,923
                                                                       --------
      Total                                                              70,477
                                                                       --------

Materials (5.4%)
   Alcoa, Inc.                                                94,000      3,157
   The Dow Chemical Co.                                       80,200      3,623
   Monsanto Co.                                              100,800      3,672
   Newmont Mining Corp.                                       47,700      2,172
   PPG Industries, Inc.                                       36,000      2,206
   Praxair, Inc.                                              86,300      3,689
   Temple-Inland, Inc.                                        46,900      3,149
   Weyerhaeuser Co.                                           31,800      2,114
                                                                       --------
      Total                                                              23,782
                                                                       --------

Telecommunication Services (3.3%)
   * AT&T Wireless Services, Inc.                            117,900      1,743
   * Nextel Communications, Inc. - Class A                   131,500      3,135
   SBC Communications, Inc.                                  114,000      2,958
   Verizon Communications, Inc.                              108,348      4,267
   Vodafone Group PLC, ADR                                    93,500      2,254
                                                                       --------
      Total                                                              14,357
                                                                       --------

Utilities (2.8%)
   DTE Energy Co.                                             50,100      2,114
   Duke Energy Corp.                                         118,800      2,719
   Edison International                                       70,501      1,869
   * PG&E Corp.                                              178,600      5,429
                                                                       --------
      Total                                                              12,131
                                                                       --------
      Total Common Stocks
         (Cost: $396,066)                                               431,002
                                                                       --------
Money Market Investments (1.4%)
--------------------------------------------------------------------------------

Federal Government & Agencies (0.1%)
   Federal National Mortgage Association, 1.46%, 10/6/04     500,000        500
                                                                       --------
      Total                                                                 500
                                                                       --------

Short Term Business Credit (1.3%)
   (b) Sheffield Receivables, 1.70%, 10/13/04              5,700,000      5,697
                                                                       --------
      Total                                                               5,697
                                                                       --------
      Total Money Market Investments
         (Cost: $6,197)                                                   6,197
                                                                       --------

      Total Investments (100.2%)
         (Cost $402,263)(a)                                             437,199
                                                                       --------
      Other Assets, Less Liabilities (-0.2%)                               (805)
                                                                       --------
      Total Net Assets (100.0%)                                        $436,394
                                                                       --------

* Non-Income Producing

ADR - American Depository Receipt

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $402,263 and the net unrealized appreciation of investments based on that cost was $34,936 which is comprised of $60,301 aggregate gross unrealized appreciation and $25,365 aggregate gross unrealized depreciation.

(b) All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                                     Unrealized
                                                                   Appreciation/
                                          Number of   Expiration    Depreciation
Issuer (000's)                            Contracts      Date         (000's)
--------------------------------------------------------------------------------
S & P 500 INDEX FUTURES                       14         12/04         $(41)
(Total Notional Value at
   September 30, 2004, $3,943)

Northwestern Mutual Series Fund, Inc.
Capital Guardian Domestic Equity Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                         Market
                                                            Shares/      Value
                                                              Par        (000)
                                                           ---------   ---------
Common Stocks (92.2%)
--------------------------------------------------------------------------------

Consumer Discretionary (3.5%)
   * AutoNation, Inc.                                         63,900   $  1,091
   Boise Cascade Corp.                                        25,100        835
   Ford Motor Co.                                             21,300        299
   Mattel, Inc.                                               54,200        983
   Starwood Hotels & Resorts Worldwide, Inc.                  24,900      1,156
   The Thomson Corp.                                          31,300      1,086
   * Time Warner, Inc.                                        45,700        738
                                                                       --------
      Total                                                               6,188
                                                                       --------

Consumer Staples (10.3%)
   Altria Group, Inc.                                         91,400      4,300
   Anheuser-Busch Companies, Inc.                             31,800      1,588
   Campbell Soup Co.                                         105,100      2,763
   Colgate-Palmolive Co.                                      19,200        867
   General Mills, Inc.                                        22,800      1,024
   Kimberly-Clark Corp.                                       30,300      1,957
   Kraft Foods, Inc. - Class A                               134,000      4,251
   Unilever NV                                                26,600      1,537
                                                                       --------
      Total                                                              18,287
                                                                       --------

Energy (10.2%)
   ChevronTexaco Corp.                                         9,800        526
   Exxon Mobil Corp.                                          24,300      1,174
   Kinder Morgan, Inc.                                        29,700      1,866
   Royal Dutch Petroleum Co.                                  71,100      3,669
   Shell Transport & Trading Co., ADR                         59,300      2,639
   * Transocean, Inc.                                         71,400      2,555
   Unocal Corp.                                               97,300      4,184
   * Weatherford International, Ltd.                          31,700      1,617
                                                                       --------
      Total                                                              18,230
                                                                       --------

Financials (21.0%)
   American International Group, Inc.                         15,500      1,054
   * AmeriCredit Corp.                                        82,100      1,714
   Assurant, Inc.                                             19,900        517
   The Chubb Corp.                                             5,300        372
   Everest Re Group, Ltd.                                     17,900      1,331
   Fannie Mae                                                 14,500        919
   General Growth Properties, Inc.                           121,200      3,757
   The Goldman Sachs Group, Inc.                               6,800        634
   The Hartford Financial Services Group, Inc.                71,800      4,447
   JPMorgan Chase & Co.                                      165,788      6,587
   The PMI Group, Inc.                                        44,800      1,818
   SLM Corp.                                                 114,100      5,089
   The St. Paul Travelers Companies, Inc.                     15,823        523
   Washington Mutual, Inc.                                    49,700      1,942
   Wells Fargo & Co.                                          87,800      5,236
   XL Capital, Ltd. - Class A                                 17,700      1,310

                                                                       --------
      Total                                                              37,250
                                                                       --------

Health Care (7.7%)
   * Anthem, Inc.                                             34,400      3,002
   AstraZeneca PLC, ADR                                       54,400      2,237
   CIGNA Corp.                                                11,200        780
   Eli Lilly and Co.                                          22,800      1,369
   * Lincare Holdings, Inc.                                   30,500        906
   Merck & Co., Inc.                                          57,500      1,898
   * PacifiCare Health Systems, Inc.                          13,600        499
   Pfizer, Inc.                                               45,100      1,380
   * Triad Hospitals, Inc.                                    44,900      1,546
                                                                       --------
      Total                                                              13,617
                                                                       --------

Industrials (13.5%)
   Canadian National Railway Co.                               6,750        327
   Canadian Pacific Railway, Ltd.                             52,200      1,346
   Emerson Electric Co.                                       13,400        829
   General Electric Co.                                      153,300      5,149
   Hubbell, Inc. - Class B                                    22,600      1,013
   Ingersoll-Rand Co. - Class A                               41,600      2,828
   * Navistar International Corp.                             23,100        859
   Northrop Grumman Corp.                                     48,000      2,560
   Raytheon Co.                                               14,700        558
   Siemens AG, ADR                                            17,200      1,268
   Tyco International, Ltd.                                   59,100      1,812
   Union Pacific Corp.                                        31,800      1,863
   United Technologies Corp.                                  38,900      3,632
                                                                       --------
      Total                                                              24,044
                                                                       --------

Information Technology (4.3%)
   * Affiliated Computer Services, Inc. - Class A             18,800      1,047
   * Avnet, Inc.                                              74,400      1,274
   * Cadence Design Systems, Inc.                            115,700      1,508
   * Fairchild Semiconductor International, Inc.              61,200        867
   Hewlett-Packard Co.                                        30,484        572
   * Micron Technology, Inc.                                  71,700        863
   * Polycom, Inc.                                            12,300        244
   Sabre Holdings Corp. - Class A                             52,000      1,275
                                                                       --------
      Total                                                               7,650
                                                                       --------

Materials (7.1%)
   Air Products and Chemicals, Inc.                           86,900      4,726
   Alcoa, Inc.                                                18,400        618
   The Dow Chemical Co.                                       23,300      1,053
   E. I. du Pont de Nemours and Co.                           84,700      3,625
   International Paper Co.                                    53,700      2,170
   Nucor Corp.                                                 3,900        356
                                                                       --------
      Total                                                              12,548
                                                                       --------

Telecommunication Services (8.7%)
   CenturyTel, Inc.                                           18,200        623
   SBC Communications, Inc.                                  102,500      2,660
   Sprint Corp.                                              380,300      7,655
   Verizon Communications, Inc.                              116,500      4,588
                                                                       --------
      Total                                                              15,526

                                                                       --------

Utilities (5.9%)
   American Electric Power Co., Inc.                          37,400      1,195
   Duke Energy Corp.                                         118,600      2,715
   Equitable Resources, Inc.                                  55,800      3,031
   FirstEnergy Corp.                                           5,700        234
   * Kinder Morgan Management, LLC.                           24,279      1,008
   NiSource, Inc.                                             19,300        405
   Pinnacle West Capital Corp.                                47,300      1,963
                                                                       --------
      Total                                                              10,551
                                                                       --------
      Total Common Stocks
      (Cost: $144,751)                                                  163,891
                                                                       --------
Preferred Stocks (1.1%)
--------------------------------------------------------------------------------

Consumer Discretionary (0.6%)
   Ford Motor Co., Capital Trust II                           22,500      1,184
                                                                       --------
      Total                                                               1,184
                                                                       --------

Materials (0.5%)
   Phelps Dodge Corp.                                          4,300        833
                                                                       --------
      Total                                                                 833
                                                                       --------
      Total Preferred Stocks
      (Cost: $1,567)                                                      2,017
                                                                       --------
Money Market Investments (7.2%)
--------------------------------------------------------------------------------

Federal Government & Agencies (7.2%)
   Federal Home Loan Bank, 1.74%, 10/8/04                  1,400,000      1,400
   Federal Home Loan Mortgage Corp., 1.61%,
      10/5/04                                              9,200,000      9,198
   Federal National Mortgage Association, 1.68%,
      10/12/04                                             2,300,000      2,299
                                                                       --------
      Total Money Market Investments
      (Cost: $12,897)                                                    12,897
                                                                       --------

      Total Investments (100.5%)
      (Cost $159,215)(a)                                                178,805
                                                                       --------
      Other Assets, Less Liabilities (-0.5%)                               (890)
                                                                       --------
      Total Net Assets (100.0%)                                        $177,915
                                                                       --------

*    Non-Income Producing

ADR - American Depository Receipt

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $159,215 and the net unrealized appreciation of investments based on that cost was $19,590 which is comprised of $21,814 aggregate gross unrealized appreciation and $2,224 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.
T. Rowe Price Equity Income Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                         Market
                                                             Shares/      Value
                                                               Par        (000)
                                                            ---------   --------
Common Stocks (95.6%)
--------------------------------------------------------------------------------

Consumer Discretionary (17.0%)
   * Comcast Corp. - Class A                                   34,700   $   979
   Dow Jones & Co., Inc.                                       20,800       845
   Eastman Kodak Co.                                           24,800       799
   Ford Motor Co.                                              16,200       228
   Fortune Brands, Inc.                                         8,300       615
   Genuine Parts Co.                                           16,700       641
   Hasbro, Inc.                                                 3,300        62
   Hilton Hotels Corp.                                         23,500       443
   The Home Depot, Inc.                                        18,500       725
   Knight-Ridder, Inc.                                          6,700       439
   Mattel, Inc.                                                44,000       798
   The May Department Stores Co.                               12,500       320
   McDonald's Corp.                                            24,100       676
   The New York Times Co. - Class A                            24,700       966
   Newell Rubbermaid, Inc.                                     34,600       693
   Starwood Hotels & Resorts Worldwide, Inc.                   10,600       492
   * Time Warner, Inc.                                         51,000       823
   * Toys "R" Us, Inc.                                          9,000       160
   Viacom, Inc. - Class B                                      33,200     1,113
   The Walt Disney Co.                                         32,100       724
                                                                        -------
      Total                                                              12,541
                                                                        -------

Consumer Staples (6.2%)
   Altria Group, Inc.                                           8,000       376
   Campbell Soup Co.                                           22,900       602
   The Clorox Co.                                               6,500       346
   The Coca-Cola Co.                                           20,700       830
   Colgate-Palmolive Co.                                       11,500       520
   ConAgra Foods, Inc.                                          8,600       221
   General Mills, Inc.                                         11,700       525
   Kimberly-Clark Corp.                                        10,200       659
   UST, Inc.                                                   12,000       483
                                                                        -------
      Total                                                               4,562
                                                                        -------

Energy (10.5%)
   Amerada Hess Corp.                                          12,800     1,139
   Anadarko Petroleum Corp.                                     9,500       630
   Baker Hughes, Inc.                                           4,900       214
   BP Amoco PLC, ADR                                           14,200       817
   ChevronTexaco Corp.                                         27,800     1,491
   El Paso Corp.                                                6,600        61
   Exxon Mobil Corp.                                           31,200     1,509
   Royal Dutch Petroleum Co.                                   20,800     1,073
   Schlumberger, Ltd.                                           6,400       431
   Unocal Corp.                                                10,400       447
                                                                        -------
      Total                                                               7,812
                                                                        -------

Financials (19.0%)

   American Express Co.                                        14,100       726
   Bank of America Corp.                                       27,800     1,205
   Bank of Ireland ADR                                          3,900       211
   The Charles Schwab Corp.                                    65,000       597
   The Chubb Corp.                                              7,200       506
   Citigroup, Inc.                                             10,200       450
   Fannie Mae                                                   8,100       514
   Federated Investors, Inc. - Class B                          6,700       191
   Janus Capital Group, Inc.                                   10,500       143
   JPMorgan Chase & Co.                                        41,088     1,631
   Lincoln National Corp.                                      13,076       615
   Marsh & McLennan Companies, Inc.                            24,300     1,112
   Mellon Financial Corp.                                      18,600       515
   Mercantile Bankshares Corp.                                  7,200       345
   Morgan Stanley                                              14,800       730
   National City Corp.                                          9,900       382
   Northern Trust Corp.                                         6,800       277
   SAFECO Corp.                                                15,700       717
   Simon Property Group, Inc.                                   7,300       391
   The St. Paul Travelers Companies, Inc.                      19,827       655
   SunTrust Banks, Inc.                                        10,400       732
   UnumProvident Corp.                                         32,800       515
   Wells Fargo & Co.                                            6,000       358
   Wilmington Trust Corp.                                       4,500       163
   XL Capital, Ltd. - Class A                                   4,700       348
                                                                        -------
      Total                                                              14,029
                                                                        -------

Health Care (8.8%)
   Abbott Laboratories                                         10,000       424
   Baxter International, Inc.                                  20,800       669
   Bristol-Myers Squibb Co.                                    42,800     1,012
   CIGNA Corp.                                                  9,400       655
   Johnson & Johnson                                           17,200       969
   * MedImmune, Inc.                                           21,300       505
   Merck & Co., Inc.                                           25,800       851
   Schering-Plough Corp.                                       30,000       572
   Wyeth                                                       23,200       868
                                                                        -------
      Total                                                               6,525
                                                                        -------

Industrials (13.2%)
   Cooper Industries, Ltd.-Class A                             13,100       773
   * The Dun & Bradstreet Corp.                                 4,500       264
   Emerson Electric Co.                                         5,300       328
   General Electric Co.                                        46,200     1,551
   Honeywell International, Inc.                               33,300     1,194
   Lockheed Martin Corp.                                       13,800       770
   Norfolk Southern Corp.                                      18,900       562
   Pall Corp.                                                  21,300       521
   Raytheon Co.                                                20,000       760
   Rockwell Automation, Inc.                                   13,200       511
   Rockwell Collins, Inc.                                      18,600       691
   Union Pacific Corp.                                         16,700       979
   W.W. Grainger, Inc.                                          4,300       248
   Waste Management, Inc.                                      21,400       585
                                                                        -------
      Total                                                               9,737
                                                                        -------

Information Technology (4.6%)
   Hewlett-Packard Co.                                         32,000       600
   Intel Corp.                                                  7,000       140
   * Lucent Technologies, Inc.                                 47,400       150
   Microsoft Corp.                                             27,800       770
   Motorola, Inc.                                              37,000       668

   Nokia Corp., ADR                                            34,800       477
   Texas Instruments, Inc.                                     27,700       589
                                                                        -------
      Total                                                               3,394
                                                                        -------

Materials (6.1%)
   Alcoa, Inc.                                                  9,800       329
   The Dow Chemical Co.                                        16,200       732
   E. I. du Pont de Nemours and Co.                            13,900       595
   Great Lakes Chemical Corp.                                  12,400       317
   * Hercules, Inc.                                            20,500       292
   International Flavors & Fragrances, Inc.                     9,100       348
   International Paper Co.                                     20,900       845
   MeadWestvaco Corp.                                          15,800       504
   Nucor Corp.                                                  3,700       338
   Vulcan Materials Co.                                         5,000       255
                                                                        -------
      Total                                                               4,555
                                                                        -------

Telecommunication Services (5.9%)
   ALLTEL Corp.                                                12,700       697
   AT&T Corp.                                                  28,900       414
   * Qwest Communications International, Inc.                 148,700       495
   SBC Communications, Inc.                                    29,800       773
   Sprint Corp.                                                40,500       815
   Verizon Communications, Inc.                                26,600     1,048
   Vodafone Group PLC, ADR                                      6,800       164
                                                                        -------
      Total                                                               4,406
                                                                        -------

Utilities (4.3%)
   Constellation Energy Group, Inc.                            13,900       554
   Duke Energy Corp.                                           33,300       762
   FirstEnergy Corp.                                           10,900       448
   NiSource, Inc.                                              29,700       624
   TECO Energy, Inc.                                            8,900       120
   TXU Corp.                                                   11,000       527
   Xcel Energy, Inc.                                           10,400       180
                                                                        -------
      Total                                                               3,215
                                                                        -------
      Total Common Stocks
      (Cost: $62,992)                                                    70,776
                                                                        -------
Convertible Corporate Bonds (0.2%)
--------------------------------------------------------------------------------

Information Technology (0.2%)
   Lucent Technologies, 8.00%, 8/1/31                         165,000       179
                                                                        -------

      Total Convertible Corporate Bonds
      (Cost: $158)                                                          179
                                                                        -------
Preferred Stocks (0.3%)
--------------------------------------------------------------------------------

Consumer Discretionary (0.1%)
   Ford Motor Co., Capital Trust II                             1,400        74
                                                                        -------
      Total                                                                  74
                                                                        -------

Financials (0.2%)

   Unumprovident Corp.                                          5,900       160
                                                                        -------
      Total                                                                 160
                                                                        -------
      Total Preferred Stocks
      (Cost: $208)                                                          234
                                                                        -------
Money Market Investments (4.5%)
--------------------------------------------------------------------------------

Other Holdings (4.5%)
   Reserve Investment Fund                                  3,342,148     3,342
                                                                        -------

      Total Money Market Investments
      (Cost: $3,342)                                                      3,342
                                                                        -------

      Total Investments (100.6%)
      (Cost $66,700)(a)                                                  74,531
                                                                        -------
      Other Assets, Less Liabilities (-0.6%)                               (412)
                                                                        -------
      Total Net Assets (100.0%)                                         $74,119
                                                                        -------

* Non-Income Producing

ADR - American Depository Receipt

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $66,700 and the net unrealized appreciation of investments based on that cost was $7,831 which is comprised of $9,441 aggregate gross unrealized appreciation and $1,610 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.
Index 500 Stock Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                        Market
                                                           Shares/       Value
                                                             Par         (000)
                                                         ----------   ----------
Common Stocks (98.3%)
--------------------------------------------------------------------------------

Consumer Discretionary (10.9%)
   * AutoNation, Inc.                                        44,400   $      758
   * AutoZone, Inc.                                          13,825        1,068
   * Bed Bath & Beyond, Inc.                                 50,000        1,856
   Best Buy Co., Inc.                                        54,150        2,937
   * Big Lots, Inc.                                          19,200          235
   The Black & Decker Corp.                                  13,300        1,030
   Boise Cascade Corp.                                       14,600          486
   Brunswick Corp.                                           15,900          728
   Carnival Corp.                                           105,409        4,985
   Centex Corp.                                              20,600        1,039
   Circuit City Stores, Inc.                                 33,100          508
   Clear Channel Communications, Inc.                        98,250        3,062
   * Coach, Inc.                                             31,300        1,328
   * Comcast Corp. - Class A                                372,070       10,507
   Cooper Tire & Rubber Co.                                  12,400          250
   Dana Corp.                                                24,850          440
   Darden Restaurants, Inc.                                  26,250          612
   Delphi Automotive Systems Corp.                           93,387          868
   Dillard's, Inc. - Class A                                 13,864          274
   Dollar General Corp.                                      54,648        1,101
   Dow Jones & Co., Inc.                                     13,620          553
   Eastman Kodak Co.                                         47,683        1,536
   * eBay, Inc.                                             110,100       10,123
   Family Dollar Stores, Inc.                                28,000          759
   Federated Department Stores, Inc.                         29,951        1,361
   Ford Motor Co.                                           304,594        4,280
   Fortune Brands, Inc.                                      23,967        1,776
   Gannett Co., Inc.                                         44,350        3,715
   The Gap, Inc.                                            150,375        2,812
   General Motors Corp.                                      94,027        3,994
   Genuine Parts Co.                                         29,100        1,117
   * The Goodyear Tire & Rubber Co.                          29,200          314
   Harley-Davidson, Inc.                                     49,100        2,919
   Harrah's Entertainment, Inc.                              18,650          988
   Hasbro, Inc.                                              29,325          551
   Hilton Hotels Corp.                                       64,050        1,207
   The Home Depot, Inc.                                     365,494       14,326
   International Game Technology                             57,400        2,064
   * The Interpublic Group of Companies, Inc.                70,300          744
   J. C. Penney Co., Inc.                                    47,950        1,692
   Johnson Controls, Inc.                                    31,700        1,801
   Jones Apparel Group, Inc.                                 20,800          745
   KB Home                                                    7,700          651
   Knight-Ridder, Inc.                                       12,850          841
   * Kohl's Corp.                                            56,867        2,740
   Leggett & Platt, Inc.                                     31,933          897
   The Limited, Inc.                                         78,705        1,754
   Liz Claiborne, Inc.                                       17,900          675
   Lowe's Companies, Inc.                                   129,750        7,052
   Marriott International, Inc. - Class A                    38,100        1,980
   Mattel, Inc.                                              68,988        1,251
   The May Department Stores Co.                             48,550        1,244
   Maytag Corp.                                              13,133          241
   McDonald's Corp.                                         209,178        5,863
   The McGraw-Hill Companies, Inc.                           31,660        2,523
   Meredith Corp.                                             8,400          432

   The New York Times Co. - Class A                          24,470          957
   Newell Rubbermaid, Inc.                                   45,792          918
   NIKE, Inc. - Class B                                      43,800        3,451
   Nordstrom, Inc.                                           23,367          894
   * Office Depot, Inc.                                      52,157          784
   Omnicom Group, Inc.                                       31,200        2,279
   Pulte Corp.                                               21,100        1,295
   RadioShack Corp.                                          26,600          762
   Reebok International, Ltd.                                 9,800          360
   Sears, Roebuck & Co.                                      35,250        1,405
   The Sherwin-Williams Co.                                  23,713        1,042
   Snap-on, Inc.                                              9,617          265
   The Stanley Works                                         13,650          581
   Staples, Inc.                                             82,800        2,469
   * Starbucks Corp.                                         66,150        3,007
   Starwood Hotels & Resorts Worldwide, Inc:                 34,600        1,606
   Target Corp.                                             150,357        6,804
   Tiffany & Co.                                             24,367          749
   * Time Warner, Inc.                                      761,200       12,285
   The TJX Companies, Inc.                                   81,400        1,794
   * Toys "R" Us, Inc.                                       35,650          632
   Tribune Co.                                               53,036        2,182
   * Univision Communications, Inc. - Class A                53,700        1,697
   V. F. Corp.                                               18,357          908
   Viacom, Inc. - Class B                                   288,848        9,694
   Visteon Corp.                                             21,583          172
   The Walt Disney Co.                                      342,057        7,713
   Wendy's International, Inc.                               18,950          637
   Whirlpool Corp.                                           11,050          664
   Yum! Brands, Inc.                                         48,380        1,967
                                                                      ----------
      Total                                                              191,566
                                                                      ----------

Consumer Staples (10.5%)
   Adolph Coors Co. - Class B                                 6,200          421
   Alberto-Culver Co.                                        15,050          654
   Albertson's, Inc.                                         61,254        1,466
   Altria Group, Inc.                                       341,622       16,070
   Anheuser-Busch Companies, Inc.                           133,349        6,661
   Archer-Daniels-Midland Co.                               108,403        1,841
   Avon Products, Inc.                                       78,700        3,438
   Brown-Forman Corp. - Class B                              20,218          926
   Campbell Soup Co.                                         68,322        1,796
   The Clorox Co.                                            35,450        1,889
   The Coca-Cola Co.                                        403,975       16,179
   Coca-Cola Enterprises, Inc.                               78,100        1,476
   Colgate-Palmolive Co.                                     88,422        3,995
   ConAgra Foods, Inc.                                       87,967        2,262
   Costco Wholesale Corp.                                    76,764        3,190
   CVS Corp.                                                 66,467        2,800
   General Mills, Inc.                                       63,267        2,841
   The Gillette Co.                                         166,835        6,964
   H.J. Heinz Co.                                            58,217        2,097
   Hershey Foods Corp.                                       41,000        1,915
   Kellogg Co.                                               68,857        2,937
   Kimberly-Clark Corp.                                      82,356        5,319
   * The Kroger Co.                                         123,005        1,909
   McCormick & Co., Inc.                                     22,800          783
   The Pepsi Bottling Group, Inc.                            42,300        1,148
   PepsiCo, Inc.                                            282,030       13,721
   The Procter & Gamble Co.                                 423,210       22,904
   Reynolds American, Inc.                                   24,600        1,674
   * Safeway, Inc.                                           74,400        1,437
   Sara Lee Corp.                                           132,035        3,018
   SUPERVALU, Inc.                                           22,550          621
   SYSCO Corp.                                              106,425        3,184
   UST, Inc.                                                 27,467        1,106
   Wal-Mart Stores, Inc.                                    706,300       37,576

   Walgreen Co.                                             170,546        6,111
   Winn-Dixie Stores, Inc.                                   23,650           73
   Wm. Wrigley Jr. Co.                                       37,467        2,372
                                                                      ----------
      Total                                                              184,774
                                                                      ----------

Energy (7.3%)
   Amerada Hess Corp.                                        15,200        1,353
   Anadarko Petroleum Corp.                                  41,662        2,765
   Apache Corp.                                              54,246        2,718
   Ashland, Inc.                                             11,800          662
   Baker Hughes, Inc.                                        55,530        2,428
   BJ Services Co.                                           26,900        1,410
   Burlington Resources, Inc.                                65,766        2,683
   ChevronTexaco Corp.                                      354,614       19,021
   ConocoPhillips                                           114,710        9,504
   Devon Energy Corp.                                        40,200        2,855
   El Paso Corp.                                            106,671          980
   EOG Resources, Inc.                                       19,660        1,295
   Exxon Mobil Corp.                                      1,083,056       52,345
   Halliburton Co.                                           73,469        2,475
   Kerr-McGee Corp.                                          25,105        1,437
   Kinder Morgan, Inc.                                       20,567        1,292
   Marathon Oil Corp.                                        57,609        2,378
   * Nabors Industries, Ltd.                                 24,750        1,172
   * Noble Corp.                                             22,250        1,000
   Occidental Petroleum Corp.                                65,220        3,648
   * Rowan Companies, Inc.                                   17,750          469
   Schlumberger, Ltd.                                        98,267        6,614
   Sunoco, Inc.                                              12,550          928
   * Transocean, Inc.                                        53,451        1,912
   Unocal Corp.                                              44,067        1,895
   Valero Energy Corp.                                       21,300        1,708
   The Williams Companies, Inc.                              86,900        1,051
                                                                      ----------
      Total                                                              127,998
                                                                      ----------

Financials (20.2%)
   ACE, Ltd.                                                 47,300        1,895
   AFLAC, Inc.                                               84,450        3,311
   The Allstate Corp.                                       115,328        5,535
   Ambac Financial Group, Inc.                               18,100        1,447
   American Express Co.                                     211,075       10,862
   American International Group, Inc.                       433,730       29,489
   AmSouth Bancorporation                                    58,855        1,436
   Aon Corp.                                                 52,600        1,512
   Apartment Investment and Management Co. - Class A         15,700          546
   Bank of America Corp.                                    677,172       29,342
   The Bank of New York Co., Inc.                           129,553        3,779
   BB&T Corp.                                                92,300        3,663
   The Bear Stearns Companies, Inc.                          17,195        1,654
   Capital One Financial Corp.                               40,200        2,971
   The Charles Schwab Corp.                                 227,539        2,091
   The Chubb Corp.                                           31,750        2,231
   Cincinnati Financial Corp.                                28,034        1,156
   Citigroup, Inc.                                          862,448       38,051
   Comerica, Inc.                                            28,550        1,694
   Countrywide Credit Industries, Inc.                       93,700        3,691
   * E*TRADE Group, Inc.                                     62,100          709
   Equity Office Properties Trust                            67,100        1,828
   Equity Residential Properties Trust                       46,700        1,448
   Fannie Mae                                               161,148       10,217
   Federated Investors, Inc. - Class B                       18,000          512
   Fifth Third Bancorp                                       94,934        4,673
   First Horizon National Corp.                              20,600          893
   Franklin Resources, Inc.                                  41,550        2,317
   Freddie Mac                                              114,386        7,463

   Golden West Financial Corp.                               25,450        2,824
   The Goldman Sachs Group, Inc.                             80,900        7,543
   The Hartford Financial Services Group, Inc.               48,850        3,025
   Huntington Bancshares, Inc.                               38,242          953
   Janus Capital Group, Inc.                                 39,829          542
   Jefferson-Pilot Corp.                                     22,734        1,129
   JPMorgan Chase & Co.                                     592,997       23,560
   KeyCorp                                                   67,775        2,142
   Lehman Brothers Holdings, Inc.                            45,222        3,605
   Lincoln National Corp.                                    29,340        1,379
   Loews Corp.                                               30,867        1,806
   M&T Bank Corp.                                            19,500        1,866
   Marsh & McLennan Companies, Inc.                          86,680        3,966
   Marshall & Ilsley Corp.                                   37,100        1,495
   MBIA, Inc.                                                23,850        1,388
   MBNA Corp.                                               212,715        5,360
   Mellon Financial Corp.                                    70,568        1,954
   Merrill Lynch & Co., Inc.                                156,400        7,776
   MetLife, Inc.                                            124,936        4,829
   MGIC Investment Corp.                                     16,400        1,091
   Moody's Corp.                                             24,675        1,807
   Morgan Stanley                                           182,913        9,018
   National City Corp.                                      110,297        4,260
   North Fork Bancorporation, Inc.                           28,700        1,276
   Northern Trust Corp.                                      36,550        1,491
   Plum Creek Timber Co., Inc. (REIT)                        30,500        1,068
   The PNC Financial Services Group, Inc.                    46,967        2,541
   Principal Financial Group, Inc.                           52,200        1,878
   The Progressive Corp.                                     36,100        3,059
   ProLogis                                                  30,300        1,068
   * Providian Financial Corp.                               48,657          756
   Prudential Financial, Inc.                                86,400        4,064
   Regions Financial Corp.                                   76,930        2,543
   SAFECO Corp.                                              20,950          956
   Simon Property Group, Inc.                                34,700        1,861
   SLM Corp.                                                 72,542        3,235
   SouthTrust Corp.                                          55,367        2,307
   Sovereign Bancorp, Inc.                                   57,100        1,246
   The St. Paul Travelers Companies, Inc.                   111,310        3,680
   State Street Corp.                                        56,000        2,392
   SunTrust Banks, Inc.                                      47,033        3,312
   Synovus Financial Corp.                                   51,550        1,348
   T. Rowe Price Group, Inc.                                 21,200        1,080
   Torchmark Corp.                                           18,250          971
   U.S. Bancorp                                             312,921        9,043
   UnumProvident Corp.                                       49,331          774
   Wachovia Corp.                                           217,981       10,234
   Washington Mutual, Inc.                                  145,287        5,678
   Wells Fargo & Co.                                        281,180       16,767
   XL Capital, Ltd. - Class A                                23,000        1,702
   Zions Bancorporation                                      14,900          909
                                                                      ----------
      Total                                                              356,973
                                                                      ----------

Health Care (12.9%)
   Abbott Laboratories                                      259,950       11,011
   * Aetna, Inc.                                             25,577        2,556
   Allergan, Inc.                                            21,967        1,594
   AmerisourceBergen Corp.                                   18,700        1,004
   * Amgen, Inc.                                            210,817       11,949
   * Anthem, Inc.                                            23,200        2,024
   Applera Corp. - Applied Biosystems Group                  33,633          635
   Bausch & Lomb, Inc.                                        8,900          591
   Baxter International, Inc.                               102,400        3,293
   Becton, Dickinson and Co.                                 41,750        2,158
   * Biogen Idec, Inc.                                       56,290        3,443
   Biomet, Inc.                                              42,245        1,980
   * Boston Scientific Corp.                                140,172        5,569

   Bristol-Myers Squibb Co.                                 323,808        7,665
   C. R. Bard, Inc.                                          17,500          991
   Cardinal Health, Inc.                                     71,625        3,135
   * Caremark Rx, Inc.                                       77,600        2,489
   * Chiron Corp.                                            31,222        1,380
   CIGNA Corp.                                               22,929        1,597
   Eli Lilly and Co.                                        188,206       11,302
   * Express Scripts, Inc.                                   12,900          843
   * Fisher Scientific International, Inc.                   19,100        1,114
   * Forest Laboratories, Inc.                               61,666        2,774
   * Genzyme Corp.                                           38,000        2,068
   * Gilead Sciences, Inc.                                   71,700        2,680
   Guidant Corp.                                             52,388        3,460
   HCA, Inc.                                                 80,311        3,064
   Health Management Associates, Inc. - Class A              40,500          827
   * Hospira, Inc.                                           25,965          795
   * Humana, Inc.                                            26,500          529
   IMS Health, Inc.                                          38,967          932
   Johnson & Johnson                                        494,137       27,835
   * King Pharmaceuticals, Inc.                              40,266          481
   Manor Care, Inc.                                          14,600          437
   McKesson HBOC, Inc.                                       48,905        1,254
   * Medco Health Solutions, Inc.                            45,272        1,399
   * MedImmune, Inc.                                         41,500          984
   Medtronic, Inc.                                          201,300       10,447
   Merck & Co., Inc.                                        369,420       12,191
   * Millipore Corp.                                          8,200          392
   Mylan Laboratories, Inc.                                  44,700          805
   PerkinElmer, Inc.                                         21,300          367
   Pfizer, Inc.                                           1,257,134       38,467
   Quest Diagnostics, Inc.                                   17,000        1,500
   Schering-Plough Corp.                                    245,150        4,673
   * St. Jude Medical, Inc.                                  29,500        2,220
   Stryker Corp.                                             66,800        3,212
   * Tenet Healthcare Corp.                                  77,650          838
   * Thermo Electron Corp.                                   27,200          735
   UnitedHealth Group, Inc.                                 110,672        8,161
   * Waters Corp.                                            19,700          869
   * Watson Pharmaceuticals, Inc.                            18,200          536
   * Wellpoint Health Networks, Inc. - Class A               26,100        2,743
   Wyeth                                                    222,029        8,304
   * Zimmer Holdings, Inc.                                   40,837        3,228
                                                                      ----------
      Total                                                              227,530
                                                                      ----------

Industrials (11.5%)
   3M Co.                                                   130,276       10,418
   * Allied Waste Industries, Inc.                           52,950          469
   American Power Conversion Corp.                           33,350          580
   * American Standard Companies, Inc.                       35,600        1,385
   * Apollo Group, Inc. - Class A                            32,100        2,355
   Avery Dennison Corp.                                      18,350        1,207
   The Boeing Co.                                           139,776        7,215
   Burlington Northern Santa Fe Corp.                        61,985        2,375
   Caterpillar, Inc.                                         57,088        4,593
   Cendant Corp.                                            175,733        3,796
   Cintas Corp.                                              28,533        1,200
   Cooper Industries, Ltd.-Class A                           15,800          932
   Crane Co.                                                  9,775          283
   CSX Corp.                                                 35,750        1,187
   Cummins, Inc.                                              7,400          547
   Danaher Corp.                                             51,400        2,636
   Deere & Co.                                               41,360        2,670
   * Delta Air Lines, Inc.                                   20,767           68
   Deluxe Corp.                                               8,351          343
   Dover Corp.                                               33,867        1,316
   Eaton Corp.                                               25,200        1,598
   Emerson Electric Co.                                      69,950        4,329

   Equifax, Inc.                                             22,700          598
   FedEx Corp.                                               50,020        4,286
   Fluor Corp.                                               13,900          619
   General Dynamics Corp.                                    33,300        3,400
   General Electric Co.                                   1,757,806       59,027
   Goodrich Corp.                                            19,800          621
   H&R Block, Inc.                                           27,450        1,357
   Honeywell International, Inc.                            143,150        5,133
   Illinois Tool Works, Inc.                                 50,300        4,686
   Ingersoll-Rand Co. - Class A                              28,880        1,963
   ITT Industries, Inc.                                      15,400        1,232
   Lockheed Martin Corp.                                     74,108        4,134
   Masco Corp.                                               72,100        2,490
   * Monster Worldwide, Inc.                                 19,767          487
   * Navistar International Corp.                            11,650          433
   Norfolk Southern Corp.                                    65,457        1,947
   Northrop Grumman Corp.                                    59,720        3,185
   PACCAR, Inc.                                              28,907        1,998
   Pall Corp.                                                20,850          510
   Parker-Hannifin Corp.                                     19,875        1,170
   Pitney Bowes, Inc.                                        38,437        1,695
   * Power-One, Inc.                                         14,000           91
   R. R. Donnelley & Sons Co.                                36,434        1,141
   Raytheon Co.                                              75,100        2,852
   Robert Half International, Inc.                           28,640          738
   Rockwell Automation, Inc.                                 30,650        1,186
   Rockwell Collins, Inc.                                    29,450        1,094
   Ryder System, Inc.                                        10,700          503
   Southwest Airlines Co.                                   131,567        1,792
   Textron, Inc.                                             23,050        1,481
   Tyco International, Ltd.                                 334,408       10,253
   Union Pacific Corp.                                       43,160        2,529
   United Parcel Service, Inc. - Class B                    187,200       14,212
   United Technologies Corp.                                 85,167        7,953
   W.W. Grainger, Inc.                                       15,200          876
   Waste Management, Inc.                                    96,585        2,641
                                                                      ----------
      Total                                                              201,815
                                                                      ----------

Information Technology (15.5%)
   * ADC Telecommunications, Inc.                           134,650          244
   Adobe Systems, Inc.                                       39,925        1,975
   * Advanced Micro Devices, Inc.                            59,100          768
   * Affiliated Computer Services, Inc. - Class A            21,300        1,186
   * Agilent Technologies, Inc.                              80,837        1,744
   * Altera Corp.                                            61,911        1,212
   Analog Devices, Inc.                                      62,957        2,441
   * Andrew Corp.                                            26,737          327
   * Apple Computer, Inc.                                    64,600        2,503
   * Applied Materials, Inc.                                282,700        4,662
   * Applied Micro Circuits Corp.                            52,100          163
   Autodesk, Inc.                                            18,934          921
   Automatic Data Processing, Inc.                           97,250        4,018
   * Avaya, Inc.                                             75,316        1,050
   * BMC Software, Inc.                                      37,160          588
   * Broadcom Corp. - Class A                                53,600        1,463
   * CIENA Corp.                                             94,800          188
   * Cisco Systems, Inc.                                  1,125,700       20,375
   * Citrix Systems, Inc.                                    28,120          493
   Computer Associates International, Inc.                   97,492        2,564
   * Computer Sciences Corp.                                 31,450        1,481
   * Compuware Corp.                                         64,257          331
   * Comverse Technology, Inc.                               32,600          614
   * Convergys Corp.                                         23,750          319
   * Corning, Inc.                                          232,000        2,571
   * Dell, Inc.                                             415,633       14,797
   * Electronic Arts, Inc.                                   50,600        2,327
   Electronic Data Systems Corp.                             85,267        1,653

   * EMC Corp.                                              400,374        4,620
   First Data Corp.                                         142,732        6,209
   * Fiserv, Inc.                                            32,525        1,134
   * Gateway, Inc.                                           62,050          307
   Hewlett-Packard Co.                                      502,726        9,426
   Intel Corp.                                            1,067,963       21,423
   International Business Machines Corp.                    278,939       23,915
   * Intuit, Inc.                                            31,900        1,448
   * Jabil Circuit, Inc.                                     33,467          770
   * JDS Uniphase Corp.                                     239,800          808
   * KLA-Tencor Corp.                                        32,700        1,356
   * Lexmark International, Inc. - Class A                   21,600        1,815
   Linear Technology Corp.                                   51,150        1,854
   * LSI Logic Corp.                                         63,700          275
   * Lucent Technologies, Inc.                              717,436        2,274
   Maxim Integrated Products, Inc.                           54,100        2,288
   * Mercury Interactive Corp.                               15,500          541
   * Micron Technology, Inc.                                101,850        1,225
   Microsoft Corp.                                        1,810,100       50,048
   Molex, Inc.                                               31,550          941
   Motorola, Inc.                                           393,277        7,095
   * National Semiconductor Corp.                            59,586          923
   * NCR Corp.                                               15,700          779
   * Network Appliance, Inc.                                 59,500        1,369
   * Novell, Inc.                                            64,400          406
   * Novellus Systems, Inc.                                  23,800          633
   * NVIDIA Corp.                                            27,700          402
   * Oracle Corp.                                           860,825        9,710
   * Parametric Technology Corp.                             44,680          236
   Paychex, Inc.                                             62,935        1,897
   * PeopleSoft, Inc.                                        61,100        1,213
   * PMC-Sierra, Inc.                                        29,500          260
   * QLogic Corp.                                            15,350          455
   QUALCOMM, Inc.                                           271,034       10,581
   Sabre Holdings Corp. - Class A                            22,867          561
   * Sanmina-SCI Corp.                                       86,800          612
   Scientific-Atlanta, Inc.                                  25,500          661
   * Siebel Systems, Inc.                                    83,900          633
   * Solectron Corp.                                        160,100          792
   * Sun Microsystems, Inc.                                 553,697        2,237
   * SunGard Data Systems, Inc.                              48,000        1,141
   * Symantec Corp.                                          52,500        2,881
   Symbol Technologies, Inc.                                 39,850          504
   Tektronix, Inc.                                           14,060          467
   * Tellabs, Inc.                                           69,292          637
   * Teradyne, Inc.                                          32,350          433
   Texas Instruments, Inc.                                  288,200        6,133
   * Unisys Corp.                                            55,650          574
   * VERITAS Software Corp.                                  72,032        1,282
   * Xerox Corp.                                            139,700        1,967
   Xilinx, Inc.                                              57,800        1,561
   * Yahoo!, Inc.                                           226,500        7,681
                                                                      ----------
      Total                                                              272,371
                                                                      ----------

Materials (3.1%)
   Air Products and Chemicals, Inc.                          37,867        2,059
   Alcoa, Inc.                                              144,807        4,864
   Allegheny Technologies, Inc.                              15,817          289
   Ball Corp.                                                18,732          701
   Bemis Co., Inc.                                           17,800          473
   The Dow Chemical Co.                                     156,409        7,067
   E. I. du Pont de Nemours and Co.                         166,128        7,109
   Eastman Chemical Co.                                      12,925          615
   Ecolab, Inc.                                              42,900        1,349
   Engelhard Corp.                                           20,700          587
   Freeport-McMoRan Copper & Gold, Inc. - Class B            29,481        1,194
   Georgia-Pacific Corp.                                     43,004        1,546

   Great Lakes Chemical Corp.                                 8,500          218
   * Hercules, Inc.                                          18,500          264
   International Flavors & Fragrances, Inc.                  15,700          600
   International Paper Co.                                   80,966        3,272
   Louisiana-Pacific Corp.                                   18,200          472
   MeadWestvaco Corp.                                        33,579        1,071
   Monsanto Co.                                              44,453        1,619
   Newmont Mining Corp.                                      73,780        3,359
   Nucor Corp.                                               13,233        1,209
   * Pactiv Corp.                                            25,000          581
   Phelps Dodge Corp.                                        15,624        1,438
   PPG Industries, Inc.                                      28,567        1,751
   Praxair, Inc.                                             54,100        2,312
   Rohm and Haas Co.                                         37,380        1,606
   * Sealed Air Corp.                                        14,021          650
   Sigma-Aldrich Corp.                                       11,500          667
   Temple-Inland, Inc.                                        9,300          624
   United States Steel Corp.                                 18,850          709
   Vulcan Materials Co.                                      17,000          866
   Weyerhaeuser Co.                                          39,880        2,651
   Worthington Industries, Inc.                              14,500          310
                                                                      ----------
      Total                                                               54,102
                                                                      ----------

Telecommunication Services (3.6%)
   ALLTEL Corp.                                              51,357        2,820
   AT&T Corp.                                               132,307        1,895
   * AT&T Wireless Services, Inc.                           454,397        6,716
   BellSouth Corp.                                          304,765        8,265
   CenturyTel, Inc.                                          22,500          770
   Citizens Communications Co.                               55,200          739
   * Nextel Communications, Inc. - Class A                  185,350        4,419
   * Qwest Communications International, Inc.               302,135        1,006
   SBC Communications, Inc.                                 551,647       14,315
   Sprint Corp.                                             241,789        4,867
   Verizon Communications, Inc.                             460,942       18,153
                                                                      ----------
      Total                                                               63,965
                                                                      ----------

Utilities (2.8%)
   * The AES Corp.                                          107,600        1,075
   * Allegheny Energy, Inc.                                  21,200          338
   Ameren Corp.                                              32,367        1,494
   American Electric Power Co., Inc.                         65,840        2,104
   * Calpine Corp.                                           73,860          214
   Centerpoint Energy, Inc.                                  51,162          530
   Cinergy Corp.                                             30,084        1,191
   * CMS Energy Corp.                                        26,900          256
   Consolidated Edison, Inc.                                 40,150        1,688
   Constellation Energy Group, Inc.                          29,200        1,163
   Dominion Resources, Inc.                                  54,995        3,588
   DTE Energy Co.                                            28,950        1,221
   Duke Energy Corp.                                        156,130        3,574
   * Dynegy, Inc. - Class A                                  63,200          315
   Edison International                                      54,220        1,437
   Entergy Corp.                                             37,809        2,292
   Exelon Corp.                                             109,924        4,033
   FirstEnergy Corp.                                         54,865        2,254
   FPL Group, Inc.                                           30,857        2,108
   KeySpan Corp.                                             26,700        1,047
   Nicor, Inc.                                                7,350          270
   NiSource, Inc.                                            43,873          922
   Peoples Energy Corp.                                       6,300          263
   * PG&E Corp.                                              66,725        2,028
   Pinnacle West Capital Corp.                               15,200          631
   PPL Corp.                                                 31,434        1,483
   Progress Energy, Inc.                                     41,092        1,740

   Public Service Enterprise Group, Inc.                     39,536        1,684
   Sempra Energy                                             38,602        1,397
   The Southern Co.                                         122,900        3,685
   TECO Energy, Inc.                                         33,100          448
   TXU Corp.                                                 49,365        2,366
   Xcel Energy, Inc.                                         66,520        1,152
                                                                      ----------
      Total                                                               49,991
                                                                      ----------
      Total Common Stocks
      (Cost: $1,380,098)                                               1,731,085
                                                                      ----------
Money Market Investments (1.6%)
--------------------------------------------------------------------------------

Federal Government & Agencies (0.2%)
   (b) Federal National Mortgage Association,
      1.46%, 10/6/04                                      3,000,000        2,999
                                                                      ----------
      Total                                                                2,999
                                                                      ----------

Finance Lessors (0.5%)
   (b) Windmill Funding Corp., 1.78%, 10/28/04           10,000,000        9,987
                                                                      ----------
      Total                                                                9,987
                                                                      ----------

Miscellaneous Business Credit Institutions (0.6%)
   (b) National Rural Utility, 1.79%, 11/2/04            10,000,000        9,984
                                                                      ----------
      Total                                                                9,984
                                                                      ----------

Short Term Business Credit (0.3%)
   (b) UBS Finance Delaware LLC, 1.88%, 10/1/04           4,600,000        4,600
                                                                      ----------
      Total                                                                4,600
                                                                      ----------

      Total Money Market Investments
         (Cost: $27,570)                                                  27,570
                                                                      ----------

      Total Investments (99.9%)
         (Cost $1,407,668)(a)                                          1,758,655
                                                                      ----------
      Other Assets, Less Liabilities (0.1%)                                1,715
                                                                      ----------
      Total Net Assets (100.0%)                                       $1,760,370
                                                                      ----------

*    Non-Income Producing

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $1,407,668 and the net unrealized appreciation of investments based on that cost was $350,987 which is comprised of $534,934 aggregate gross unrealized appreciation and $183,947 aggregate gross unrealized depreciation.

(b) All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                                Unrealized
                                                                Appreciation/

                                           Number of   Expiration   Depreciation
Issuer (000's)                             Contracts   Date         (000's)
--------------------------------------------------------------------------------
S & P 500 INDEX FUTURES                        97         12/04        $(159)
(Total Notional Value at September 30, 2004, $27,196)

Northwestern Mutual Series Fund, Inc.
Asset Allocation Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                                                 Market
                                                                                      Shares/     Value
                                                                       Country          Par        (000)
                                                                   --------------   ----------   -------
Domestic Common Stocks and Warrants (35.7%)
--------------------------------------------------------------------------------------------------------

LARGE CAP COMMON STOCKS (23.6%)
Consumer Discretionary  (4.7%)
   * Bed Bath & Beyond, Inc.                                                             7,700   $   286
   Best Buy Co., Inc.                                                                    4,200       228
   Carnival Corp.                                                                       13,095       619
   * Comcast Corp. - Class A                                                             7,900       223
   DaimlerChrysler AG                                                                    4,500       186
   Fortune Brands, Inc.                                                                 11,200       831
   Gannett Co., Inc.                                                                     4,600       385
   Harley-Davidson, Inc.                                                                 8,500       505
   J. C. Penney Co., Inc.                                                               12,400       437
   * Kohl's Corp.                                                                        6,300       304
   Lowe's Companies, Inc.                                                                3,000       163
   McDonald's Corp.                                                                     11,200       314
   The McGraw-Hill Companies, Inc.                                                       5,400       430
   The News Corp., Ltd., ADR                                                             9,500       298
   NIKE, Inc. - Class B                                                                  5,000       394
   Omnicom Group, Inc.                                                                   6,200       453
   PETsMART, Inc.                                                                        7,000       199
   Staples, Inc.                                                                        13,300       397
   Target Corp.                                                                         18,000       815
   * Time Warner, Inc.                                                                  19,600       316
   Viacom, Inc. - Class B                                                               11,900       399
   Wendy's International, Inc.                                                           2,400        81
                                                                                                 -------
      Total Consumer Discretionary                                                                 8,263
                                                                                                 -------

Consumer Staples (2.0%)
   Altria Group, Inc.                                                                   13,500       635
   Anheuser-Busch Companies, Inc.                                                        5,700       285
   Avon Products, Inc.                                                                   9,500       415
   * Dean Foods Co.                                                                      1,550        47
   PepsiCo, Inc.                                                                        12,100       589
   The Procter & Gamble Co.                                                              5,600       303
   Wal-Mart Stores, Inc.                                                                16,400       871
   Walgreen Co.                                                                         10,800       387
                                                                                                 -------
      Total Consumer Staples                                                                       3,532
                                                                                                 -------

Energy (1.5%)
   ConocoPhillips                                                                        6,600       547
   EOG Resources, Inc.                                                                   8,400       553
   Exxon Mobil Corp.                                                                    15,500       749
   Halliburton Co.                                                                      11,700       394
   * Noble Corp.                                                                         7,700       346
                                                                                                 -------
      Total Energy                                                                                 2,589
                                                                                                 -------

Financials (3.7%)
   American Express Co.                                                                  6,600       340
   American International Group, Inc.                                                   12,600       857
   Capital One Financial Corp.                                                           1,600       118

   The Chubb Corp.                                                                       5,900       415
   Citigroup, Inc.                                                                      18,100       799
   Countrywide Credit Industries, Inc.                                                   9,298       366
   Freddie Mac                                                                           3,100       202
   The Goldman Sachs Group, Inc.                                                         4,500       420
   Lehman Brothers Holdings, Inc.                                                        5,100       407
   Morgan Stanley                                                                        8,200       404
   Prudential Financial, Inc.                                                            8,700       409
   U.S. Bancorp                                                                         16,000       462
   Wachovia Corp.                                                                        7,300       343
   Wells Fargo & Co.                                                                    15,800       941
                                                                                                 -------
      Total Financials                                                                             6,483
                                                                                                 -------

Health Care (3.5%)
   Abbott Laboratories                                                                   9,100       385
   * Amgen, Inc.                                                                        11,800       669
   * Boston Scientific Corp.                                                             9,200       366
   Eli Lilly and Co.                                                                     6,000       360
   * Fisher Scientific International, Inc.                                               3,500       204
   * Genentech, Inc.                                                                     3,900       204
   * Gilead Sciences, Inc.                                                              10,100       378
   Johnson & Johnson                                                                    11,900       670
   Medtronic, Inc.                                                                      12,000       623
   Pfizer, Inc.                                                                         26,000       796
   * St. Jude Medical, Inc.                                                              3,700       278
   Teva Pharmaceutical Industries, Ltd., ADR                                            26,940       699
   * UnitedHealth Group, Inc.                                                            2,500       184
   * Zimmer Holdings, Inc.                                                               3,800       300
                                                                                                 -------
      Total Health Care                                                                            6,116
                                                                                                 -------

Industrials (1.8%)
   Canadian National Railway Co.                                                        10,300       500
   Caterpillar, Inc.                                                                     2,900       233
   FedEx Corp.                                                                           2,600       223
   General Electric Co.                                                                 45,000     1,510
   Tyco International, Ltd.                                                             13,200       405
   United Parcel Service, Inc. - Class B                                                 3,100       235
                                                                                                 -------
      Total Industrials                                                                            3,106
                                                                                                 -------

Information Technology (5.0%)
   * Accenture Ltd.-Class A                                                             11,700       316
   * Affiliated Computer Services, Inc. - Class A                                        8,600       479
   Analog Devices, Inc.                                                                  8,900       345
   * Applied Materials, Inc.                                                            11,700       193
   * ASML Holding N.V.                                                                  15,600       201
   * Broadcom Corp. - Class A                                                            6,600       180
   * Cisco Systems, Inc.                                                                41,500       752
   * Dell, Inc.                                                                         15,200       541
   First Data Corp.                                                                     13,500       588
   * Fiserv, Inc.                                                                        8,000       279
   * Google, Inc. - Class A                                                                800       104
   Hewlett-Packard Co.                                                                  14,600       274
   Intel Corp.                                                                          23,000       461
   International Business Machines Corp.                                                 6,600       567
   * Lexmark International Group, Inc. - Class A                                         4,800       403
   * LM Ericsson Telephone Co., ADR                                                     11,600       362
   Microsoft Corp.                                                                      49,400     1,367
   * National Semiconductor Corp.                                                       15,700       243
   SAP AG-Sponsored ADR                                                                  5,300       206
   * Symantec Corp.                                                                      4,300       236
   Taiwan Semiconductor-ADR                                                             23,388       167
   Texas Instruments, Inc.                                                              10,400       221
   * Yahoo!, Inc.                                                                        9,566       324

                                                                                                 -------
      Total Information Technology                                                                 8,809
                                                                                                 -------

Materials (1.1%)
   Alcoa, Inc.                                                                          23,400       786
   Newmont Mining Corp.                                                                  5,100       232
   Praxair, Inc.                                                                        10,800       462
   Weyerhaeuser Co.                                                                      7,000       465
                                                                                                 -------
      Total Materials                                                                              1,945
                                                                                                 -------

Other Holdings (0.1%)
   * Nasdaq-100 Trust, Series 1                                                          3,100       109
                                                                                                 -------
      Total Other Holdings                                                                           109
                                                                                                 -------

Telecommunication Services (0.2%)
   Vodafone Group PLC, ADR                                                              16,000       386
                                                                                                 -------
      Total Telecommunication Services                                                               386
                                                                                                 -------
      Total  LARGE CAP COMMON STOCKS                                                              41,338
                                                                                                 -------

SMALL CAP COMMON STOCKS (12.1%)
Consumer Discretionary (2.7%)
   * Ann Taylor Stores Corp.                                                            10,425       244
   Circuit City Stores, Inc.                                                             4,900        75
   * Coach, Inc.                                                                         4,700       199
   * Digital Theater Systems, Inc.                                                       6,500       119
   * Entercom Communications Corp. - Class A                                             2,800        91
   Fairmont Hotels & Resorts, Inc.                                                       8,200       224
   Garmin, Ltd.                                                                          5,000       216
   * Hibbett Sporting Goods, Inc.                                                          100         2
   Jones Apparel Group, Inc.                                                             5,100       183
   * Lamar Advertising Co. - Class A                                                     7,500       312
   Leggett & Platt, Inc.                                                                18,400       517
   Michaels Stores, Inc.                                                                10,100       598
   * Multimedia Games, Inc.                                                             12,100       188
   * O'Reilly Automotive, Inc.                                                          17,900       685
   Orient-Express Hotel, Ltd. - Class A                                                 12,500       204
   * Pinnacle Entertainment, Inc.                                                       18,100       250
   Polaris Industries, Inc.                                                              4,800       268
   * Sharper Image Corp.                                                                 5,900       127
   The Talbots, Inc.                                                                     6,300       156
   * Westwood One, Inc.                                                                  4,200        83
                                                                                                 -------
      Total Consumer Discretionary                                                                 4,741
                                                                                                 -------

Energy (0.8%)
   BJ Services Co.                                                                       6,100       320
   * Harvest Natural Resources, Inc.                                                     3,200        53
   * National-Oilwell, Inc.                                                              8,600       283
   Patterson-UTI Energy, Inc.                                                           15,500       296
   Pioneer Natural Resources Co.                                                         6,100       210
   * Smith International, Inc.                                                           4,300       261

                                                                                                 -------
      Total Energy                                                                                 1,423
                                                                                                 -------

Financials (1.0%)
   Assured Guaranty, Ltd.                                                                6,800       113
   BankAtlantic Bancorp, Inc.                                                            6,800       125
   * CapitalSource, Inc.                                                                 7,700       172
   Investors Financial Services Corp.                                                   18,800       848
   Old Republic International Corp.                                                      9,950       249
   * Silicon Valley Bancshares                                                           3,600       134
   * Trammell Crow Co.                                                                   9,800       154
                                                                                                 -------
      Total Financials                                                                             1,795
                                                                                                 -------

Health Care (3.5%)
   * Angiotech Pharmaceuticals, Inc.                                                     5,900       120
   * Bio-Rad Laboratories, Inc. Class A                                                  2,300       118
   * Bradley Pharmaceuticals, Inc.                                                      10,200       208
   * Caremark Rx, Inc.                                                                  22,136       710
   * Cytyc Corp.                                                                        10,700       258
   * DaVita, Inc.                                                                       48,950     1,524
   Health Management Associates, Inc. - Class A                                         15,400       315
   * Kinetic Concepts, Inc.                                                              5,700       300
   * Kyphon, Inc.                                                                        6,900       171
   * Lincare Holdings, Inc.                                                             14,200       422
   * Patterson Companies, Inc.                                                           8,900       681
   * Psychiatric Solutions, Inc.                                                         8,600       218
   * Radiation Therapy Services, Inc.                                                    4,400        50
   * Renal Care Group, Inc.                                                             14,300       461
   Select Medical Corp.                                                                 10,500       141
   * Thermo Electron Corp.                                                               7,700       208
   * Varian Medical Systems, Inc.                                                        4,300       149
                                                                                                 -------
      Total Health Care                                                                            6,054
                                                                                                 -------

Industrials (1.7%)
   C.H. Robinson Worldwide, Inc.                                                        10,300       478
   Cintas Corp.                                                                          3,900       164
   The Corporate Executive Board Co.                                                     4,900       300
   * Forward Air Corp.                                                                   5,100       204
   * Intersections, Inc.                                                                 7,700       113
   * Knight Transportation, Inc.                                                        18,425       395
   L-3 Communications Holdings, Inc.                                                     4,000       268
   Manpower, Inc.                                                                        1,600        71
   * Marlin Business Services, Inc.                                                      7,100       133
   MSC Industrial Direct Co., Inc. - Class A                                            11,300       385
   Robert Half International, Inc.                                                       9,000       232
   Teleflex, Inc.                                                                        6,600       281
                                                                                                 -------
      Total Industrials                                                                            3,024
                                                                                                 -------

Information Technology (2.4%)
   * Amdocs, Ltd.                                                                        3,700        81
   * Avaya, Inc.                                                                         7,600       106
   CDW Corp.                                                                             4,000       232
   * Cogent, Inc.                                                                        4,900        89
   * Cognos, Inc.                                                                        8,300       295
   * Cree, Inc.                                                                          4,300       131
   * Digital River, Inc.                                                                 7,100       211
   * Electronics for Imaging, Inc.                                                       4,900        80
   * Genesis Microchip, Inc.                                                            11,200       151
   Harris Corp.                                                                          3,400       187
   * Hewitt Associates, Inc.                                                             8,100       214
   * Integrated Circuit Systems, Inc.                                                    4,600        99

   * Ipayment, Inc.                                                                      3,200       129
   * Kronos Inc.                                                                         3,900       173
   * Lam Research Corp.                                                                  9,800       214
   Microchip Technology, Inc.                                                            4,100       110
   * NAVTEQ Corp.                                                                        2,200        78
   Paychex, Inc.                                                                         8,000       241
   * Plexus Corp.                                                                        6,000        66
   * QLogic Corp.                                                                        7,000       207
   * Semtech Corp.                                                                       5,400       104
   * Silicon Laboratories, Inc.                                                          2,500        83
   * Verint Systems, Inc.                                                                4,300       158
   * VeriSign, Inc.                                                                      5,500       109
   * Westell Technologies, Inc.- Class A                                                16,300        84
   * Zebra Technologies Corp. - Class A                                                  9,700       593
                                                                                                 -------
      Total Information Technology                                                                 4,225
                                                                                                 -------
      Total SMALL CAP COMMON STOCKS                                                               21,262
                                                                                                 -------

Warrants (0.0%)
Information Technology (0.0%)
   Belluna Co. Ltd.-Warrants                                        Japan                  307         0
                                                                                                 -------
      Total Information Technology                                                                     0
                                                                                                 -------

Telecommunication Services (0.0%)
   American Tower Corp. - Warrants                                                         100         2
   IWO Holdings, Inc. 144A                                                                  50         0
                                                                                                 -------
      Total Warrants                                                                                   2
                                                                                                 -------

      Total Domestic Common Stocks and Warrants
         (Cost: $56,584)                                                                          62,602
                                                                                                 -------

Foreign Common Stocks (15.5%)
--------------------------------------------------------------------------------------------------------

Basic Materials (0.8%)
   BASF AG                                                         Germany               3,460       203
   CRH PLC                                                         Ireland               8,325       197
   K+S AG                                                          Germany               3,380       145
   Nippon Steel Corp.                                              Japan                83,000       197
   Sumitomo Chemical Co., Ltd.                                     Japan                42,000       199
   * Syngenta AG                                                   Switzerland           2,620       251
   * Umicore-Strip VVPR                                            Belgium                  75         0
   Wienerberger AG                                                 Austria               6,131       230
                                                                                                 -------
      Total Basic Materials                                                                        1,422
                                                                                                 -------

Conglomerates (0.5%)
   Grupo Ferrovial                                                 Spain                 7,220       321
   * iShares MSCI EAFE Index Fund                                  United States           725       103
   Nomura TOPIX Exchange Traded Fund                               Japan                22,400       226
   * Vinci                                                         France                2,580       297
                                                                                                 -------
      Total Conglomerates                                                                            947
                                                                                                 -------

Consumer Cyclical (3.8%)
   Autoliv, Inc.                                                   Sweden                2,195        88
   Beru AG                                                         Germany               2,385       171
   Bridgestone Corp.                                               Japan                10,000       186
   * Bulgari S.p.A.                                                Italy                18,620       185
   Burberry Group PLC                                              United Kingdom       26,310       177

   Edgars Consolidated Stores, Ltd.                                South Africa          3,982        116
   Esprit Holdings, Ltd.                                           Hong Kong            55,500        285
   Four Seasons Hotels, Inc.                                       Canada                1,530         98
   Funai Electric Co., Ltd.                                        Japan                 1,200        161
   * Gestevision Telecinco SA                                      Spain                 1,905         34
   Hilton Group PLC                                                United Kingdom       41,025        205
   Hyundai Motor Co., Ltd.                                         South Korea           4,840        223
   * InterContinental Hotels Group PLC                             United Kingdom       15,590        177
   Lagardere S.C.A.                                                France                2,790        173
   Lottomatica SPA                                                 Italy                 8,135        225
   Mediaset SPA                                                    Italy                 8,595         98
   Michelin SA - Class B                                           France                1,855         94
   Next PLC                                                        United Kingdom       15,580        461
   NHK Spring Co., Ltd.                                            Japan                25,000        181
   Nissan Motor Co., Ltd.                                          Japan                15,400        168
   Nitori Co., Ltd.                                                Japan                 3,200        183
   Nobia AB                                                        Sweden               17,045        219
   Nokian Renkaat Oyj                                              Finland               1,845        201
   Opap SA                                                         Greece                9,485        182
   Porsche AG                                                      Germany                 247        160
   Punch Taverns PLC                                               United Kingdom       24,600        224
   * Ryohin Keikaku Co., Ltd.                                      Japan                 3,800        164
   Signet Group PLC                                                United Kingdom       98,745        205
   Square Enix Co., Ltd.                                           Japan                 6,900        189
   * Swatch Group                                                  Switzerland           1,675        227
   Techtronic Industries Co.                                       Hong Kong           116,500        230
   * URBI Desarrollos Urbanos SA                                   Mexico               22,815         87
   USS Co., Ltd.                                                   Japan                 2,410        182
   * Vivendi Universal SA                                          France                7,460        191
   Wal-Mart de Mexico - Series V                                   Mexico               50,645        171
   Wolseley PLC                                                    United Kingdom       12,690        217
                                                                                                 --------
      Total Consumer Cyclical                                                                       6,538
                                                                                                 --------

Consumer Non-Cyclical (1.3%)
   Axfood AB                                                       Sweden                5,650        153
   * Cott Corp.                                                    Canada                4,970        143
   Metro AG                                                        Germany               3,945        176
   * Natura Cosmeticos SA                                          Brazil                7,820        157
   Nestle SA                                                       Switzerland             605        139
   Puma AG                                                         Germany               1,440        384
   Reckitt Benckiser PLC                                           United Kingdom        9,505        233
   * Royal Numico N.V.                                             Netherlands           5,725        182
   SABMiller, Inc.                                                 United Kingdom        7,250         96
   Swedish Match AB                                                Sweden               27,200        288
   Tesco PLC                                                       United Kingdom       54,555        282
                                                                                                 --------
      Total Consumer Non-Cyclical                                                                   2,233
                                                                                                 --------

Energy (0.9%)
   BG Group                                                        United Kingdom       38,280        258
   BP PLC                                                          United Kingdom       21,655        207
   EnCana Corp.                                                    Canada                4,375        204
   ENI SPA                                                         Italy                10,420        233
   Suncor Energy, Inc.                                             Canada                6,630        212
   Technip                                                         France                1,538        248
   Total Fina Elf SA                                               France                1,200        244
                                                                                                 --------
      Total Energy                                                                                  1,606
                                                                                                 --------

Financials (2.7%)
   * Admiral Group PLC                                             United Kingdom        4,515         24
   Alpha Bank AE                                                   Greece                7,842        200
   AMP, Ltd.                                                       Australia            51,445        232
   Anglo Irish Bank Corp PLC                                       Ireland              23,858        438

   Banco Espanol de Credito SA                                     Spain                12,920        151
   Banco Popolare Di Verona                                        Italy                13,705        240
   * Bank of Yokohama, Ltd.                                        Japan                35,000        188
   Bank Rakyat Indonesia                                           Indonesia           947,000        212
   BNP Paribas SA                                                  France                3,625        234
   Credit Saison Co., Ltd.                                         Japan                 5,800        178
   DNB NOR ASA                                                     Norway               27,030        214
   Erste Bank Der Oester                                           Austria               7,245        302
   Fondiaria SPA                                                   Italy                 8,235        186
   Foreningssparbanken AB                                          Sweden                9,655        201
   HSBC Holdings PLC                                               Hong Kong            12,959        206
   ING Groep NV                                                    Netherlands           8,770        221
   * Kookmin Bank                                                  South Korea           5,600        177
   Man Group PLC                                                   United Kingdom        6,900        148
   Manulife Financial Corp., ADR                                   Canada                4,515        198
   Mitsubishi Tokyo Financial Group, Inc.                          Japan                    21        175
   OTP Bank RT                                                     Hungary              11,775        263
   Royal Bank of Scotland Group PLC                                United Kingdom        6,325        183
   Storebrand ASA                                                  Norway               31,040        234
                                                                                                 --------
      Total Financials                                                                              4,805
                                                                                                 --------

Health Care (1.2%)
   Actelion, Ltd.                                                  Switzerland           1,425        146
   CSL, Ltd.                                                       Australia             9,990        206
   * Elekta AB - Class B                                           Sweden                5,695        138
   GN Store Nord A/S                                               Denmark              25,935        261
   Nobel Biocare Holding AG                                        Switzerland           1,500        233
   Novartis AG                                                     Switzerland           5,125        241
   Roche Holdings                                                  Switzerland           1,980        205
   Schwarz Pharma AG                                               Germany               5,850        220
   Smith & Nephew PLC                                              United Kingdom       15,630        144
   Straumann AG                                                    Switzerland             740        157
   * Synthes, Inc.                                                 Switzerland           2,010        219
                                                                                                 --------
      Total Health Care                                                                             2,170
                                                                                                 --------

Industrials (1.3%)
   Atlas Copco AB - A Shares                                       Sweden                5,475        211
   Capita Group PLC                                                United Kingdom       36,925        220
   * Chiyoda Corp.                                                 Japan                32,000        242
   Cobham PLC                                                      United Kingdom        7,855        189
   Daewoo Shipbuilding & Marine Engineering Co.                    South Korea          14,420        210
   * Deutz AG                                                      Germany               8,909         32
   Fuji Seal, Inc.                                                 Japan                 1,200         51
   Keyence Corp.                                                   Japan                   900        189
   Kubota Corp.                                                    Japan                49,000        231
   Meggitt PLC                                                     United Kingdom       45,728        202
   Omron Corp.                                                     Japan                 7,400        163
   Schneider SA                                                    France                2,710        175
   Volvo AB                                                        Sweden                5,870        207
                                                                                                 --------
      Total Industrials                                                                             2,322
                                                                                                 --------

Technology (1.7%)
   * Axalto Holding N.V.                                           France                2,100         45
   Canon Inc.                                                      Japan                 3,900        183
   * Citizen Electronics Co.                                       Japan                 2,900        153
   Dassault Systemes                                               France                3,625        169
   Epcos AG                                                        Germany               6,625        102
   Ericsson LM - B Shares                                          Sweden               99,800        310
   * Gresham Computing PLC                                         United Kingdom       28,805        136
   Hoya Corp.                                                      Japan                 2,100        220
   Indra Sistemas, S.A.                                            Spain                14,135        188
   Infosys Technologies, Ltd.                                      India                 5,967        220

   * Kontron AG                                                    Germany              24,505        195
   Neopost SA                                                      France                3,580        230
   Net One Systems Co., Ltd.                                       Japan                    70        258
   Samsung Electronics                                             South Korea             520        207
   Siemens AG                                                      Germany               2,320        171
   * TDK Corp.                                                     Japan                 2,800        186
                                                                                                 --------
      Total Technology                                                                              2,973
                                                                                                 --------

Telecommunication Services (0.5%)
   * Mobistar SA                                                   Belgium               4,190        300
   PT Telekomunikasi Indonesia                                     Indonesia           398,000        180
   * Telefonica SA                                                 Spain                12,795        191
   Vodafone Group PLC                                              United Kingdom       66,105        158
                                                                                                 --------
      Total Telecommunication Services                                                                829
                                                                                                 --------

Transportation (0.4%)
   Canadian National Railway Co.                                   Canada                5,115        248
   Fraport AG                                                      Germany               5,245        174
   * Golar Lng, Ltd.                                               Norway               10,660        168
   * Kamigumi Co., Ltd.                                            Japan                27,000        195
                                                                                                 --------
      Total Transportation                                                                            785
                                                                                                 --------

Utilities (0.4%)
   Brisa-Auto Estradas de Portugal SA                              Portugal             25,240        205
   Centrica PLC                                                    United Kingdom       42,670        194
   Iberdrola SA                                                    Spain                11,010        228
                                                                                                 --------
      Total Utilities                                                                                 627
                                                                                                 --------
      Total Foreign Common Stocks
        (Cost: $22,210)                                                                            27,257
                                                                                                 --------

Preferred Stocks (0.0%)
---------------------------------------------------------------------------------------------------------

Transportation (0.0%)
   (c)(d) American Commercial Lines LLC                                                    261          0
                                                                                                 --------
      Total Preferred Stocks
         (Cost: $16)                                                                                    0
                                                                                                 --------

Revenue Bonds (0.2%)
---------------------------------------------------------------------------------------------------------

Municipal Bonds - Revenue (0.2%)
   Nashville & Davidson County, Tennessee Health and Educational                       850,000        378
   Facilities Board of The Metropolitan Government, 0.00%,
      6/1/21, RB
                                                                                                 --------
      Total Revenue Bonds
         (Cost: $367)                                                                                 378
                                                                                                 --------

Investment Grade Bonds (12.7%)
---------------------------------------------------------------------------------------------------------

Aerospace-Defense (0.2%)
   Lockheed Martin Corp., 8.20%, 12/1/09                                               240,000        286
                                                                                                 --------
      Total Aerospace-Defense                                                                         286
                                                                                                 --------

Auto Related (0.6%)
   American Honda Finance, 4.50%, 5/26/09 144A                                         350,000        358
   Toyota Motor Credit Corp., 4.35%, 12/15/10                                          600,000        614
                                                                                                 --------
      Total Auto Related                                                                              972
                                                                                                 --------

Beverages, Malt Beverages (0.2%)
   Anheuser-Busch Companies, Inc., 7.50%, 3/15/12                                       23,000         27
   Coca-Cola Enterprises, Inc., 5.25%, 5/15/07                                         125,000        131
   Coca-Cola Enterprises, Inc., 5.375%, 8/15/06                                         75,000         78
   Fosters Finance Corp., 4.875%, 10/01/14 144A                                        150,000        150
                                                                                                 --------
      Total Beverages, Malt Beverages                                                                 386
                                                                                                 --------

Commercial Banks (1.3%)
   Bank of America Corp., 5.375%, 6/15/14                                               35,000         36
   Bank One Corp., 5.25%, 1/30/13                                                      250,000        257
   Citigroup, Inc., 4.50%, 7/29/09                                                     160,000        163
   HBOS Treasury Services PLC, 4.00%, 9/15/09 144A                                     335,000        336
   Rabobank Capital Fund II, 5.26%, 12/31/13 144A                                      350,000        353
   RBS Capital Trust II, 6.425%, 1/3/34                                                350,000        357
   UnionBanCal Corp., 5.25%, 12/16/13                                                  350,000        358
   Wells Fargo & Co., 3.125%, 4/1/09                                                   250,000        243
                                                                                                 --------
      Total Commercial Banks                                                                        2,103
                                                                                                 --------

Commerical Physical Research (0.3%)
   Monsanto Co., 4.00%, 05/15/08                                                       185,000        186
   Monsanto Co., 7.375%, 8/15/12                                                       250,000        293
                                                                                                 --------
      Total Commerical Physical Research                                                              479
                                                                                                 --------

Computer and Other Data Processing Service (0.3%)
   Gtech Holdings Corp., 4.75%, 10/15/10                                               565,000        569
                                                                                                 --------
      Total Computer and Other Data Processing Service                                                569
                                                                                                 --------

Credit Reporting Services (0.2%)
   U.S. Central Credit Union, 2.75%, 5/30/08                                           350,000        342
                                                                                                 --------
      Total Credit Reporting Services                                                                 342
                                                                                                 --------

Crude Petroleum and Natural Gas (0.3%)
   Occidental Petroleum, 4.00%, 11/30/07                                               120,000        122
   Occidental Petroleum, 7.65%, 02/15/06                                               200,000        212
   Occidental Petroleum, 10.125%, 9/15/09                                              120,000        151
                                                                                                 --------
      Total Crude Petroleum and Natural Gas                                                           485
                                                                                                 --------

Data Processing and Preparation (0.2%)
   First Data Corp., 3.90%, 10/1/09                                                    360,000        359
                                                                                                 --------
      Total Data Processing and Preparation                                                           359
                                                                                                 --------

Developmental World Bank (0.2%)
   Supra-National Agency, 0.00%, 3/1/28 MTNB                                         1,550,000        412

                                                                                                 --------
      Total Developmental World Bank                                                                  412
                                                                                                 --------
Eating Places (0.1%)
   McDonald's Corp., 3.875%, 8/15/07                                                   110,000        111
   McDonald's Corp., 5.375%, 4/30/07                                                    90,000         95
                                                                                                 --------
      Total Eating Places                                                                             206
                                                                                                 --------

Electric Services (0.7%)
   PacifiCorp, 5.45%, 9/15/13                                                          240,000        253
   Peco Energy Co., 4.75%, 10/1/12                                                   1,000,000      1,015
                                                                                                 --------
      Total Electric Services                                                                       1,268
                                                                                                 --------

Electrical and Electronic Machinery, Equip (0.2%)
   General Electric Co., 5.00%, 2/1/13                                                 300,000        309
                                                                                                 --------
      Total Electrical and Electronic Machinery, Equip                                                309
                                                                                                 --------

Electrical Equipment and Supplies (0.1%)
   Cooper Industries, Inc., 5.50%, 11/1/09                                             200,000        213
                                                                                                 --------
      Total Electrical Equipment and Supplies                                                         213
                                                                                                 --------

Electronic Computers (0.6%)
   Hewlett-Packard Co., 6.50%, 7/1/12                                                1,000,000      1,118
                                                                                                 --------
      Total Electronic Computers                                                                    1,118
                                                                                                 --------

Fire, Marine and Casualty Insurance (1.1%)
   Berkley (WR) Corp., 5.875%, 2/15/13                                                 200,000        208
   Berkley (WR) Corp., 9.875%, 5/15/08                                                 600,000        715
   Berkshire Hathaway, Inc., 3.40%, 7/2/07 144A                                        250,000        251
   Berkshire Hathaway, Inc., 5.10%, 7/15/14                                            400,000        411
   Progressive Corp., 6.25%, 12/1/32                                                   176,000        186
   Progressive Corp., 6.375%, 1/15/12                                                  130,000        143
                                                                                                 --------
      Total Fire, Marine and Casualty Insurance                                                     1,914
                                                                                                 --------

Health Care (0.9%)
   Abbott Laboratories, 3.75%, 3/15/11                                                 260,000        254
   Astrazeneca PLC, 5.40%, 6/1/14                                                      165,000        175
   GlaxoSmithKline Capital, Inc., 4.375%, 4/15/14                                      400,000        391
   Merck & Co., Inc., 6.40%, 3/1/28                                                    350,000        387
   Pfizer. Inc., 4.50% 2/15/14                                                         350,000        350
                                                                                                 --------
      Total Healthcare                                                                              1,557
                                                                                                 --------

Holding Companies (0.1%)
   Royal Bank Of Scotland GRP PLC, 5.00%, 10/1/14                                      100,000        101
                                                                                                 --------
      Total Holding Companies                                                                         101
                                                                                                 --------

Lumber and Other Building Materials (0.3%)
   Home Depot, Inc., 3.75%, 9/15/09 144A                                               600,000        598

                                                                                                 --------
      Total Lumber and Other Building Materials                                                       598
                                                                                                 --------

Measuring and Controlling Devices (0.1%)
   Rockwell Automation, Inc., 6.70%, 1/15/28                                           160,000        180
                                                                                                 --------
      Total Measuring and Controlling Devices                                                         180
                                                                                                 --------

Medical and Consumer Products (0.4%)
   Johnson & Johnson, Inc., 3.80%, 5/15/13                                             350,000        335
   Johnson & Johnson, Inc., 4.95%, 5/15/33                                             350,000        329
                                                                                                 --------
      Total Medical and Consumer Products                                                             664
                                                                                                 --------

Miscellaneous Business Credit Institutions (0.2%)
   Textron Financial Corp., 2.75%, 6/1/06                                              350,000        348
                                                                                                 --------
      Total Miscellaneous Business Credit Institutions                                                348
                                                                                                 --------

Motors and Generators (0.6%)
   Emerson Electric Co., 4.50%, 5/1/13                                                  70,000         70
   Emerson Electric Co., 4.625%, 10/15/12                                              690,000        692
   Emerson Electric Co., 5.75%, 11/1/11                                                 48,000         52
   Emerson Electric Co., 5.85%, 3/15/09                                                190,000        206
                                                                                                 --------
      Total Motors and Generators                                                                   1,020
                                                                                                 --------

Radio, TV Electronic Stores (0.2%)
   RadioShack Corp., 6.95%, 9/1/07                                                     350,000        383
                                                                                                 --------
      Total Radio, TV Electronic Stores                                                               383
                                                                                                 --------

Railroads, Line-Haul Operating (0.4%)
   Burlington Northern Santa Fe, 6.125%, 3/15/09                                       240,000        261
   Union Pacific Corp., 3.875%, 2/15/09                                                240,000        239
   Union Pacific Corp., 7.375%, 9/15/09                                                240,000        274
                                                                                                 --------
      Total Railroads, Line-Haul Operating                                                            774
                                                                                                 --------

Real Estate Investment Trusts (0.4%)
   ERP Operating LP, 4.75%, 6/15/09                                                     60,000         62
   ERP Operating LP, 5.25%, 9/15/14                                                    300,000        302
   First Industrial LP, 5.25%, 6/15/09                                                  50,000         51
   Vornado Realty Trust, 4.75%, 12/1/10                                                350,000        351
                                                                                                 --------
      Total Real Estate Investment Trusts                                                             766
                                                                                                 --------

Retail-Retail Stores (0.9%)
   Fortune Brands, Inc., 4.875%, 12/1/13                                               350,000        356
   Limited Brands, Inc., 6.125%, 12/1/12                                               790,000        854
   Limited Brands, Inc., 6.95%, 3/1/33                                                 205,000        227
   VF Corp., 6.00%, 10/15/33                                                           200,000        203
                                                                                                 --------
      Total Retail-Retail Stores                                                                    1,640
                                                                                                 --------

Security Brokers and Dealers (0.3%)

   Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09                                 190,000        196
   Goldman Sachs Group, Inc., 5.15%, 1/15/14                                           350,000        352
                                                                                                 --------
      Total Security Brokers and Dealers                                                              548
                                                                                                 --------

Steel Wire and Related Products (0.2%)
   Hubbell, Inc., 6.375%, 5/15/12                                                      300,000        328
                                                                                                 --------
      Total Steel Wire and Related Products                                                           328
                                                                                                 --------

Television Broadcasting Stations (0.6%)
   Viacom Inc., 5.625%, 5/1/07                                                       1,000,000      1,058
                                                                                                 --------
      Total Television Broadcasting Stations                                                        1,058
                                                                                                 --------

Toilet Preparations (0.4%)
   Estee Lauder, Inc., 5.75%, 10/15/33                                                 350,000        353
   The Gillette Co., 2.50%, 6/1/08                                                     350,000        341
                                                                                                 --------
      Total Toilet Preparations                                                                       694
                                                                                                 --------

Wines and Distilled Beverages (0.1%)
   Brown Forman Corp., 3.00%, 3/15/08                                                  125,000        123
                                                                                                 --------
      Total Wines and Distilled Beverages                                                             123
                                                                                                 --------
      Total Investment Grade Bonds
         (Cost: $22,104)                                                                           22,203
                                                                                                 --------

Government (Domestic and Foreign) and Agency Bonds (15.7%)
---------------------------------------------------------------------------------------------------------

Federal Government and Agencies (15.7%)
   BECCS, 0.00%, 11/15/11                                                              500,000        470
   Federal Home Loan Bank, 8.25, 2/27/19                                               300,000        300
   Housing & Urban Development, 6.08%, 8/1/13                                          100,000        111
   Quebec Province, 4.875%, 5/5/14                                                     160,000        163
   State of Israel, 7.25%, 12/15/28                                                    350,000        396
   Tennessee Valley Authority Stripped, 0.00%, 4/15/42                               1,000,000        741
   US Treasury, 1.125%, 6/30/05                                                         80,000         79
   US Treasury, 1.625%, 1/31/05                                                         40,000         40
   US Treasury, 1.625%, 4/30/05                                                         55,000         55
   US Treasury, 1.75%, 12/31/04                                                         70,000         70
   US Treasury, 1.875%, 11/30/05                                                     1,100,000      1,095
   US Treasury, 1.875%, 1/31/06                                                        130,000        129
   US Treasury, 2.00%, 8/31/05                                                         140,000        140
   US Treasury, 2.125%, 10/31/04                                                       500,000        500
   US Treasury, 2.25%, 2/15/07                                                         950,000        940
   US Treasury, 2.625%, 5/15/08                                                      2,750,000      2,710
   US Treasury, 3.00%, 2/15/08                                                         125,000        125
   US Treasury, 3.00%, 2/15/09                                                       1,770,000      1,752
   US Treasury, 3.125%, 5/15/07                                                         55,000         55
   US Treasury, 3.25%, 8/15/07                                                       1,960,000      1,982
   US Treasury, 3.25%, 1/15/09                                                       4,225,000      4,228
   US Treasury, 3.375%, 12/15/08                                                       880,000        886
   US Treasury, 3.50%, 11/15/06                                                      2,129,000      2,166
   US Treasury, 4.125%, 2/15/14                                                        407,000        404
   US Treasury, 4.25%, 11/15/13                                                         70,000         71
   US Treasury, 4.25%, 8/15/14                                                          15,000         15
   US Treasury, 4.625%, 5/15/06                                                        153,000        158
   US Treasury, 4.75%, 5/15/14                                                         875,000        918
   US Treasury, 5.375%, 2/15/31                                                      1,272,000      1,363
   US Treasury, 6.50%, 5/15/05                                                       1,325,000      1,361

   US Treasury, 6.50%, 8/15/05                                                       1,000,000      1,037
   US Treasury Inflation Index Bond, 3.375%, 1/15/07                                 2,540,438      2,714
   US Treasury Stripped, 0.00%, 8/15/27                                              1,200,000        365
                                                                                                 --------
      Total Government (Domestic and Foreign) and Agency Bonds
         (Cost: $27,667)                                                                           27,539
                                                                                                 --------
Below Investment Grade Bonds (7.3%)
---------------------------------------------------------------------------------------------------------

Autos/Vehicle Parts (0.1%)
   Arvinmeritor, Inc., 8.75%, 3/1/12                                                    50,000         55
   Collins & Aikman Products, 10.75%, 12/31/11                                          47,000         47
   Delco Remy International, Inc., 9.375%, 4/15/12                                      63,000         62
   HLI Operating Co., 10.50%, 6/15/10                                                   32,000         35
                                                                                                 --------
      Total Autos/Vehicle Parts                                                                       199
                                                                                                 --------

Basic Materials (1.0%)
Chemicals (0.6%)
   BCP Caylux Holding, 9.625%, 6/15/14 144A                                            107,000        115
   Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A                                         38,000         40
   Crompton Corp., 9.875%, 8/1/12 144A                                                  63,000         66
   Crystal US Holdings, 0.00%, 10/1/14 144A                                            175,000        104
   Huntsman LLC, 11.500%, 7/15/12 144A                                                  75,000         83
   Huntsman LLC, 11.625%, 10/15/10                                                      50,000         58
   Invista, 9.25%, 5/1/12 144A                                                         130,000        138
   Koppers, Inc., 9.875%, 10/15/13                                                      75,000         83
   Rockwood Specialties Group, Inc., 10.265%, 5/15/11                                  100,000        109
   Terra Capital Corp., 11.50%, 6/1/10                                                 100,000        112
                                                                                                 --------
      Total                                                                                           908
                                                                                                 --------

Metals/Mining (0.1%)
   Ispat Inland ULC, 9.75%, 4/1/14                                                      88,000         97
   Texas Industries, Inc., 10.25%, 6/15/11                                              50,000         58
   Wise Metals Group LLC, 10.25%, 5/15/12 144A                                         100,000        101
                                                                                                 --------
      Total                                                                                           256
                                                                                                 --------

Packaging/Containers (0.2%)
   (e) Consolidated Container, Co.                                                      75,000         60
   Crown European Holdings SA, 9.50%, 3/1/11                                            25,000         28
   Graham Packaging Co., 9.875%, 10/15/14 144A                                          70,000         72
   Owens Brockway Glass Container, 8.25%, 5/15/13                                       25,000         27
   Owens Brockway Glass Container, 8.75%, 11/15/12                                      75,000         83
   Pliant Corp., 11.125%, 9/1/09                                                        40,000         42
                                                                                                 --------
      Total                                                                                           312
                                                                                                 --------

Paper & Forest Products (0.1%)
   Abitibi-Consolidated, Inc., 7.75%, 06/15/11                                          79,000         81
   Ainsworth Lumber Co., Ltd., 7.25%, 10/01/12 144A                                     63,000         64
   Appleton Papers, Inc., 8.125%, 6/15/11 144A                                          57,000         59
   Appleton Papers, Inc., 9.75%, 6/15/14 144A                                           50,000         52
                                                                                                 --------
      Total                                                                                           256
                                                                                                 --------
      Total Basic Materials                                                                         1,732
                                                                                                 --------

Builders/Building Materials (0.2%)
Building Materials (0.1%)

   Integrated Electrical Services, Inc., 9.375%, 2/1/09                                 40,000         39
   Ply Gem Industries, Inc., 9%,2/15/12 144A                                            99,000         98
   THL BuildCo, Inc., 8.50%, 9/1/14 144A                                                80,000         84
                                                                                                 --------
      Total                                                                                           221
                                                                                                 --------

Home Builders (0.1%)
   Technical Olympic USA, Inc., 7.50%, 3/15/11                                          75,000         76
   Technical Olympic USA, Inc., 9.00%, 7/1/10                                           50,000         55
   William Lyon Homes., 7.50%, 2/15/14                                                  75,000         77
                                                                                                 --------
      Total                                                                                           208
                                                                                                 --------
      Total Builders/Building Materials                                                               429
                                                                                                 --------

Capital Goods (0.4%)
   Amsted Industries, Inc., 10.25%, 10/15/11 144A                                       50,000         55
   Bombardier Recreational, 8.375%, 12/15/13 144A                                       25,000         26
   Coleman Cable, Inc., 9.875%, 10/1/12 144A                                            70,000         71
   Columbus McKinnon Corp., 10.00%, 8/1/10                                              50,000         55
   DA-Lite Screen Co., Inc., 9.50%, 5/15/11                                            120,000        127
   General Cable Corp., 9.50%, 11/15/10                                                 50,000         56
   ITRON, Inc., 7.75%, 5/15/12 144A                                                     75,000         75
   Rexnord Corp., 10.125%, 12/15/12                                                    100,000        113
   Superior Essx Com & Essx Group, 9.00%, 4/15/12 144A                                  62,000         62
   Trimas Corp., 9.875%, 6/15/12                                                        50,000         52
                                                                                                 --------
      Total Capital Goods                                                                             692
                                                                                                 --------

Consumer Products/Retailing (1.0%)
Consumer Products (0.5%)
   American Achievement Corp., 8.25%, 4/1/12 144A                                       50,000         53
   Ames True Temper, Inc., 10.00%, 7/15/12 144A                                        124,000        127
   Amscan Holdings, Inc., 8.75%, 5/1/14 144A                                            62,000         63
   Coinmach Corp., 9.00%, 2/1/10                                                        99,000        103
   Jafra Cosmetics, 10.75%, 5/15/11                                                     50,000         57
   (e) Jostens Holding Corp., 10.25%, 12/1/13                                           75,000         52
   Jostens Ih Corp., 7.625%, 10/1/12 144A                                               31,000         31
   Playtex Products, Inc., 9.375%, 6/1/11                                              138,000        140
   Riddell Bell Holdings, 8.375%, 10/1/12 144A                                          35,000         36
   Samsonite Corp., 8.875%, 6/1/11 144A                                                123,000        129
   Sealy Mattress Co., 8.25%, 6/15/14                                                   76,000         77
                                                                                                 --------
      Total                                                                                           868
                                                                                                 --------

Retail Food & Drug (0.2%)
   Delhaize America, Inc., 9%, 4/15/31                                                  25,000         30
   Jean Coutu Group, Inc., 7.625%, 8/1/12 144A                                          25,000         25
   Jean Coutu Group, Inc., 8.50%, 8/1/14 144A                                           75,000         74
   Rite Aid Corp., 9.25%, 6/1/13                                                        77,000         79
   Stater Brothers Holdings, 8.125%, 6/15/12 144A                                      108,000        113
                                                                                                 --------
      Total                                                                                           321
                                                                                                 --------

Retail Stores (0.1%)
   Blockbuster, Inc., 9.00%, 9/1/12 144A                                                93,000         96
   Cole National Group, 8.875%, 5/15/12                                                 75,000         85
   Finlay Fine Jewelry Corp., 8.375%, 6/1/12 144A                                       63,000         68
                                                                                                 --------
      Total                                                                                           249
                                                                                                 --------

Textile/Apparel (0.2%)
   Oxford Industries, Inc., 8.875%, 6/1/11 144A                                        118,000        128
   Perry Ellis International, Inc., 8.875%, 9/15/13                                     50,000         53
   Phillips Van Heusen, 7.25%, 2/15/11                                                 100,000        104
                                                                                                 --------
      Total                                                                                           285
                                                                                                 --------
      Total Consumer Products/Retailing                                                             1,723
                                                                                                 --------

Energy (0.4%)
Gas Pipelines/Oil Field Services (0.2%)
   Hanover Equipment Trust 01 A, 0.00%, 3/31/07                                         50,000         42
   Hanover Equipment Trust, 8.75% 9/1/11                                               100,000        109
   Parker Drilling Co., 9.625%, 10/1/13                                                 75,000         84
   Pride International, Inc., 7.375%, 7/15/14 144A                                      60,000         67
                                                                                                 --------
      Total                                                                                           302
                                                                                                 --------

Oil & Gas Exploration/Production (0.1%)
   Chesapeake Energy Corp., 7.50%, 6/15/14                                              93,000        102
   EXCO Resources, Inc., 7.25%, 1/15/11                                                 50,000         53
   Range Resources Corp., 7.375%, 7/15/13                                               70,000         74
                                                                                                 --------
      Total                                                                                           229
                                                                                                 --------

Oil Refining & Marketing (0.1%)
   United Refining Co., 10.50%, 8/15/12 144A                                           125,000        122
                                                                                                 --------
      Total                                                                                           122
                                                                                                 --------
      Total Energy                                                                                    653
                                                                                                 --------

Financials (0.3%)
Banking/Savings and Loan (0.0%)
   Western Financial Bank-FSB, 9.625%, 5/15/12                                          50,000         57
                                                                                                 --------
      Total                                                                                            57
                                                                                                 --------

Financials Services (0.2%)
   Dollar Financial Group, 9.75%, 11/15/11                                              75,000         80
   LaBranche and Co., 11.00%, 5/15/12 144A                                              63,000         65
   Refco Finance Holdings, 9.00%, 8/1/12 144A                                          100,000        106
                                                                                                 --------
      Total                                                                                           251
                                                                                                 --------

Insurance (0.1%)
   Crum and Forster Holding Corp., 10.375%, 6/15/13                                     50,000         53
   Fairfax Financial Holdings, 7.75%, 4/26/12                                          115,000        104
                                                                                                 --------
      Total                                                                                           157
                                                                                                 --------
      Total Financials                                                                                465
                                                                                                 --------

Foods (0.4%)
Food/Beverage/Tobacco (0.3%)
   Chiquita Brands, Intl., 7.50%, 11/01/14 144A                                         39,000         39
   Gold Kist, Inc., 10.25%, 3/15/14 144A                                                60,000         67
   Land O Lakes, Inc., 9.00%, 12/15/10 144A                                             77,000         80
   Merisant Co., 9.50%, 7/15/13 144A                                                    75,000         71
   North Atlantic Trading, 9.25%, 3/1/12                                               100,000         96

   Pinnacle Foods Holding, 8.25%, 12/1/13 144A                                          50,000         47
   Smithfield Foods, Inc., 7.00%, 8/1/11 144A                                           62,000         65
   Standard Commercial Corp., 8.00%, 4/15/12 144A                                       92,000         94
   (e) Tabletop Holdings, 12.25%, 5/15/14 144A                                         125,000         65
                                                                                                 --------
      Total                                                                                           624
                                                                                                 --------

Restaurants (0.1%)
   Buffets, Inc., 11.25%, 7/15/10                                                       46,000         49
   Denny's Corp. Holdings Inc., 10.00%, 10/1/12 144A                                    93,000         93
                                                                                                 --------
      Total                                                                                           142
                                                                                                 --------
      Total Foods                                                                                     766
                                                                                                 --------

Gaming/Leisure/Lodging (0.6%)
Gaming (0.4%)
   American Casino & Entertainment., 7.85%, 2/1/12 144A                                 50,000         53
   Aztar Corp., 7.875%, 6/15/14 144A                                                    50,000         53
   (d) Hollywood Casino Shreveport, 13.00%, 8/1/06                                      50,000         42
   Inn of the Mountain Gods, 12.00%, 11/15/10                                           68,000         78
   Majestic Star Casino LLC, 9.50%, 10/15/10                                            89,000         91
   Mohegan Tribal Gaming, 7.125%, 8/15/14 144A                                          75,000         79
   Resort Intl. Hotel/Casino, 11.50%, 3/15/09                                           75,000         86
   River Rock Entertainment, 9.75%, 11/1/11                                             75,000         79
   Wheeling Island Gaming, 10.125%, 12/15/09                                            75,000         79
                                                                                                 --------
      Total                                                                                           640
                                                                                                 --------

Leisure (0.2%)
   Intrawest Corp., 7.50%, 10/15/13 144A                                                53,000         55
   LCE Acquisition Corp., 9.00%, 8/1/14 144A                                           100,000        103
   Marquee Inc., 8.625%, 8/15/12 144A                                                   63,000         67
   Universal City Development Corp., 11.75%, 4/1/10                                     88,000        102
                                                                                                 --------
      Total                                                                                           327
                                                                                                 --------
      Total Gaming/Leisure/Lodging                                                                    967
                                                                                                 --------

Health Care/Pharmaceuticals (0.6%)
   Ameripath, Inc., 10.50%, 4/1/13                                                      25,000         26
   Encore Medical IHC Inc., 9.75%, 10/1/12 144A                                        117,000        116
   General Nutrition Center, 8.5%, 12/1/10                                             125,000        127
   Genesis Healthcare Corp., 8.00%, 10/15/13                                            50,000         55
   Iasis Healthcare Corp., 8.75%, 6/15/14 144A                                         104,000        109
   Medcath Holdings Corp., 9.875%, 7/15/12 144A                                         87,000         91
   Omega Healthcare Investors, 7.00%, 4/1/14 144A                                       50,000         51
   Senior Housing Property Trust, 7.875%, 4/15/15                                       25,000         27
   Tenet Healthcare Corp., 9.875%, 7/1/14 144A                                         101,000        106
   Triad Hospitals, Inc., 7.00%, 5/15/12                                                62,000         65
   Universal Hospital Service, 10.125%, 11/1/11                                         50,000         51
   US Oncology, Inc., 9.00%, 8/15/12 144A                                              125,000        128
   Vanguard Health Holding II, 9.00%, 10/1/14 144A                                      69,000         69
   Ventas Realty Ltd. Partnership, 9.00%, 5/1/12                                        50,000         57
                                                                                                 --------
      Total Healthcare/Pharmaceuticals                                                              1,078
                                                                                                 --------

Media (0.7%)
Broadcasting (0.0%)
   Sinclair Broadcast Group, 8.00%, 3/15/12                                             57,000         59
                                                                                                 --------
      Total                                                                                            59
                                                                                                 --------

Cable/Satellite (0.5%)
   Cablevision Systems Corp., 8.00%, 4/15/12 144A                                      125,000        131
   Echostar Corp., 6.375%, 10/1/11                                                      25,000         25
   Echostar DBS Corp., 6.625%, 10/01/14 144A                                            75,000         75
   Insight Midwest, 9.75%, 10/1/09                                                      50,000         52
   Kabel Deutschland GMBH, 10.625%, 7/1/14 144A                                        125,000        135
   MediaCom LLC, 9.50%, 1/15/13                                                         50,000         48
   NTL Cable PLC, 8.75%, 4/15/14 144A                                                   50,000         54
   Panamsat Corp., 9.00%, 8/15/14 144A                                                  83,000         86
   Panamsat Holding Corp., 0.00%, 11/1/14 144A                                         177,000        103
   Roger's Cable, Inc., 6.25%, 6/15/13                                                  52,000         51
                                                                                                 --------
      Total                                                                                           760
                                                                                                 --------

Publishing (0.2%)
   Dex Media Inc. 8.00%, 11/15/13                                                      100,000        105
   Dex Media West, LLC, 9.875%, 8/15/13                                                 73,000         86
   Primedia, Inc., 7.625%, 4/1/08                                                       25,000         25
   Reader's Digest Association, Inc., 6.50%, 3/1/11                                     60,000         62
   Von Hoffman Corp., 10.25%, 3/15/09                                                   90,000        100
                                                                                                 --------
      Total                                                                                           378
                                                                                                 --------
      Total Media                                                                                   1,197
                                                                                                 --------

Services (0.2%)
Environmental Services (0.1%)
   Allied Waste North America, 6.50%, 11/15/10                                          20,000         20
   Allied Waste North American, 5.75%, 2/15/11                                          50,000         48
   MSW Energy Holdings, 8.50%, 9/1/10                                                   50,000         55
                                                                                                 --------
      Total                                                                                           123
                                                                                                 --------

Services-Other (0.1%)
   Alderwoods Group, Inc., 7.75%, 9/15/12 144A                                          41,000         43
   Buhrmann U.S., Inc., 8.25%, 7/1/14 144A                                              63,000         63
   Kindercare Learning Centers, 9.50%, 2/15/09                                          38,000         39
   Petro Stopping Center, 9.00%, 2/15/12                                                75,000         79
   United Rentals NA, Inc., 6.50%, 2/15/12                                              50,000         48
                                                                                                 --------
      Total                                                                                           272
                                                                                                 --------
      Total Services                                                                                  395
                                                                                                 --------

Technology (0.1%)
   Amkor Technologies, Inc., 7.125%, 3/15/11                                           100,000         82
   Securus Technologies, Inc., 11.00%, 9/1/11 144A                                      63,000         63
                                                                                                 --------
      Total Technology                                                                                145
                                                                                                 --------

Telecommunications (0.6%)
Telecommunications-Wireless (0.3%)
   Alamosa Delaware, Inc., 8.50%, 1/31/12                                              100,000        101
   Centennial Communications, 8.125%, 2/1/14 144A                                      100,000         95
   Nextel Communications, 6.875%, 10/31/13                                             150,000        157
   Rogers Wireless, Inc., 6.375%, 3/1/14                                                62,000         57
   Triton PCS, 8.75%, 11/15/11                                                          33,000         22
   US Unwired, Inc., 10.00%, 6/15/12                                                    87,000         90
                                                                                                 --------
      Total                                                                                           522
                                                                                                 --------

Telecommunications-Wireline (0.3%)
   AT&T Corp., 8.75%, 11/15/31                                                         116,000        127
   MCI, Inc., 6.688%, 5/1/09                                                           123,000        119
   Qwest Communications International, 7.25%, 2/15/11 144A                              75,000         71
   Qwest Communications International, 7.50%, 11/1/08 B                                 25,000         22
   Qwest Corp. 7.875%, 9/1/11 144A                                                      80,000         83
   Qwest Services Corp., Inc., 12/15/10, 13.50%  144A                                   48,000         56
                                                                                                 --------
      Total                                                                                           478
                                                                                                 --------
      Total Telecommunications                                                                      1,000
                                                                                                 --------

Transportation (0.3%)
   (d) American Commercial Lines LLC, 11.25%, 1/1/08                                    29,794         18
   Gulfmark Offshore, Inc., 7.75%, 7/15/14 144A                                        138,000        139
   Horizon Lines, LLC, 9.00%, 11/1/12 144A                                              55,000         58
   Laidlaw International, Inc., 10.75%, 6/15/11                                         28,000         32
   Omni Corp., 7.625%, 12/1/13                                                         110,000        113
   Railamerica Transportation Corp., 12.875%, 8/15/10                                   50,000         57
   Ship Finance International, Ltd., 8.50%, 12/15/13                                    25,000         25
   Stena AB, 7.50%, 11/1/13                                                             50,000         50
   Stena AB, 9.625%, 12/1/12                                                            50,000         56
   TFM SA DE C V, 12.50%, 6/15/12                                                       50,000         56
                                                                                                 --------
      Total Transportation                                                                            604
                                                                                                 --------

Utilities (0.4%)
   The AES Corp., 9.00%, 5/15/15 144A                                                   50,000         56
   Allegheny Energy Supply Co., LLC, 8.25%, 4/15/12 144A                                69,000         76
   Calpine Corp., 9.625%, 9/30/14 144A                                                 123,000        122
   CMS Energy Corp., 7.75%, 8/1/10 144A                                                 75,000         79
   Midwest Generation LLC, 8.75%, 5/1/34                                               105,000        115
   Nevada Power Co., 8.25%, 6/1/11                                                      50,000         56
   NRG Energy, Inc., 8.00%, 12/15/13 144A                                               25,000         27
   Reliant Resources, Inc., 9.50%, 7/15/13                                              75,000         81
   Sierra Pacific Resources, 8.625%, 3/15/14 144A                                       75,000         81
                                                                                                 --------
      Total Utilities                                                                                 693
                                                                                                 --------
      Total Below Investment Grade Bonds
         (Cost: $12,246)                                                                           12,738
                                                                                                 --------
Mortgage-Backed and Asset Backed Securities (1.4%)
---------------------------------------------------------------------------------------------------------

Federal Government and Agencies (1.3%)
   Government National Mortgage Association, TBA, 4.50%, 10/1/25                     2,390,726      2,315
                                                                                                 --------
      Total Federal Government and Agencies                                                         2,315
                                                                                                 --------
International Affairs (0.1%)
   Overseas Private Investment, 4.10%, 11/15/14                                        131,280        132
                                                                                                 --------
      Total International Affairs                                                                     132
                                                                                                 --------
      Total Mortgage-Backed and Asset Backed Securities
         (Cost: $2,452)                                                                             2,447
                                                                                                 --------
Money Market Investments (13.3%)
---------------------------------------------------------------------------------------------------------

Federal Government and Agencies (11.6%)
   (b) Federal Home Loan Mortgage Co., 1.61%, 10/05/04                              16,600,000     16,597


   Federal National Mortgage Association, 1.46%, 10/6/04                             1,500,000      1,500
   Federal National Mortgage Association, 1.68%, 10/12/04                            2,200,000      2,199
                                                                                                 --------
      Total Federal Government and Agencies                                                        20,296
                                                                                                 --------

Miscellaneous Business Credit Institutions (0.7%)
   National Rural Utility, 1.64%, 10/12/04                                           1,200,000      1,199
                                                                                                 --------
      Total Miscellaneous Business Credit Institutions                                              1,199
                                                                                                 --------

Short Term Business Credit (1.0%)
   Sheffield Receivables, 1.70%, 10/13/04                                            1,200,000      1,199
   UBS Finance Delaware LLC, 1.88%, 10/1/04                                            600,000        600
                                                                                                 --------

      Total Short Term Business Credit                                                              1,799
                                                                                                 --------

      Total Money Market Investments
         (Cost: $23,294)                                                                           23,294
                                                                                                 --------

      Total Investments (101.8%)
         (Cost $166,940)(a)                                                                       178,458
                                                                                                 --------

      Other Assets, Less Liabilities (-1.8%)                                                       (3,082)
                                                                                                 --------

      Total Net Assets (100.0%)                                                                  $175,376
                                                                                                 --------

*    Non-Income Producing

ADR - American Depository Receipt

144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities was $8,525, representing 4.9% of net assets.

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $166,940 and the net unrealized appreciation of investments based on that cost was $11,518 which is comprised of $14,202 aggregate gross unrealized appreciation and $2,684 aggregate gross unrealized depreciation.

(b) All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                                     Unrealized
                                                                   Appreciation/
                                          Number of   Expiration   Depreciation
Issuer (000's)                            Contracts      Date         (000's)
--------------------------------------------------------------------------------
S&P 500 Index Futures                         49         12/04         $(136)
(Total Notional Value at
   September 30, 2004 $13,794)

(c) PIK - Payment In Kind

(d) Defaulted Security

(e) Step bond security that presently receives no coupon payments. At the predetermined date, the stated coupon rate becomes effective.

Northwestern Mutual Series Fund, Inc.
Balanced Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                                                           Market
                                                                                             Shares/        Value
                                                                                               Par          (000)
                                                                                           -----------   ----------
Revenue Bonds (0.2%)
-------------------------------------------------------------------------------------------------------------------
Municipal Bonds - Revenue (0.2%)
   Nashville & Davidson County, Tennessee Health and Educational Facilities Board of
   The Metropolitan Government, 0.00%, 6/1/21, RB                                            9,800,000   $    4,359
                                                                                                         ----------

      Total Revenue Bonds
         (Cost: $4,232)                                                                                       4,359
                                                                                                         ----------
Corporate Bonds (17.2%)
-------------------------------------------------------------------------------------------------------------------

Aerospace-Defense (0.5%)
   Lockheed Martin Corp., 8.20%, 12/1/09                                                    13,050,000       15,529
                                                                                                         ----------
      Total                                                                                                  15,529
                                                                                                         ----------

Auto Related (0.9%)
   American Honda Finance, 4.50%, 5/26/09 144A                                               6,180,000        6,325
   Toyota Motor Credit Corp., 2.70%, 1/30/07                                                 3,800,000        3,768
   Toyota Motor Credit Corp., 2.875%, 8/1/08                                                 1,800,000        1,759
   Toyota Motor Credit Corp., 4.35%, 12/15/10                                                4,770,000        4,879
   Toyota Motor Credit Corp., 5.65%, 1/15/07                                                 9,750,000       10,273
                                                                                                         ----------
      Total                                                                                                  27,004
                                                                                                         ----------

Beverages, Malt Beverages (1.2%)
   Anheuser-Busch Companies, Inc., 7.00%, 12/1/25                                            4,800,000        5,140
   Anheuser-Busch Companies, Inc., 7.50%, 3/15/12                                              910,000        1,087
   Coca-Cola Enterprises, Inc., 5.25%, 5/15/07                                               8,975,000        9,436
   Coca-Cola Enterprises, Inc., 5.375%, 8/15/06                                              4,175,000        4,356
   Coca-Cola Enterprises, Inc., 5.75%, 3/15/11                                              10,000,000       10,889
   Fosters Finance Corp., 4.875%, 10/01/14 144A                                              3,850,000        3,819
                                                                                                         ----------
      Total                                                                                                  34,727
                                                                                                         ----------

Broad Woven Fabric Mills, Manmade (0.0%)
   (d) Polysindo International Finance, 11.375%, 6/15/06                                     6,500,000          520
                                                                                                         ----------
      Total                                                                                                     520
                                                                                                         ----------

Commercial Banks (2.3%)
   (d) Banco Montevideo, 8.40%, 4/30/08 144A                                                 6,250,000        1,250
   Bank of America Corp., 5.375%, 6/15/14                                                    4,550,000        4,725
   Bank of America Corp., 7.40%, 1/15/11                                                     2,668,000        3,109
   Bank of America Corp., 7.875%, 5/16/05                                                    2,800,000        2,895
   Bank One Corp., 5.25%, 1/30/13                                                            5,000,000        5,140
   Citigroup, Inc., 4.50%, 7/29/09                                                           5,200,000        5,289
   First Union Corp., 7.55%, 8/18/05                                                         2,800,000        2,918
   HBOS Treasury Services PLC, 1.52%, 3/14/05                                                4,500,000        4,499
   HBOS Treasury Services PLC, 4.00%, 9/15/09 144A                                           5,100,000        5,114
   Rabobank Capital Fund II, 5.26%, 12/31/13 144A                                            5,600,000        5,649

   RBS Capital Trust II, 6.425%, 1/3/34                                                      7,980,000        8,139
   UnionBanCal Corp., 5.25%, 12/16/13                                                          800,000          817
   Wells Fargo & Co., 3.125%, 4/1/09                                                         7,500,000        7,301
   Wells Fargo Bank, 6.45%, 2/1/11                                                           4,850,000        5,438
                                                                                                         ----------
      Total                                                                                                  62,283
                                                                                                         ----------

Commerical Physical Research (0.4%)
   Monsanto Co., 4.00%, 05/15/08                                                             4,240,000        4,274
   Monsanto Co., 7.375%, 8/15/12                                                             6,200,000        7,259
                                                                                                         ----------
      Total                                                                                                  11,533
                                                                                                         ----------

Computer and Other Data Processing Service (0.3%)
   Gtech Holdings Corp., 4.75%, 10/15/10                                                     8,350,000        8,416
                                                                                                         ----------
      Total                                                                                                   8,416
                                                                                                         ----------

Credit Reporting Services (0.1%)
   U.S. Central Credit Union, 2.75%, 5/30/08                                                 3,950,000        3,861
                                                                                                         ----------
      Total                                                                                                   3,861
                                                                                                         ----------

Crude Petroleum and Natural Gas (0.5%)
   Occidental Petroleum, 4.00%, 11/30/07                                                     2,800,000        2,842
   Occidental Petroleum, 7.65%, 02/15/06                                                     4,360,000        4,633
   Occidental Petroleum, 8.45%, 2/15/29                                                      1,900,000        2,540
   Occidental Petroleum, 10.125%, 9/15/09                                                    3,230,000        4,060
                                                                                                         ----------
      Total                                                                                                  14,075
                                                                                                         ----------

Data Processing and Preparation (0.3%)
   First Data Corp., 3.90%, 10/1/09                                                          8,400,000        8,388
                                                                                                         ----------
      Total                                                                                                   8,388
                                                                                                         ----------

Developmental World Bank (0.1%)
   Supra-National Agency, 0.00%, 3/1/28 MTNB                                                10,700,000        2,846
                                                                                                         ----------
      Total                                                                                                   2,846
                                                                                                         ----------

Eating Places (0.2%)
   McDonald's Corp., 3.875%, 8/15/07                                                         2,900,000        2,939
   McDonald's Corp., 5.375%, 4/30/07                                                         2,250,000        2,366
                                                                                                         ----------
      Total                                                                                                   5,305
                                                                                                         ----------

Electric Services (0.5%)
   PacifiCorp, 5.45%, 9/15/13                                                                5,600,000        5,896
   Peco Energy Co., 4.75%, 10/1/12                                                           7,925,000        8,046
                                                                                                         ----------
      Total                                                                                                  13,942
                                                                                                         ----------

Electrical and Electronic Machinery, Equip (0.3%)
   General Electric Co., 5.00%, 2/1/13                                                       7,875,000        8,099

                                                                                                         ----------
      Total                                                                                                   8,099
                                                                                                         ----------

Electrical Equipment and Supplies (0.2%)
   Cooper Industries, Inc., 5.50%, 11/1/09                                                   5,100,000        5,434
                                                                                                         ----------
      Total                                                                                                   5,434
                                                                                                         ----------

Electronic Computers (0.4%)
   Hewlett-Packard Co., 5.50%, 7/1/07                                                        6,000,000        6,343
   Hewlett-Packard Co., 6.50%, 7/1/12                                                        4,800,000        5,364
                                                                                                         ----------
      Total                                                                                                  11,707
                                                                                                         ----------

Fire, Marine and Casualty Insurance (1.4%)
   Berkley (WR) Corp., 5.875%, 2/15/13                                                       4,100,000        4,254
   Berkley (WR) Corp., 9.875%, 5/15/08                                                       4,310,000        5,139
   Berkshire Hathaway, Inc., 4.625%, 10/15/13                                                9,020,000        9,009
   Berkshire Hathaway, Inc., 5.10%, 7/15/14                                                  1,300,000        1,337
   Berkshire Hathaway, Inc., 3.40%, 7/2/07 144A                                              2,500,000        2,509
   Progressive Corp., 6.25%, 12/1/32                                                        11,905,000       12,556
   Progressive Corp., 6.375%, 1/15/12                                                        4,540,000        5,011
                                                                                                         ----------
      Total                                                                                                  39,815
                                                                                                         ----------

Health Care Products (1.8%)
   Abbott Laboratories, 3.75%, 3/15/11                                                       3,750,000        3,661
   Astrazeneca PLC, 5.40%, 6/1/14                                                            5,350,000        5,664
   GlaxoSmithKline Capital, Inc., 4.375%, 4/15/14                                           11,775,000       11,545
   Merck & Co., Inc., 6.40%, 3/1/28                                                          5,135,000        5,674
   Merck & Co., Inc. 5.95%, 12/1/28                                                          3,774,000        3,956
   Pfizer, Inc., 5.625%, 2/1/06                                                              7,175,000        7,454
   Pfizer, Inc., 5.625%, 4/15/09                                                             4,125,000        4,442
   Pfizer, Inc., 4.50% 2/15/14                                                               8,000,000        7,999
                                                                                                         ----------
      Total                                                                                                  50,395
                                                                                                         ----------

Holding Companies (0.2%)
   Royal Bank Of Scotland GRP PLC, 5.00%, 10/1/14                                            5,350,000        5,417
                                                                                                         ----------
      Total                                                                                                   5,417
                                                                                                         ----------

Lumber and Other Building Materials (0.5%)
   Home Depot, Inc., 3.75%, 9/15/09 144A                                                    14,000,000       13,944
                                                                                                         ----------
      Total                                                                                                  13,944
                                                                                                         ----------

Measuring and Controlling Devices (0.1%)
   Rockwell Automation, Inc., 6.70%, 1/15/28                                                 3,440,000        3,861
                                                                                                         ----------
      Total                                                                                                   3,861
                                                                                                         ----------

Medical and Consumer Products (0.4%)
   Johnson & Johnson, Inc., 3.80%, 5/15/13                                                   4,400,000        4,221
   Johnson & Johnson, Inc., 4.95%, 5/15/33                                                   5,000,000        4,695
   Johnson & Johnson, Inc., 6.625%, 9/1/09                                                   2,800,000        3,166
                                                                                                         ----------

      Total                                                                                                  12,082
                                                                                                         ----------

Motors and Generators (0.3%)
   Emerson Electric Co., 4.50%, 5/1/13                                                       1,570,000        1,560
   Emerson Electric Co., 5.75%, 11/1/11                                                      1,918,000        2,093
   Emerson Electric Co., 5.85%, 3/15/09                                                      4,480,000        4,849
                                                                                                         ----------
      Total                                                                                                   8,502
                                                                                                         ----------

Oil and Gas Extraction (0.2%)
   ChevronTexaco Corp., 6.625%, 10/1/04                                                      4,750,000        4,750
                                                                                                         ----------
      Total                                                                                                   4,750
                                                                                                         ----------

Radio, TV Electronic Stores (0.4%)
   RadioShack Corp., 7.375%, 5/15/11                                                         9,590,000       11,038
                                                                                                         ----------
      Total                                                                                                  11,038
                                                                                                         ----------

Railroads, Line-Haul Operating (0.6%)
   Burlington Northern Santa Fe, 6.125%, 3/15/09                                             5,600,000        6,087
   Union Pacific Corp., 3.875%, 2/15/09                                                      5,600,000        5,572
   Union Pacific Corp., 7.375%, 9/15/09                                                      5,600,000        6,400
                                                                                                         ----------
      Total                                                                                                  18,059
                                                                                                         ----------

Real Estate Investment Trusts (0.4%)
   ERP Operating LP, 4.75%, 6/15/09                                                          1,870,000        1,918
   ERP Operating LP, 5.25%, 9/15/14                                                          5,000,000        5,033
   First Industrial LP, 5.25%, 6/15/09                                                       1,925,000        1,983
   Vornado Realty Trust, 4.75%, 12/1/10                                                      3,780,000        3,789
                                                                                                         ----------
      Total                                                                                                  12,723
                                                                                                         ----------

Retail-Retail Stores (1.3%)
   Fortune Brands, Inc., 4.875%, 12/1/13                                                     2,070,000        2,106
   LB Mortgage Trust, Series 1991-2, Class A3, 8.39%, 1/20/17                               10,128,303       11,730
   Limited Brands, Inc., 6.125%, 12/1/12                                                    11,290,000       12,193
   Limited Brands, Inc., 6.95%, 3/1/33                                                       6,858,000        7,600
   VF Corp., 6.00%, 10/15/33                                                                 4,450,000        4,518
                                                                                                         ----------
      Total                                                                                                  38,147
                                                                                                         ----------

Security Brokers and Dealers (0.5%)
   Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09                                       5,900,000        6,073
   Goldman Sachs Group, Inc., 5.15%, 1/15/14                                                 6,800,000        6,841
                                                                                                         ----------
      Total                                                                                                  12,914
                                                                                                         ----------

Television Broadcasting Stations (0.4%)
   Viacom Inc., 5.625%, 5/1/07                                                              11,400,000       12,059
                                                                                                         ----------
      Total                                                                                                  12,059
                                                                                                         ----------

Toilet Preparations (0.4%)

   Estee Lauder, Inc., 5.75%, 10/15/33                                                       7,750,000        7,816
   The Gillette Co., 2.50%, 6/1/08                                                           5,000,000        4,875
                                                                                                         ----------
      Total                                                                                                  12,691
                                                                                                         ----------

Wines and Distilled Beverages (0.1%)
   Brown Forman Corp., 3.00%, 3/15/08                                                        2,500,000        2,462
                                                                                                         ----------
      Total                                                                                                   2,462
                                                                                                         ----------
      Total  Corporate Bonds
         (Cost: $494,106)                                                                                   492,528
                                                                                                         ----------
Government (Domestic and Foreign) and Agency Bonds (17.9%)

-------------------------------------------------------------------------------------------------------------------

Commercial Banks (0.4%)
   BP Capital Markets PLC, 4.0%, 4/29/05                                                     4,500,000        4,544
   Royal Bank of Canada New York, 1.015%, 1/24/05 YCD                                        5,500,000        5,501
                                                                                                         ----------
      Total                                                                                                  10,045
                                                                                                         ----------

Federal Government & Agencies (17.5%)
   Aid-Israel, 0.00%, 11/15/22                                                              11,600,000        4,362
   Aid-Israel, 0.00%, 11/15/23                                                              11,500,000        4,075
   Aid-Israel, 5.50%, 3/18/33                                                               19,200,000       19,907
   BECCS, 0.00%, 11/15/11                                                                    8,400,000        7,891
   Federal Home Loan Bank, 1.58%, 5/20/05                                                    7,900,000        7,869
   Federal Home Loan Bank, 5.54%, 1/8/09                                                     5,000,000        5,394
   Federal Home Loan Bank, 8.25,2/27/19                                                      4,350,000        4,346
   Federal Home Loan Bank, 7.125%, 2/15/2005 4G05                                            4,500,000        4,587
   Federal Home Loan Mortgage Corp., 6.50%, 4/1/11                                           1,877,119        1,988
   Federal Home Loan Mortgage Corp., 7.50%, 10/1/27                                          1,076,908        1,159
   Freddie Mac, 1.875%, 1/15/05                                                              4,500,000        4,500
   Housing & Urban Development, 6.17%, 8/1/14                                               14,981,000       16,631
   Quebec Province, 4.875%, 5/5/14                                                           5,350,000        5,463
   Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26                              1,050,084        1,051
   State of Israel, 7.25%, 12/15/28                                                          5,200,000        5,885
   Tennessee Valley Authority Stripped, 0.00%, 4/15/42                                       6,100,000        4,518
   US Treasury, 1.125%, 6/30/05                                                              2,270,000        2,254
   (f) US Treasury, 1.50%, 3/31/06                                                          45,700,000       45,104
   US Treasury, 1.625%, 1/31/05                                                                825,000          824
   US Treasury, 1.625%, 3/31/05                                                              3,570,000        3,564
   US Treasury, 1.625%, 4/30/05                                                                325,000          324
   US Treasury, 1.625%, 9/30/05                                                              3,195,000        3,177
   US Treasury, 1.75%, 12/31/04                                                              3,385,000        3,385
   US Treasury, 1.875%, 11/30/05                                                             3,100,000        3,086
   US Treasury, 1.875%, 1/31/06                                                              1,715,000        1,705
   (f) US Treasury, 2.00%, 5/15/06                                                           3,190,000        3,168
   US Treasury, 2.125%, 10/31/04                                                             1,025,000        1,025
   (f) US Treasury, 2.25%, 2/15/07                                                          21,060,000       20,835
   US Treasury, 2.375%, 8/15/06                                                              4,440,000        4,426
   US Treasury, 2.375%, 8/31/06                                                              4,510,000        4,493
   (f) US Treasury, 2.75%, 7/31/06                                                          13,500,000       13,551
   US Treasury, 3.00%, 2/15/08                                                               2,500,000        2,501
   US Treasury, 3.00%, 2/15/09                                                               8,350,000        8,266
   US Treasury, 3.125%, 5/15/07                                                              2,870,000        2,894
   (f) US Treasury, 3.25%, 8/15/07                                                           7,105,000        7,184
   (f) US Treasury, 3.25%, 1/15/09                                                          29,420,000       29,434
   (f) US Treasury, 3.375%, 11/15/08                                                         3,285,000        3,308
   US Treasury, 3.625%, 7/15/09                                                                850,000          860
   US Treasury, 5.875%, 11/15/05                                                             7,900,000        8,216
   US Treasury, 6.50%, 10/15/06                                                             55,000,000       59,213
   US Treasury, 6.50%, 2/15/10                                                               3,885,000        4,458
   US Treasury Inflation Index Bond, 3.375%, 1/15/07                                        35,426,252       37,849
   US Treasury Inflation Index Bond, 3.625%, 1/15/08                                        27,340,834       29,984

   US Treasury Inflation Index Bond, 4.25%, 1/15/10                                         54,038,400       62,717
   US Treasury Inflation Index Bond, 5.00%, 2/15/11                                          5,890,000        6,332
   US Treasury Stripped, 0.00%, 8/15/27                                                     78,300,000       23,793
   Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29                             4,500,000        4,774
                                                                                                         ----------
      Total                                                                                                 502,330
                                                                                                         ----------
      Total Government (Domestic and Foreign) and Agency Bonds
         (Cost: $501,459)                                                                                   512,375
                                                                                                         ----------
Mortgage-Backed and Asset Backed Securities (7.9%)

-------------------------------------------------------------------------------------------------------------------

Boat Dealers (0.0%)
   Nationscredit Grantor Trust, Series 1997-2, Class A1, 6.35%, 4/15/14                        195,022          195
                                                                                                         ----------
      Total                                                                                                     195
                                                                                                         ----------

Commercial Mortgages (2.4%)
   Asset Securitization Corp., Series 1997-D5, Class PS1, 1.62%, 2/14/43 IO                 19,498,000        1,057
   Chase Commercial Mortgage Securities Corp., Series 1997-2, Class A2, 6.60%,               7,497,235        8,049
   Chase Commercial Mortgage Securities Corp., Series 1997-2, Class B, 6.60%, 11/19/07       2,500,000        2,720
   Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30           2,500,000        2,717
   Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class A2,
   7.26%, 6/20/29 144A                                                                       2,718,025        2,943
   Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class B, 7.28%,
   6/20/29 144A                                                                              3,250,000        3,555
   Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06            6,162,847        6,389
   Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A        5,700,000        6,275
   DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO              224,397,690        6,585
   DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A         14,269,186          266
   Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/23 IO 144A      27,436,870        1,133
   (d) Heilig-Meyers Master Trust, Series 1998-1A, Class A, 6.125%, 1/20/07 144A             2,756,669          910
   Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO            14,800,412          457
   Mortgage Capital Funding, Inc., Series 1997-MC1, Class A3, 7.29%, 3/20/27                 8,463,913        8,714
   Nomura Asset Securities Corp., Series 1998-D6, Class A2, 6.99%, 3/15/30                  15,000,000       17,509
   RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19              1,800,000          270
                                                                                                         ----------
      Total                                                                                                  69,549
                                                                                                         ----------

Federal Government & Agencies (4.7%)
   Federal National Mortgage Association, 5.97%, 10/1/08                                     1,593,068        1,704
   Federal National Mortgage Association, 6.24%, 2/1/06                                      4,496,728        4,620
   Federal National Mortgage Association, 6.265%, 10/1/08                                    5,309,757        5,732
   Federal National Mortgage Association, 6.315%, 3/1/06                                     4,754,567        4,899
   Federal National Mortgage Association, 6.34%, 2/1/08                                      3,759,817        4,028
   Federal National Mortgage Association, 6.75%, 11/1/07                                       759,785          819
   Federal National Mortgage Association, 6.75%, 4/25/18                                     4,237,471        4,481
   Federal National Mortgage Association, 6.75%, 12/25/23                                    1,625,006        1,650
   Federal National Mortgage Association, 6.895%, 5/1/06                                     5,597,252        5,828
   Federal National Mortgage Association, 7.00%, 4/1/26                                      1,319,119        1,405
   Federal National Mortgage Association, 7.025%, 9/1/05                                     1,791,958        1,820
   Federal National Mortgage Association, 11.00%, 12/1/12                                       16,307           18
   Federal National Mortgage Association, 11.00%, 9/1/17                                        71,095           80
   Federal National Mortgage Association, 11.00%, 12/1/17                                       15,248           17
   Federal National Mortgage Association, 11.00%, 2/1/18                                        47,219           53
   Federal National Mortgage Association, 11.50%, 4/1/18                                        49,992           57
   Federal National Mortgage Association, 12.00%, 9/1/12                                       157,894          178
   Federal National Mortgage Association, 12.00%, 12/1/12                                       55,646           63
   Federal National Mortgage Association, 12.00%, 9/1/17                                        34,649           40
   Federal National Mortgage Association, 12.00%, 10/1/17                                       28,337           32
   Federal National Mortgage Association, 12.00%, 12/1/17                                       13,306           15
   Federal National Mortgage Association, 12.00%, 2/1/18                                        45,341           52
   Federal National Mortgage Association, 12.50%, 4/1/18                                        15,104           17
   Federal National Mortgage Association, 13.00%, 11/1/12                                       33,465           39
   Federal National Mortgage Association, 13.00%, 11/1/17                                       16,645           19

   Federal National Mortgage Association, 13.00%, 12/1/17                                        9,030           11
   Federal National Mortgage Association, 13.00%, 2/1/18                                        52,019           61
   Federal National Mortgage Association, 14.00%, 12/1/17                                       20,281           24
   Government National Mortgage Association, 5.00%, 7/15/33                                  4,111,180        4,101
   Government National Mortgage Association, 5.50%, 1/15/32                                    439,117          448
   Government National Mortgage Association, 5.50%, 2/15/32                                  3,682,542        3,757
   Government National Mortgage Association, 5.50%, 9/15/32                                    136,511          139
   Government National Mortgage Association, 7.00%, 5/15/23                                  1,176,240        1,261
   Government National Mortgage Association, 7.00%, 6/15/23                                     61,790           66
   Government National Mortgage Association, 7.00%, 7/15/23                                    181,490          195
   Government National Mortgage Association, 7.00%, 8/15/23                                      1,334            1
   Government National Mortgage Association, 7.00%, 9/15/23                                     24,516           27
   Government National Mortgage Association, 7.00%, 10/15/23                                    39,591           42
   Government National Mortgage Association, 7.00%, 11/15/23                                   245,778          263
   Government National Mortgage Association, 7.00%, 12/15/27                                    72,490           77
   Government National Mortgage Association, 7.00%, 1/15/28                                     76,492           82
   Government National Mortgage Association, 7.00%, 2/15/28                                     11,721           13
   Government National Mortgage Association, 7.00%, 4/15/28                                    109,948          117
   Government National Mortgage Association, 7.00%, 5/15/28                                    143,910          153
   Government National Mortgage Association, 7.00%, 6/15/28                                    320,527          342
   Government National Mortgage Association, 7.00%, 7/15/28                                    382,879          408
   Government National Mortgage Association, 7.50%, 1/15/23                                     88,817           96
   Government National Mortgage Association, 7.50%, 6/15/23                                     46,083           50
   Government National Mortgage Association, 7.50%, 6/15/24                                      1,363            1
   Government National Mortgage Association, 7.50%, 7/15/24                                     30,976           34
   Government National Mortgage Association, 7.50%, 8/15/25                                      1,502            2
   Government National Mortgage Association, 7.50%, 9/15/25                                     11,283           12
   Government National Mortgage Association, 7.50%, 12/15/25                                    49,697           54
   Government National Mortgage Association, 7.50%, 1/15/26                                      1,512            2
   Government National Mortgage Association, 7.50%, 3/15/26                                     25,526           28
   Government National Mortgage Association, 7.50%, 6/15/26                                     64,268           70
   Government National Mortgage Association, 7.50%, 9/15/26                                      1,738            2
   Government National Mortgage Association, 7.50%, 10/15/26                                     5,968            6
   Government National Mortgage Association, 7.50%, 12/15/26                                    74,371           81
   Government National Mortgage Association, 7.50%, 1/15/27                                      1,879            2
   Government National Mortgage Association, 7.50%, 2/15/27                                     38,450           41
   Government National Mortgage Association, 7.50%, 3/15/27                                      3,538            4
   Government National Mortgage Association, 7.50%, 4/15/27                                    140,164          151
   Government National Mortgage Association, 7.50%, 5/15/27                                     48,126           52
   Government National Mortgage Association, 7.50%, 7/15/27                                     33,181           36
   Government National Mortgage Association, 8.00%, 9/15/24                                     68,823           76
   Government National Mortgage Association, 8.00%, 5/15/26                                     28,220           31
   Government National Mortgage Association, 8.00%, 6/15/26                                     32,767           36
   Government National Mortgage Association, 8.00%, 7/15/26                                     80,960           89
   Government National Mortgage Association, 8.00%, 8/15/26                                     28,230           31
   Government National Mortgage Association, 8.00%, 9/15/26                                     69,404           76
   Government National Mortgage Association, 8.00%, 10/15/26                                   120,922          132
   Government National Mortgage Association, 8.00%, 12/15/26                                    43,893           48
   Government National Mortgage Association, 8.00%, 4/15/27                                    139,593          152
   Government National Mortgage Association, 8.00%, 6/15/27                                     34,936           38
   Government National Mortgage Association, 8.00%, 7/15/27                                     26,943           30
   Government National Mortgage Association, 8.00%, 7/20/28                                    215,877          235
   Government National Mortgage Association, 8.50%, 5/15/22                                        552            1
   Government National Mortgage Association, 8.50%, 9/15/22                                        603            1
   Government National Mortgage Association, 8.50%, 10/15/22                                     8,383            9
   Government National Mortgage Association, 8.50%, 12/15/22                                     2,893            3
   Government National Mortgage Association, 8.50%, 6/15/24                                        665            1
   Government National Mortgage Association, 8.50%, 7/15/24                                      8,062            9
   Government National Mortgage Association, 8.50%, 12/15/24                                     1,049            1
   Government National Mortgage Association, 8.50%, 1/15/25                                      1,665            2
   Government National Mortgage Association, 8.50%, 2/15/25                                      4,245            4
   Government National Mortgage Association, 8.50%, 11/15/25                                     1,333            1
   Government National Mortgage Association, 8.50%, 1/15/26                                     10,534           12
   Government National Mortgage Association, 8.50%, 3/15/26                                      4,945            6
   Government National Mortgage Association, 8.50%, 4/15/26                                      6,707            7
   Government National Mortgage Association, 8.50%, 5/15/26                                        854            1
   Government National Mortgage Association, 11.00%, 1/15/18                                 1,527,217        1,726
   Government National Mortgage Association, TBA, 4.50%, 10/1/25                            84,670,909       81,997
                                                                                                         ----------
      Total                                                                                                 134,733

                                                                                                         ----------
Finance Services (0.6%)
   Morgan Stanley Capital, Series 1998-WF2, Class A2, 6.54%, 5/15/08                        15,000,000       16,328
                                                                                                         ----------
      Total                                                                                                  16,328
                                                                                                         ----------

International Affairs (0.2%)
   Overseas Private Investment, 4.10%, 11/15/14                                              4,551,040        4,582
                                                                                                         ----------
      Total                                                                                                   4,582
                                                                                                         ----------
      Total Mortgage-Backed and Asset Backed Securities
         (Cost: $220,687)                                                                                   225,387
                                                                                                         ----------
Common Stocks (45.6%)
-------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (5.1%)
   * AutoNation, Inc.                                                                           33,500          572
   * AutoZone, Inc.                                                                             10,475          809
   Bed Bath & Beyond, Inc.                                                                      37,800        1,403
   Best Buy Co., Inc.                                                                           40,900        2,218
   * Big Lots, Inc.                                                                             14,500          177
   The Black & Decker Corp.                                                                     10,100          782
   Boise Cascade Corp.                                                                          11,100          369
   Brunswick Corp.                                                                              12,000          549
   Carnival Corp.                                                                               79,573        3,763
   Centex Corp.                                                                                 15,500          782
   Circuit City Stores, Inc.                                                                    25,000          384
   Clear Channel Communications, Inc.                                                           74,250        2,314
   * Coach, Inc.                                                                                23,700        1,005
   * Comcast Corp. - Class A                                                                   281,037        7,937
   Cooper Tire & Rubber Co.                                                                      9,400          190
   Dana Corp.                                                                                   18,815          333
   Darden Restaurants, Inc.                                                                     19,849          463
   Delphi Automotive Systems Corp.                                                              70,569          656
   Dillard's, Inc. - Class A                                                                    10,536          208
   Dollar General Corp.                                                                         41,265          831
   Dow Jones & Co., Inc.                                                                        10,280          417
   Eastman Kodak Co.                                                                            36,017        1,160
   * eBay, Inc.                                                                                 83,100        7,641
   Family Dollar Stores, Inc.                                                                   21,200          575
   Federated Department Stores, Inc.                                                            22,612        1,027
   Ford Motor Co.                                                                              230,107        3,233
   Fortune Brands, Inc.                                                                         18,133        1,343
   Gannett Co., Inc.                                                                            33,450        2,802
   The Gap, Inc.                                                                               113,625        2,125
   General Motors Corp.                                                                         71,025        3,017
   Genuine Parts Co.                                                                            21,975          843
   * The Goodyear Tire & Rubber Co.                                                             22,100          237
   Harley-Davidson, Inc.                                                                        37,075        2,204
   Harrah's Entertainment, Inc.                                                                 14,050          744
   Hasbro, Inc.                                                                                 22,275          419
   Hilton Hotels Corp.                                                                          48,450          913
   The Home Depot, Inc.                                                                        276,097       10,824
   International Game Technology                                                                43,300        1,557
   * The Interpublic Group of Companies, Inc.                                                   53,100          562
   J. C. Penney Co., Inc.                                                                       36,225        1,278
   Johnson Controls, Inc.                                                                       23,900        1,358
   Jones Apparel Group, Inc.                                                                    15,700          562
   KB Home                                                                                       5,800          490
   Knight-Ridder, Inc.                                                                           9,750          638
   * Kohl's Corp.                                                                               42,933        2,069
   Leggett & Platt Inc.                                                                         24,067          676
   The Limited, Inc.                                                                            59,413        1,324
   Liz Claiborne, Inc.                                                                          13,500          509

   Lowe's Companies, Inc.                                                                       98,050        5,329
   Marriott International, Inc. - Class A                                                       28,800        1,496
   Mattel, Inc.                                                                                 52,060          944
   The May Department Stores Co.                                                                36,700          941
   Maytag Corp.                                                                                  9,967          183
   McDonald's Corp.                                                                            157,971        4,428
   The McGraw-Hill Companies, Inc.                                                              23,940        1,908
   Meredith Corp.                                                                                6,300          324
   The New York Times Co. - Class A                                                             18,492          723
   Newell Rubbermaid, Inc.                                                                      34,611          694
   NIKE, Inc. - Class B                                                                         33,100        2,608
   Nordstrom, Inc.                                                                              17,633          674
   * Office Depot, Inc.                                                                         39,443          593
   Omnicom Group, Inc.                                                                          23,500        1,717
   Pulte Corp.                                                                                  16,000          982
   RadioShack Corp.                                                                             20,067          575
   Reebok International, Ltd.                                                                    7,400          272
   Sears, Roebuck & Co.                                                                         26,650        1,062
   The Sherwin-Williams Co.                                                                     17,860          785
   Snap-on, Inc.                                                                                 7,317          202
   The Stanley Works                                                                            10,350          440
   Staples, Inc.                                                                                62,550        1,865
   * Starbucks Corp.                                                                            49,950        2,271
   Starwood Hotels & Resorts Worldwide, Inc.                                                    26,200        1,216
   Target Corp.                                                                                113,643        5,142
   Tiffany & Co.                                                                                18,333          564
   * Time Warner, Inc.                                                                         575,100        9,283
   The TJX Companies, Inc.                                                                      61,500        1,355
   * Toys R" Us, Inc.                                                                           26,950          478
   Tribune Co.                                                                                  40,031        1,647
   * Univision Communications, Inc. - Class A                                                   40,600        1,283
   V. F. Corp.                                                                                  13,843          685
   Viacom, Inc. - Class B                                                                      218,161        7,321
   Visteon Corp.                                                                                16,312          130
   The Walt Disney Co.                                                                         258,433        5,828
   Wendy's International, Inc.                                                                  14,250          479
   Whirlpool Corp.                                                                               8,350          502
   Yum! Brands, Inc.                                                                            36,580        1,487
                                                                                                         -----------
      Total                                                                                                 144,708
                                                                                                         -----------

Consumer Staples (4.9%)
   Adolph Coors Co. - Class B                                                                    4,700          319
   Alberto-Culver Co.                                                                           11,400          496
   Albertson's, Inc.                                                                            46,295        1,108
   Altria Group, Inc.                                                                          258,004       12,137
   Anheuser-Busch Companies, Inc.                                                              100,719        5,031
   Archer-Daniels-Midland Co.                                                                   81,875        1,390
   Avon Products, Inc.                                                                          59,450        2,597
   Brown-Forman Corp. - Class B                                                                 15,268          699
   Campbell Soup Co.                                                                            51,654        1,358
   The Clorox Co.                                                                               26,750        1,426
   The Coca-Cola Co.                                                                           305,100       12,219
   Coca-Cola Enterprises, Inc.                                                                  59,000        1,115
   Colgate-Palmolive Co.                                                                        66,754        3,016
   ConAgra Foods, Inc.                                                                          66,433        1,708
   Costco Wholesale Corp.                                                                       57,952        2,408
   CVS Corp.                                                                                    50,233        2,116
   General Mills, Inc.                                                                          47,833        2,148
   The Gillette Co.                                                                            125,965        5,258
   H.J. Heinz Co.                                                                               43,983        1,584
   Hershey Foods Corp.                                                                          31,000        1,448
   Kellogg Co.                                                                                  51,943        2,216
   Kimberly-Clark Corp.                                                                         62,197        4,017
   * The Kroger Co.                                                                             92,973        1,443
   McCormick & Co., Inc.                                                                        17,200          591
   The Pepsi Bottling Group, Inc.                                                               32,000          869
   PepsiCo, Inc.                                                                               213,000       10,362

   The Procter & Gamble Co.                                                                    319,746       17,305
   Reynolds American, Inc.                                                                      18,600        1,266
   * Safeway, Inc.                                                                              56,200        1,085
   Sara Lee Corp.                                                                               99,784        2,281
   SUPERVALU, Inc.                                                                              17,150          472
   SYSCO Corp.                                                                                  80,450        2,407
   UST, Inc.                                                                                    20,733          835
   Wal-Mart Stores, Inc.                                                                       533,533       28,384
   Walgreen Co.                                                                                128,854        4,617
   Winn-Dixie Stores, Inc.                                                                      17,850           55
   Wm. Wrigley Jr. Co.                                                                          28,233        1,787
                                                                                                         ----------
      Total                                                                                                 139,573
                                                                                                         ----------

Energy (3.4%)
   Amerada Hess Corp.                                                                           11,500        1,024
   Anadarko Petroleum Corp.                                                                     31,477        2,089
   Apache Corp.                                                                                 41,030        2,056
   Ashland, Inc.                                                                                 8,900          499
   Baker Hughes, Inc.                                                                           41,940        1,834
   BJ Services Co.                                                                              20,300        1,064
   Burlington Resources, Inc.                                                                   49,672        2,027
   ChevronTexaco Corp.                                                                         267,868       14,368
   ConocoPhillips                                                                               86,603        7,175
   Devon Energy Corp.                                                                           30,400        2,159
   El Paso Corp.                                                                                80,617          741
   EOG Resources, Inc.                                                                          14,840          977
   Exxon Mobil Corp.                                                                           818,171       39,543
   Halliburton Co.                                                                              55,485        1,869
   Kerr-McGee Corp.                                                                             18,957        1,085
   Kinder Morgan, Inc.                                                                          15,533          976
   Marathon Oil Corp.                                                                           43,491        1,795
   * Nabors Industries, Ltd.                                                                    18,750          888
   * Noble Corp.                                                                                16,850          757
   Occidental Petroleum Corp.                                                                   49,280        2,756
   * Rowan Companies, Inc.                                                                      13,450          355
   Schlumberger, Ltd.                                                                           74,233        4,997
   Sunoco, Inc.                                                                                  9,450          699
   * Transocean Sedco Forex, Inc.                                                               40,354        1,444
   Unocal Corp.                                                                                 33,333        1,433
   Valero Energy Corp.                                                                          16,100        1,291
   The Williams Companies, Inc.                                                                 65,700          795
                                                                                                         ----------
      Total                                                                                                  96,696
                                                                                                         ----------

Financials (9.3%)
   ACE, Ltd.                                                                                    35,700        1,430
   AFLAC, Inc.                                                                                  63,750        2,500
   The Allstate Corp.                                                                           87,169        4,183
   Ambac Financial Group, Inc.                                                                  13,600        1,087
   American Express Co.                                                                        159,400        8,203
   American International Group, Inc.                                                          327,690       22,279
   AmSouth Bancorporation                                                                       44,445        1,084
   Aon Corp.                                                                                    39,675        1,140
   Apartment Investment and Management Co. - Class A                                            11,900          414
   Bank of America Corp.                                                                       511,590       22,166
   The Bank of New York Co., Inc.                                                               97,820        2,853
   BB&T Corp.                                                                                   69,700        2,766
   The Bear Stearns Companies, Inc.                                                             12,945        1,245
   Capital One Financial Corp.                                                                  30,400        2,247
   The Charles Schwab Corp.                                                                    171,886        1,580
   The Chubb Corp.                                                                              24,050        1,690
   Cincinnati Financial Corp.                                                                   21,194          874
   Citigroup, Inc.                                                                             651,474       28,742
   Comerica, Inc.                                                                               21,600        1,282
   Countrywide Credit Industries, Inc.                                                          70,798        2,789
   * E*TRADE Group, Inc.                                                                        46,900          536

   Equity Office Properties Trust                                                               50,700        1,382
   Equity Residential Properties Trust                                                          35,300        1,094
   Fannie Mae                                                                                  121,729        7,718
   Federated Investors, Inc. - Class B                                                          13,600          387
   Fifth Third Bancorp                                                                          71,643        3,526
   First Horizon National Corp.                                                                 15,500          672
   Franklin Resources, Inc.                                                                     31,350        1,748
   Freddie Mac                                                                                  86,414        5,638
   Golden West Financial Corp.                                                                  19,250        2,136
   The Goldman Sachs Group, Inc.                                                                61,100        5,697
   The Hartford Financial Services Group, Inc.                                                  36,850        2,282
   Huntington Bancshares, Inc.                                                                  28,900          720
   J.P. Morgan Chase & Co.                                                                     448,009       17,798
   Janus Capital Group, Inc.                                                                    30,071          409
   Jefferson-Pilot Corp.                                                                        17,153          852
   KeyCorp                                                                                      51,125        1,616
   Lehman Brothers Holdings, Inc.                                                               34,156        2,723
   Lincoln National Corp.                                                                       22,160        1,042
   Loews Corp.                                                                                  23,333        1,365
   M&T Bank Corp.                                                                               14,700        1,407
   Marsh & McLennan Companies, Inc.                                                             65,480        2,996
   Marshall & Ilsley Corp.                                                                      28,000        1,128
   MBIA, Inc.                                                                                   18,050        1,051
   MBNA Corp.                                                                                  160,695        4,050
   Mellon Financial Corp.                                                                       53,309        1,476
   Merrill Lynch & Co., Inc.                                                                   118,200        5,877
   MetLife, Inc.                                                                                94,315        3,645
   MGIC Investment Corp.                                                                        12,400          825
   Moody's Corp.                                                                                18,600        1,362
   Morgan Stanley                                                                              138,131        6,810
   National City Corp.                                                                          83,379        3,220
   North Fork Bancorporation, Inc.                                                              21,700          965
   Northern Trust Corp.                                                                         27,650        1,128
   Plum Creek Timber Co., Inc. (REIT)                                                           23,100          809
   The PNC Financial Services Group, Inc.                                                       35,500        1,921
   Principal Financial Group, Inc.                                                              39,400        1,417
   The Progressive Corp.                                                                        27,300        2,314
   ProLogis                                                                                     22,900          807
   * Providian Financial Corp.                                                                  36,843          573
   Prudential Financial, Inc.                                                                   65,300        3,072
   Regions Financial Corp.                                                                      58,075        1,920
   SAFECO Corp.                                                                                 15,850          724
   Simon Property Group, Inc.                                                                   26,200        1,405
   SLM Corp.                                                                                    54,858        2,447
   SouthTrust Corp.                                                                             41,833        1,743
   Sovereign Bancorp, Inc.                                                                      43,200          943
   The St. Paul Travelers Companies, Inc.                                                       84,131        2,781
   State Street Corp.                                                                           42,300        1,807
   SunTrust Banks, Inc.                                                                         35,567        2,504
   Synovus Financial Corp.                                                                      38,950        1,019
   T. Rowe Price Group, Inc.                                                                    16,000          815
   Torchmark Corp.                                                                              13,750          731
   U.S. Bancorp                                                                                236,309        6,829
   UnumProvident Corp.                                                                          37,306          585
   Wachovia Corp.                                                                              164,657        7,731
   Washington Mutual, Inc.                                                                     109,738        4,289
   Wells Fargo & Co.                                                                           212,385       12,665
   XL Capital, Ltd. - Class A                                                                   17,400        1,287
   Zions Bancorporation                                                                         11,300          690
                                                                                                         ----------
      Total                                                                                                 269,663
                                                                                                         ----------

Health Care (6.0%)
   Abbott Laboratories                                                                         196,325        8,316
   * Aetna, Inc.                                                                                19,279        1,927
   Allergan, Inc.                                                                               16,533        1,199
   AmerisourceBergen Corp.                                                                      14,100          757
   * Amgen, Inc.                                                                               159,223        9,025

   * Anthem, Inc.                                                                               17,600        1,536
   Applera Corp. - Applied Biosystems Group                                                     25,367          479
   Bausch & Lomb, Inc.                                                                           6,700          445
   Baxter International, Inc.                                                                   77,300        2,486
   Becton, Dickinson and Co.                                                                    31,550        1,631
   * Biogen Idec, Inc.                                                                          42,520        2,601
   Biomet, Inc.                                                                                 31,955        1,498
   * Boston Scientific Corp.                                                                   105,880        4,207
   Bristol-Myers Squibb Co.                                                                    244,644        5,791
   C. R. Bard, Inc.                                                                             13,200          748
   Cardinal Health, Inc.                                                                        54,150        2,370
   * Caremark Rx, Inc.                                                                          58,600        1,879
   * Chiron Corp.                                                                               23,578        1,042
   CIGNA Corp.                                                                                  17,271        1,203
   Eli Lilly and Co.                                                                           142,166        8,537
   * Express Scripts, Inc.                                                                       9,800          640
   * Fisher Scientific International, Inc.                                                      14,500          846
   * Forest Laboratories, Inc.                                                                  46,534        2,093
   * Genzyme Corp.                                                                              28,700        1,562
   * Gilead Sciences, Inc.                                                                      54,100        2,022
   Guidant Corp.                                                                                39,612        2,616
   HCA, Inc.                                                                                    60,715        2,316
   Health Management Associates, Inc. - Class A                                                 30,600          625
   * Hospira, Inc.                                                                              19,642          601
   * Humana, Inc.                                                                               20,000          400
   IMS Health, Inc.                                                                             29,433          704
   Johnson & Johnson                                                                           373,323       21,028
   * King Pharmaceuticals, Inc.                                                                 30,366          363
   Manor Care, Inc.                                                                             11,000          330
   McKesson HBOC, Inc.                                                                          36,893          946
   * Medco Health Solutions, Inc.                                                               34,262        1,059
   * MedImmune, Inc.                                                                            31,300          742
   Medtronic, Inc.                                                                             152,100        7,894
   Merck & Co., Inc.                                                                           279,000        9,206
   * Millipore Corp.                                                                             6,200          297
   Mylan Laboratories, Inc.                                                                     33,800          608
   PerkinElmer, Inc.                                                                            16,100          277
   Pfizer, Inc.                                                                                949,659       29,059
   Quest Diagnostics Inc.                                                                       12,800        1,129
   Schering-Plough Corp.                                                                       185,150        3,529
   * St. Jude Medical, Inc.                                                                     22,300        1,679
   Stryker Corp.                                                                                50,500        2,428
   * Tenet Healthcare Corp.                                                                     58,650          633
   * Thermo Electron Corp.                                                                      20,500          554
   * UnitedHealth Group, Inc.                                                                   83,628        6,167
   * Waters Corp.                                                                               14,900          657
   * Watson Pharmaceuticals, Inc.                                                               13,800          407
   * Wellpoint Health Networks, Inc. - Class A                                                  19,800        2,081
   Wyeth                                                                                       167,771        6,275
   * Zimmer Holdings, Inc.                                                                      30,773        2,432
                                                                                                         ----------
      Total                                                                                                 171,882
                                                                                                         ----------

Industrials (5.3%)
   3M Co.                                                                                       98,424        7,871
   * Allied Waste Industries, Inc.                                                              40,050          354
   American Power Conversion Corp.                                                              25,250          439
   * American Standard Companies, Inc.                                                          26,900        1,047
   * Apollo Group, Inc. - Class A                                                               24,300        1,783
   Avery Dennison Corp.                                                                         13,850          911
   The Boeing Co.                                                                              105,618        5,452
   Burlington Northern Santa Fe Corp.                                                           46,808        1,793
   Caterpillar, Inc.                                                                            43,112        3,468
   Cendant Corp.                                                                               132,773        2,868
   Cintas Corp.                                                                                 21,567          907
   Cooper Industries, Ltd.-Class A                                                              11,900          702
   Crane Co.                                                                                     7,425          215
   CSX Corp.                                                                                    27,050          898

   Cummins, Inc.                                                                                 5,600          414
   Danaher Corp.                                                                                38,800        1,990
   Deere & Co.                                                                                  31,240        2,017
   * Delta Air Lines, Inc.                                                                      15,833           52
   Deluxe Corp.                                                                                  6,312          259
   Dover Corp.                                                                                  25,533          992
   Eaton Corp.                                                                                  19,100        1,211
   Emerson Electric Co.                                                                         52,825        3,269
   Equifax, Inc.                                                                                17,100          451
   FedEx Corp.                                                                                  37,740        3,234
   Fluor Corp.                                                                                  10,500          467
   General Dynamics Corp.                                                                       25,100        2,563
   General Electric Co.                                                                      1,327,898       44,592
   Goodrich Corp.                                                                               14,900          467
   H&R Block, Inc.                                                                              20,750        1,025
   Honeywell International, Inc.                                                               108,150        3,878
   Illinois Tool Works, Inc.                                                                    38,000        3,540
   Ingersoll-Rand Co. - Class A                                                                 21,770        1,480
   ITT Industries, Inc.                                                                         11,600          928
   Lockheed Martin Corp.                                                                        55,922        3,119
   Masco Corp.                                                                                  54,500        1,882
   * Monster Worldwide, Inc.                                                                    14,933          368
   * Navistar International Corp.                                                                8,820          328
   Norfolk Southern Corp.                                                                       49,543        1,473
   Northrop Grumman Corp.                                                                       45,062        2,403
   PACCAR, Inc.                                                                                 21,827        1,509
   Pall Corp.                                                                                   15,716          385
   Parker-Hannifin Corp.                                                                        15,000          883
   Pitney Bowes, Inc.                                                                           29,027        1,280
   * Power-One, Inc.                                                                            10,500           68
   R. R. Donnelley & Sons Co.                                                                   27,533          862
   Raytheon Co.                                                                                 56,700        2,153
   Robert Half International, Inc.                                                              21,660          558
   Rockwell Automation, Inc.                                                                    23,150          896
   Rockwell Collins, Inc.                                                                       22,250          826
   Ryder System, Inc.                                                                            8,100          381
   Southwest Airlines Co.                                                                       99,395        1,354
   Textron, Inc.                                                                                17,450        1,122
   Tyco International, Ltd.                                                                    252,683        7,747
   Union Pacific Corp.                                                                          32,640        1,913
   United Parcel Service, Inc. - Class B                                                       141,400       10,736
   United Technologies Corp.                                                                    64,333        6,007
   W.W. Grainger, Inc.                                                                          11,400          657
   Waste Management, Inc.                                                                       72,897        1,993
                                                                                                         ----------
      Total                                                                                                 152,440
                                                                                                         ----------

Information Technology (7.2%)
   * ADC Telecommunications, Inc.                                                              101,750          184
   Adobe Systems, Inc.                                                                          30,175        1,493
   * Advanced Micro Devices, Inc.                                                               44,600          580
   * Affiliated Computer Services, Inc. - Class A                                               16,100          896
   * Agilent Technologies, Inc.                                                                 61,088        1,318
   * Altera Corp.                                                                               46,765          915
   Analog Devices, Inc.                                                                         47,543        1,844
   * Andrew Corp.                                                                               20,262          248
   * Apple Computer, Inc.                                                                       48,800        1,891
   * Applied Materials, Inc.                                                                   213,600        3,522
   * Applied Micro Circuits Corp.                                                               39,400          123
   Autodesk, Inc.                                                                               14,266          694
   Automatic Data Processing, Inc.                                                              73,500        3,037
   * Avaya, Inc.                                                                                56,912          793
   * BMC Software, Inc.                                                                         28,040          443
   * Broadcom Corp. - Class A                                                                   40,500        1,105
   * CIENA Corp.                                                                                71,600          142
   * Cisco Systems, Inc.                                                                       850,367       15,392
   * Citrix Systems, Inc.                                                                       21,280          373
   Computer Associates International, Inc.                                                      73,632        1,937

   * Computer Sciences Corp.                                                                    23,750        1,119
   * Compuware Corp.                                                                            48,543          250
   * Comverse Technology, Inc.                                                                  24,600          463
   * Convergys Corp.                                                                            17,950          241
   * Corning, Inc.                                                                             175,300        1,942
   * Dell, Inc.                                                                                313,967       11,177
   * Electronic Arts, Inc.                                                                      38,200        1,757
   Electronic Data Systems Corp.                                                                64,400        1,249
   * EMC Corp.                                                                                 302,386        3,490
   First Data Corp.                                                                            107,847        4,691
   * Fiserv, Inc.                                                                               24,525          855
   * Gateway, Inc.                                                                              46,850          232
   Hewlett-Packard Co.                                                                         379,767        7,121
   Intel Corp.                                                                                 806,743       16,183
   International Business Machines Corp.                                                       210,710       18,066
   * Intuit, Inc.                                                                               24,100        1,094
   * Jabil Circuit, Inc.                                                                        25,233          580
   * JDS Uniphase Corp.                                                                        181,100          610
   * KLA-Tencor Corp.                                                                           24,700        1,025
   * Lexmark International Group, Inc. - Class A                                                16,300        1,369
   Linear Technology Corp.                                                                      38,650        1,401
   * LSI Logic Corp.                                                                            48,400          209
   * Lucent Technologies, Inc.                                                                 541,962        1,718
   Maxim Integrated Products, Inc.                                                              40,800        1,725
   * Mercury Interactive Corp.                                                                  11,700          408
   * Micron Technology, Inc.                                                                    76,950          926
   Microsoft Corp.                                                                           1,367,400       37,809
   Molex, Inc.                                                                                  23,875          712
   Motorola, Inc.                                                                              297,119        5,360
   * National Semiconductor Corp.                                                               45,086          698
   * NCR Corp.                                                                                  11,800          585
   * Network Appliance, Inc.                                                                    45,000        1,035
   * Novell, Inc.                                                                               48,600          307
   * Novellus Systems, Inc.                                                                     18,000          479
   * NVIDIA Corp.                                                                               20,900          303
   * Oracle Corp.                                                                              650,350        7,336
   * Parametric Technology Corp.                                                                33,820          179
   Paychex, Inc.                                                                                47,540        1,433
   * PeopleSoft, Inc.                                                                           46,100          915
   * PMC-Sierra, Inc.                                                                           22,300          196
   * QLogic Corp.                                                                               11,650          345
   QUALCOMM, Inc.                                                                              204,666        7,990
   Sabre Holdings Corp. - Class A                                                               17,309          425
   * Sanmina-SCI Corp.                                                                          65,500          462
   Scientific-Atlanta, Inc.                                                                     19,300          500
   * Siebel Systems, Inc.                                                                       63,600          480
   * Solectron Corp.                                                                           120,900          598
   * Sun Microsystems, Inc.                                                                    418,254        1,690
   * SunGard Data Systems, Inc.                                                                 36,300          863
   * Symantec Corp.                                                                             39,600        2,173
   Symbol Technologies, Inc.                                                                    30,150          381
   Tektronix, Inc.                                                                              10,540          350
   * Tellabs, Inc.                                                                              52,308          481
   * Teradyne, Inc.                                                                             24,450          328
   Texas Instruments, Inc.                                                                     217,675        4,632
   * Unisys Corp.                                                                               42,150          435
   * VERITAS Software Corp.                                                                     54,401          968
   * Xerox Corp.                                                                               105,500        1,485
   Xilinx, Inc.                                                                                 43,700        1,180
   * Yahoo!, Inc.                                                                              171,100        5,802
                                                                                                         ----------
      Total                                                                                                 205,746
                                                                                                         ----------

Materials (1.4%)
   Air Products and Chemicals, Inc.                                                             28,633        1,557
   Alcoa, Inc.                                                                                 109,443        3,676
   Allegheny Technologies, Inc.                                                                 12,031          220
   Ball Corp.                                                                                   14,168          530

   Bemis Co., Inc.                                                                              13,400          356
   The Dow Chemical Co.                                                                        118,124        5,337
   E. I. du Pont de Nemours and Co.                                                            125,545        5,372
   Eastman Chemical Co.                                                                          9,775          465
   Ecolab, Inc.                                                                                 32,400        1,019
   Engelhard Corp.                                                                              15,600          442
   Freeport-McMoRan Copper & Gold, Inc. - Class B                                               22,219          900
   Georgia-Pacific Corp.                                                                        32,458        1,167
   Great Lakes Chemical Corp.                                                                    6,400          164
   * Hercules, Inc.                                                                             14,100          201
   International Flavors & Fragrances, Inc.                                                     11,875          454
   International Paper Co.                                                                      61,124        2,470
   Louisiana-Pacific Corp.                                                                      13,700          356
   MeadWestvaco Corp.                                                                           25,414          811
   Monsanto Co.                                                                                 33,578        1,223
   Newmont Mining Corp.                                                                         55,730        2,537
   Nucor Corp.                                                                                   9,967          911
   * Pactiv Corp.                                                                               18,900          439
   Phelps Dodge Corp.                                                                           11,810        1,087
   PPG Industries, Inc.                                                                         21,633        1,326
   Praxair, Inc.                                                                                40,900        1,748
   Rohm and Haas Co.                                                                            28,234        1,213
   * Sealed Air Corp.                                                                           10,536          488
   Sigma-Aldrich Corp.                                                                           8,700          505
   Temple-Inland, Inc.                                                                           7,000          470
   United States Steel Corp.                                                                    14,250          536
   Vulcan Materials Co.                                                                         12,900          657
   Weyerhaeuser Co.                                                                             30,120        2,002
   Worthington Industries, Inc.                                                                 10,950          234
                                                                                                         ----------
      Total                                                                                                  40,873
                                                                                                         ----------

Telecommunication Services (1.7%)
   ALLTEL Corp.                                                                                 38,743        2,127
   AT&T Corp.                                                                                   99,974        1,432
   * AT&T Wireless Services, Inc.                                                              343,316        5,074
   BellSouth Corp.                                                                             230,235        6,244
   CenturyTel, Inc.                                                                             17,000          582
   Citizens Communications Co.                                                                  41,700          558
   * Nextel Communications, Inc. - Class A                                                     140,033        3,338
   * Qwest Communications International, Inc.                                                  228,320          760
   SBC Communications, Inc.                                                                    416,733       10,814
   Sprint Corp.                                                                                182,711        3,678
   Verizon Communications, Inc.                                                                348,138       13,711
                                                                                                         ----------
      Total                                                                                                  48,318
                                                                                                         ----------

Utilities (1.3%)
   * The AES Corp.                                                                              81,275          812
   * Allegheny Energy, Inc.                                                                     16,000          255
   Ameren Corp.                                                                                 24,433        1,128
   American Electric Power Co., Inc.                                                            49,720        1,589
   * Calpine Corp.                                                                              55,840          162
   Centerpoint Energy, Inc.                                                                     38,726          401
   Cinergy Corp.                                                                                22,738          900
   * CMS Energy Corp.                                                                           20,300          193
   Consolidated Edison, Inc.                                                                    30,325        1,275
   Constellation Energy Group, Inc.                                                             22,100          880
   Dominion Resources, Inc.                                                                     41,525        2,710
   DTE Energy Co.                                                                               21,850          922
   Duke Energy Corp.                                                                           117,942        2,700
   * Dynegy, Inc. - Class A                                                                     47,700          238
   Edison International                                                                         40,980        1,086
   Entergy Corp.                                                                                28,491        1,727
   Exelon Corp.                                                                                 83,024        3,047
   FirstEnergy Corp.                                                                            41,474        1,704
   FPL Group, Inc.                                                                              23,343        1,595

   KeySpan Corp.                                                                                20,100          788
   Nicor, Inc.                                                                                   5,550          204
   NiSource, Inc.                                                                               33,184          697
   Peoples Energy Corp.                                                                          4,700          196
   * PG&E Corp.                                                                                 50,375        1,531
   Pinnacle West Capital Corp.                                                                  11,500          477
   PPL Corp.                                                                                    23,733        1,120
   Progress Energy, Inc.                                                                        31,079        1,316
   Public Service Enterprise Group, Inc.                                                        29,840        1,271
   Sempra Energy                                                                                29,159        1,055
   The Southern Co.                                                                             92,800        2,782
   TECO Energy, Inc.                                                                            25,000          338
   TXU Corp.                                                                                    37,315        1,788
   Xcel Energy, Inc.                                                                            50,270          871
                                                                                                         ----------
      Total                                                                                                  37,758
                                                                                                         ----------
      Total Common Stocks
         (Cost: $751,736)                                                                                 1,307,657
                                                                                                         ----------
Money Market Investment (18.0%)
-------------------------------------------------------------------------------------------------------------------

Autos (1.0%)
   (b) Daimler Chrysler Auto, 1.66%, 10/5/04                                                15,000,000       14,997
   (b) Daimler Chrysler Auto, 1.70%, 10/15/04                                               15,000,000       14,990
                                                                                                         ----------
      Total                                                                                                  29,987
                                                                                                         ----------

Commercial Mortgages (1.0%)
   (b) Fcar Owner Trust I, 1.66%, 10/6/04                                                   15,000,000       14,997
   (b) Fcar Owner Trust I, 1.79%, 11/15/04                                                  15,000,000       14,966
                                                                                                         ----------
      Total                                                                                                  29,963
                                                                                                         ----------

Federal Government & Agencies (1.7%)
   (b) Federal Home Loan Mortgage Co, 1.13%, 11/22/04                                       15,000,000       14,976
   (b) Federal National Mortgage Association, 1.46%, 10/6/04                                34,200,000       34,193
                                                                                                         ----------
      Total                                                                                                  49,169
                                                                                                         ----------

Finance Lessors (2.7%)
   (b) Preferred Receivable Funding, 1.78%, 10/1/04                                         15,000,000       15,000
   (b) Preferred Receivable Funding, 1.78%, 10/20/04                                        15,000,000       14,986
   (b) Thunder Bay Funding, Inc, 1.74%, 10/15/04                                            15,000,000       14,990
   (b) Thunder Bay Funding, Inc, 1.77%, 10/20/04                                            15,000,000       14,986
   (b) Windmill Funding Corp., 1.58%, 10/4/04                                               15,000,000       14,998
                                                                                                         ----------
      Total                                                                                                  74,960
                                                                                                         ----------

Flavoring Extracts and Syrups (0.5%)
   (b) Coca-Cola Co, 1.55%, 10/4/04                                                         15,000,000       14,998
                                                                                                         ----------
      Total                                                                                                  14,998
                                                                                                         ----------

Miscellaneous Business Credit Institutions (1.8%)
   (b) CIT Group, Inc., 1.39%, 2/14/05 MTN                                                   5,500,000        5,503
   (b) National Rural Utility, 1.76%, 10/20/04                                              15,000,000       14,986
   (b) National Rural Utility, 1.78%, 11/1/04                                               15,000,000       14,977
   (b) Pitney Bowes Inc., 1.74%, 10/4/04                                                    15,000,000       14,998
                                                                                                         ----------

      Total                                                                                                  50,464
                                                                                                         ----------

Newspapers (1.0%)
   Gannet Company Inc, 1.73%, 10/6/04                                                       15,000,000       14,996
   Gannet Company Inc, 1.75%, 10/18/04                                                      15,000,000       14,988
                                                                                                         ----------
      Total                                                                                                  29,984
                                                                                                         ----------

Personal Credit Institutions (2.8%)
   Delaware Funding, 1.67%, 10/5/04                                                         15,000,000       14,997
   Delaware Funding, 1.78%, 11/4/04                                                         15,000,000       14,975
   Household Finance Corp, 1.66%, 10/7/04                                                   15,000,000       14,996
   Household Finance Corp, 1.80%, 11/19/04                                                  15,000,000       14,963
   New Center Asset Trust, 1.78%, 11/16/04                                                  15,000,000       14,966
   USAA Capital Corp., 7.54%, 3/30/05 MTNB                                                   3,400,000        3,483
                                                                                                         ----------
      Total                                                                                                  78,380
                                                                                                         ----------

Petroleum Refining (0.5%)
   Du Pont (e. i.) De Nemours, 1.72%, 11/9/04                                               15,000,000       14,972
                                                                                                         ----------
      Total                                                                                                  14,972
                                                                                                         ----------

Pharmaceutical Preparations (0.2%)
   Merck & Co. Inc., 4.125%, 1/18/05 MTNE                                                    4,500,000        4,525
                                                                                                         ----------
      Total                                                                                                   4,525
                                                                                                         ----------

Retail-Retail Stores (0.5%)
   Wal-mart stores, 1.72%, 10/4/04                                                          15,000,000       14,998
                                                                                                         ----------
      Total                                                                                                  14,998
                                                                                                         ----------

Security Brokers and Dealers (2.1%)
   Citigroup Global Markets, 1.76%, 11/2/04                                                 15,000,000       14,977
   Citigroup Global Markets, 1.77%, 11/1/04                                                 15,000,000       14,977
   Morgan Stanley Dean Witter, 1.73%, 10/4/04                                               15,000,000       14,997
   Morgan Stanley Dean Witter, 1.78%, 10/15/04                                              15,000,000       14,990
                                                                                                         ----------
      Total                                                                                                  59,941
                                                                                                         ----------

Short Term Business Credit (2.2%)
   Old Line Funding Corp., 1.58%, 10/4/04                                                   15,000,000       14,998
   Old Line Funding Corp., 1.78%, 11/5/04                                                   15,000,000       14,974
   Sheffield Receivables, 1.71%, 11/19/04                                                   15,000,000       14,965
   UBS Finance Delaware LLC, 1.88%, 10/1/04                                                 18,830,000       18,830
                                                                                                         ----------
      Total                                                                                                  63,767
                                                                                                         ----------
      Total Money Market Investment
         (Cost: $516,138)                                                                                   516,108
                                                                                                         ----------

      Total Investments (106.8%)
         (Cost $2,488,358)(a)                                                                             3,058,414
                                                                                                         ----------
      Other Assets, Less Liabilities (-6.8%)                                                               (194,194)
                                                                                                         ----------

             Total Net Assets (100.0%)                                                                   $2,864,220
                                                                                                         ----------

* Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities was $60,808, representing 2.1% of net assets.

IO - Interest Only Security

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $2,488,358 and the net unrealized appreciation of investments based on that cost was $570,056 which is comprised of $708,227 aggregate gross unrealized appreciation and $138,171 aggregate gross unrealized depreciation.

(b) All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

                                                                     Unrealized
                                                                   Appreciation/
                                          Number of   Expiration    Depreciation
Issuer (000's)                            Contracts      Date          (000's)
--------------------------------------------------------------------------------
S & P 500 INDEX FUTURES                      878         12/04        $(2,597)
(Total Notional Value at September 30, 2004 $247,318 )

(d)  Defaulted Security

(f) All or a portion of the securities have been segregated as collateral for securities loaned by the portfolio.

Northwestern Mutual Series Fund, Inc.
High Yield Bond Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                          Market
                                                              Shares/      Value
                                                                Par        (000)
                                                             ---------   --------
Bonds (95.0%)
---------------------------------------------------------------------------------

Autos/Vehicle Parts (1.7%)
   Arvinmeritor, Inc., 8.75%, 3/1/12                           750,000   $    831
   Collins & Aikman Products, 10.75%, 12/31/11               1,325,000      1,325
   Delco Remy International, Inc., 9.375%, 4/15/12             937,000        918
   HLI Operating Co., 10.50%, 6/15/10                          601,000        655
                                                                         --------
      Total Autos/Vehicle Parts                                             3,729
                                                                         --------

Basic Materials (12.2%)
Chemicals (6.3%)
   BCP Caylux Holding, 9.625%, 6/15/14 144A                  1,889,000      2,039
   Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A                562,000        590
   Crompton Corp., 9.875%, 8/1/12 144A                         937,000        984
   (e) Crystal US Holdings, 10.50%, 10/1/14 144A             2,813,000      1,681
   Huntsman LLC, 11.50%, 7/15/12 144A                        1,125,000      1,242
   Huntsman LLC, 11.625%, 10/15/10                             750,000        868
   Invista, 9.25%, 5/1/12 144A                               2,000,000      2,134
   Koppers, Inc., 9.875%, 10/15/13                           1,125,000      1,243
   Rockwood Specialties Group, Inc., 10.265%, 5/15/11        1,725,000      1,898
   Terra Capital Corp., 11.50%, 6/1/10                       1,050,000      1,187
                                                                         --------
      Total                                                                13,866
                                                                         --------

Metals/Mining (1.8%)
   Ispat Inland ULC, 9.75%, 4/1/14                           1,312,000      1,446
   Texas Industries, Inc., 10.25%, 6/15/11                     725,000        834
   Wise Metals Group LLC, 10.25%, 5/15/12 144A               1,585,000      1,593
                                                                         --------
      Total                                                                 3,873
                                                                         --------

Packaging/Containers (2.4%)
   (e) Consolidated Container, Co., 10.75%, 6/15/09          1,125,000        906
   Crown European Holdings SA, 9.50%, 3/1/11                   550,000        613
   Graham Packaging Co., 9.875%, 10/15/14 144A               1,125,000      1,152
   Owens Brockway Glass Container, 8.25%, 5/15/13              725,000        772
   Owens Brockway Glass Container, 8.75%, 11/15/12             775,000        860
   Pliant Corp., 11.125%, 9/1/09                               740,000        770
                                                                         --------
      Total                                                                 5,073
                                                                         --------

Paper & Forest Products (1.7%)
   Abitibi-Consolidated, Inc., 7.75%, 6/15/11                1,172,000      1,207
   Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12 144A             937,000        946
   Appleton Papers, Inc., 8.125%, 6/15/11 144A                 656,000        676
   Appleton Papers, Inc., 9.75%, 6/15/14 144A                  750,000        773
                                                                         --------
      Total                                                                 3,602
                                                                         --------
      Total Basic Materials                                                26,414
                                                                         --------

Builders/Building Materials (3.4%)
Building Materials (2.0%)
   Integrated Electrical Services, Inc., 9.375%, 2/1/09      1,450,000      1,421
   Ply Gem Industries, Inc., 9.00%, 2/15/12 144A             1,485,000      1,481
   THL BuildCo, Inc., 8.50%, 9/1/14 144A                     1,250,000      1,309
                                                                         --------
      Total                                                                 4,211
                                                                         --------

Home Builders (1.4%)
   Technical Olympic USA, Inc., 7.50%, 3/15/11               1,125,000      1,145
   Technical Olympic USA, Inc., 9.00%, 7/1/10                  750,000        821
   William Lyon Homes, 7.50%, 2/15/14                        1,125,000      1,148
                                                                         --------
      Total                                                                 3,114
                                                                         --------
      Total Builders/Building Materials                                     7,325
                                                                         --------

Capital Goods (6.0%)
   Amsted Industries, Inc., 10.25%, 10/15/11 144A            1,825,000      2,007
   Bombardier Recreational, 8.375%, 12/15/13 144A            1,350,000      1,421
   Coleman Cable, Inc., 9.875%, 10/1/12 144A                 1,125,000      1,143
   Columbus McKinnon Corp., 10.00%, 8/1/10                     925,000      1,018
   DA-Lite Screen Co., Inc., 9.50%, 5/15/11                  1,800,000      1,898
   General Cable Corp., 9.50%, 11/15/10                      1,325,000      1,471
   ITRON, Inc., 7.75%, 5/15/12 144A                          1,125,000      1,128
   Rexnord Corp., 10.125%, 12/15/12                            750,000        848
   Superior Essx Com & Essx Group, 9.00%, 4/15/12 144A         938,000        938
   Trimas Corp., 9.875%, 6/15/12                               975,000      1,012
                                                                         --------
      Total Capital Goods                                                  12,884
                                                                         --------

Consumer Products/Retailing (12.6%)
Consumer Products (6.3%)
   American Achievement Corp., 8.25%, 4/1/12 144A              750,000        788
   Ames True Temper, Inc., 10.00%, 7/15/12 144A              1,876,000      1,915
   Amscan Holdings, Inc., 8.75%, 5/1/14 144A                   936,000        955
   Coinmach Corp., 9.00%, 2/1/10                             1,500,000      1,556
   Jafra Cosmetics, 10.75%, 5/15/11                          1,100,000      1,246
   (e) Jostens Holding Corp., 10.25%, 12/1/13                  925,000        636
   Jostens Ih Corp., 7.625%, 10/1/12 144A                      600,000        603
   Playtex Products, Inc., 9.375%, 6/1/11                    2,061,000      2,112
   Riddell Bell Holdings, 8.375%, 10/1/12 144A                 563,000        572
   Samsonite Corp., 8.875%, 6/1/11 144A                      1,807,000      1,888
   Sealy Mattress Co., 8.25%, 6/15/14                        1,119,000      1,127
                                                                         --------
      Total                                                                13,398
                                                                         --------

Retail Food & Drug (2.7%)
   Delhaize America, Inc., 9%, 4/15/31                         950,000      1,143
   Jean Coutu Group, Inc., 7.625%, 8/1/12 144A                 375,000        382
   Jean Coutu Group, Inc., 8.50%, 8/1/14 144A                1,125,000      1,117
   Rite Aid Corp., 9.25%, 6/1/13                             1,254,000      1,285
   Stater Brothers Holdings, 8.125%, 6/15/12 144A            1,640,000      1,718
                                                                         --------
      Total                                                                 5,645
                                                                         --------

Retail Stores (1.7%)
   Blockbuster, Inc., 9.00%, 9/1/12 144A                     1,502,000      1,558
   Cole National Group, 8.875%, 5/15/12                      1,000,000      1,133
   Finlay Fine Jewelry Corp., 8.375%, 6/1/12 144A              937,000      1,007
                                                                         --------
      Total                                                                 3,698

                                                                         --------

Textile/Apparel (1.9%)
   Oxford Industries, Inc., 8.875%, 6/1/11 144A              1,693,000      1,837
   Perry Ellis International, Inc., 8.875%, 9/15/13            750,000        795
   Phillips Van Heusen, 7.25%, 2/15/11                       1,500,000      1,560
                                                                         --------
      Total                                                                 4,192
                                                                         --------
      Total Consumer Products/Retailing                                    26,933
                                                                         --------

Energy (4.3%)
Gas Pipelines/Oil Field Services (1.8%)
   Hanover Equipment Trust, 8.75%, 9/1/11                      975,000      1,065
   Hanover Equipment Trust 01 A, 0.00%, 3/31/07                750,000        634
   Parker Drilling Co., 9.625%, 10/1/13                      1,125,000      1,254
   Pride International, Inc., 7.375%, 7/15/14 144A             900,000        999
                                                                         --------
      Total                                                                 3,952
                                                                         --------

Oil & Gas Exploration/Production (1.6%)
   Chesapeake Energy Corp., 7.50%, 6/15/14                   1,407,000      1,537
   EXCO Resources, Inc., 7.25%, 1/15/11                        750,000        795
   Range Resources Corp., 7.375%, 7/15/13                    1,075,000      1,129
                                                                         --------
      Total                                                                 3,461
                                                                         --------

Oil Refining & Marketing (0.9%)
   United Refining Co., 10.50%, 8/15/12 144A                 1,875,000      1,842
                                                                         --------
      Total                                                                 1,842
                                                                         --------
      Total Energy                                                          9,255
                                                                         --------

Financials (3.3%)
Banking/Savings and Loan (0.3%)
   Western Financial Bank-FSB, 9.625%, 5/15/12                 625,000        706
                                                                         --------
      Total                                                                   706
                                                                         --------

Financials Services (1.8%)
   Dollar Financial Group, 9.75%, 11/15/11                   1,125,000      1,193
   LaBranche and Co., 11.00%, 5/15/12 144A                     936,000        962
   Refco Finance Holdings, 9.00%, 8/1/12 144A                1,500,000      1,601
                                                                         --------
      Total                                                                 3,756
                                                                         --------

Insurance (1.2%)
   Crum and Forster Holding Corp., 10.375%, 6/15/13            925,000        987
   Fairfax Financial Holdings, 7.75%, 4/26/12                1,877,000      1,699
                                                                         --------
      Total                                                                 2,686
                                                                         --------
      Total Financials                                                      7,148
                                                                         --------

Foods (5.7%)
Food/Beverage/Tobacco (4.6%)
   Chiquita Brands International., 7.50%, 11/1/14 144A         628,000        628
   Gold Kist, Inc., 10.25%, 3/15/14 144A                       930,000      1,032
   Land O Lakes, Inc., 9.00%, 12/15/10 144A                  1,256,000      1,308

   Merisant Co., 9.50%, 7/15/13 144A                         1,125,000      1,069
   North Atlantic Trading, 9.25%, 3/1/12                     1,500,000      1,440
   Pinnacle Foods Holding, 8.25%, 12/1/13 144A               1,325,000      1,249
   Smithfield Foods, Inc., 7.00%, 8/1/11 144A                  939,000        981
   Standard Commercial Corp., 8.00%, 4/15/12 144A            1,375,000      1,409
   (e) Tabletop Holdings, 12.25%, 5/15/14 144A               1,875,000        975
                                                                         --------
      Total                                                                10,091
                                                                         --------

Restaurants (1.1%)
   Buffets, Inc., 11.25%, 7/15/10                              750,000        795
   Denny's Corp. Holdings, Inc., 10.00%, 10/1/12 144A        1,500,000      1,506
                                                                         --------
      Total                                                                 2,301
                                                                         --------
      Total Foods                                                          12,392
                                                                         --------

Gaming/Leisure/Lodging (6.7%)
Gaming (4.3%)
   American Casino & Entertainment, 7.85%, 2/1/12 144A         975,000      1,024
   Aztar Corp., 7.875%, 6/15/14 144A                           750,000        795
   (d) Hollywood Casino Shreveport, 13.00%, 8/1/06             700,000        592
   Inn of the Mountain Gods, 12.00%, 11/15/10                  743,000        851
   Majestic Star Casino LLC, 9.50%, 10/15/10                 1,310,000      1,336
   Mohegan Tribal Gaming, 7.125%, 8/15/14 144A               1,125,000      1,178
   Resort Intl. Hotel/Casino, 11.50%, 3/15/09                1,000,000      1,150
   River Rock Entertainment, 9.75%, 11/1/11                  1,125,000      1,184
   Wheeling Island Gaming, 10.125%, 12/15/09                 1,125,000      1,190
                                                                         --------
      Total                                                                 9,300
                                                                         --------

Leisure (2.4%)
   Intrawest Corp., 7.50%, 10/15/13 144A                       853,000        884
   LCE Acquisition Corp., 9.00%, 8/1/14 144A                 1,500,000      1,549
   Marquee, Inc., 8.625%, 8/15/12 144A                         618,000        655
   Universal City Development Corp., 11.75%, 4/1/10          1,813,000      2,112
                                                                         --------
      Total                                                                 5,200
                                                                         --------
      Total Gaming/Leisure/Lodging                                         14,500
                                                                         --------

Health Care/Pharmaceuticals (7.7%)
   Ameripath, Inc., 10.50%, 4/1/13                             700,000        714
   Encore Medical IHC Inc., 9.75%, 10/1/12 144A              1,875,000      1,852
   General Nutrition Center, 8.50%, 12/1/10                  1,500,000      1,534
   Genesis Healthcare Corp., 8.00%, 10/15/13                   750,000        818
   Iasis Healthcare Corp., 8.75%, 6/15/14 144A               1,547,000      1,620
   Medcath Holdings Corp., 9.875%, 7/15/12 144A              1,312,000      1,371
   Omega Healthcare Investors, 7.00%, 4/1/14 144A              750,000        761
   Senior Housing Property Trust, 7.875%, 4/15/15              800,000        868
   Tenet Healthcare Corp., 9.875%, 7/1/14 144A               1,499,000      1,566
   Triad Hospitals, Inc., 7.00%, 5/15/12                       937,000        979
   Universal Hospital Service, 10.125%, 11/1/11                750,000        761
   US Oncology, Inc., 9.00%, 8/15/12 144A                    1,875,000      1,941
   Vanguard Health Holding II, 9.00%, 10/1/14 144A           1,050,000      1,053
   Ventas Realty, L.P., 9.00%, 5/1/12                          750,000        855
                                                                         --------
      Total Healthcare/Pharmaceuticals                                     16,693
                                                                         --------

Media (9.0%)
Broadcasting (0.5%)
   Sinclair Broadcast Group, 8.00%, 3/15/12                  1,132,000      1,174

                                                                         --------
      Total                                                                 1,174
                                                                         --------

Cable/Satellite (6.1%)
   Cablevision Systems Corp., 8.00%, 4/15/12 144A            1,875,000      1,959
   Echostar Corp., 6.375%, 10/1/11                             937,000        949
   Echostar DBS Corp., 6.625%, 10/1/14 144A                  1,125,000      1,118
   Insight Midwest, 9.75%, 10/1/09                             950,000        993
   Kabel Deutschland GMBH, 10.625%, 7/1/14 144A              1,875,000      2,045
   MediaCom LLC, 9.50%, 1/15/13                              1,500,000      1,444
   NTL Cable PLC, 8.75%, 4/15/14 144A                          750,000        812
   Panamsat Corp., 9.00%, 8/15/14 144A                       1,250,000      1,300
   (e) Panamsat Holding Corp., 10.375%, 11/1/14 144A         2,851,000      1,664
   Roger's Cable, Inc., 6.25%, 6/15/13                         776,000        760
                                                                         --------
      Total                                                                13,044
                                                                         --------

Publishing (2.4%)
   Dex Media West LLC, 9.875%, 8/15/13                       1,074,000      1,262
   Dex Media, Inc., 8.00%, 11/15/13                          1,500,000      1,575
   Primedia, Inc., 7.625%, 4/1/08                              375,000        370
   Reader's Digest Association, Inc., 6.50%, 3/1/11            940,000        968
   Von Hoffman Corp., 10.25%, 3/15/09                          825,000        916
                                                                         --------
      Total                                                                 5,091
                                                                         --------
      Total Media                                                          19,309
                                                                         --------

Services (3.4%)
Environmental Services (1.3%)
   Allied Waste North America, 5.75%, 2/15/11                  750,000        713
   Allied Waste North America, 6.50%, 11/15/10               1,146,000      1,134
   MSW Energy Holdings, 8.50%, 9/1/10                          925,000      1,013
                                                                         --------
      Total                                                                 2,860
                                                                         --------

Services-Other (2.1%)
   Alderwoods Group, Inc., 7.75%, 9/15/12 144A                 619,000        655
   Buhrmann U.S., Inc., 8.25%, 7/1/14 144A                     937,000        937
   Kindercare Learning Centers, 9.50%, 2/15/09               1,017,000      1,031
   Petro Stopping Center, 9.00%, 2/15/12                     1,125,000      1,192
   United Rentals NA, Inc., 6.50%, 2/15/12                     750,000        722
                                                                         --------
      Total                                                                 4,537
                                                                         --------
      Total Services                                                        7,397
                                                                         --------

Technology (1.0%)
   Amkor Technologies, Inc., 7.125%, 3/15/11                 1,500,000      1,230
   Securus Technologies, Inc., 11.00%, 9/1/11 144A             937,000        932
                                                                         --------
      Total Technology                                                      2,162
                                                                         --------

Telecommunications (7.4%)
Telecommunications-Wireless (3.8%)
   Alamosa Delaware, Inc., 8.50%, 1/31/12                    1,500,000      1,519
   Centennial Communications, 8.125%, 2/1/14 144A            1,500,000      1,431
   Nextel Communications, 6.875%, 10/31/13                   2,513,000      2,613
   Rogers Wireless, Inc., 6.375%, 3/1/14                       938,000        863
   Triton PCS, 8.75%, 11/15/11                                 617,000        420
   US Unwired, Inc., 10.00%, 6/15/12                         1,312,000      1,361

                                                                         --------
      Total                                                                 8,207
                                                                         --------

Telecommunications-Wireline (3.6%)
   AT&T Corp., 8.75%, 11/15/31                               1,876,000      2,044
   MCI, Inc., 6.688%, 5/1/09                                 1,874,000      1,806
   Qwest Communications International, 7.25%, 2/15/11 144A   1,125,000      1,066
   Qwest Communications International, 7.50%, 11/1/08 B        375,000        336
   Qwest Corp. 7.875%, 9/1/11 144A                           1,562,000      1,621
   Qwest Services Corp., Inc., 12/15/10, 13.50% 144A           795,000        928
                                                                         --------
      Total                                                                 7,801
                                                                         --------
      Total Telecommunications                                             16,008
                                                                         --------

Transportation (5.3%)
   (d) American Commercial Lines LLC, 11.25%, 1/1/08           551,186        336
   Gulfmark Offshore, Inc., 7.75%, 7/15/14 144A              2,061,000      2,087
   Horizon Lines LLC, 9.00%, 11/1/12 144A                      845,000        891
   Laidlaw International, Inc., 10.75%, 6/15/11                708,000        808
   Omni Corp., 7.625%, 12/1/13                               1,690,000      1,734
   RailAmerica Transportation Corp., 12.875%, 8/15/10        1,400,000      1,601
   Ship Finance International, Ltd., 8.50%, 12/15/13         1,100,000      1,095
   Stena AB, 7.50%, 11/1/13                                    750,000        751
   Stena AB, 9.625%, 12/1/12                                 1,075,000      1,200
   TFM SA DE C V, 12.50%, 6/15/12                              750,000        833
                                                                         --------
      Total Transportation                                                 11,336
                                                                         --------

Utilities (5.3%)
   The AES Corp., 9.00%, 5/15/15 144A                          900,000      1,015
   Allegheny Energy Supply Co., LLC, 8.25%, 4/15/12 144A     1,031,000      1,139
   Calpine Corp., 9.625%, 9/30/14 144A                       1,969,000      1,934
   CMS Energy Corp., 7.75%, 8/1/10 144A                      1,250,000      1,322
   Midwest Generation LLC, 8.75%, 5/1/34                     1,575,000      1,717
   Nevada Power Co., 8.25%, 6/1/11                             750,000        840
   NRG Energy, Inc., 8.00%, 12/15/13 144A                      900,000        964
   Reliant Resources, Inc., 9.50%, 7/15/13                   1,150,000      1,249
   Sierra Pacific Resources, 8.625%, 3/15/14 144A            1,125,000      1,221
                                                                         --------
      Total Utilities                                                      11,401
                                                                         --------
      Total Bonds
         (Cost: $197,008)                                                 204,886
                                                                         --------
Preferred Stocks (0.0%)
---------------------------------------------------------------------------------

Media (0.0%)
   PTV Inc.                                                         23          0
                                                                         --------
      Total Media                                                               0
                                                                         --------

Transportation (0.0%)
   (c)(d) American Commercial Lines LLC                          4,948          3
                                                                         --------

      Total Preferred Stocks
         (Cost: $310)                                                           3
                                                                         --------
Common Stocks and Warrants (0.1%)
---------------------------------------------------------------------------------

Gaming/Leisure/Lodging (0.1%)

   * La Quinta Corp.                                            11,117         86
                                                                         --------
      Total Gaming/Leisure/Lodging                                             86
                                                                         --------

Media (0.0%)
   NTL, Inc.                                                        12          0
                                                                         --------
      Total Media                                                               0
                                                                         --------

Telecommunications (0.0%)
   American Tower Corp. - Warrants                               2,900         55
   Horizon PCS, Inc. - Warrant 144A                              2,000          0
   IWO Holdings, Inc. 144A                                       1,150          0
                                                                         --------
      Total Telecommunications                                                 55
                                                                         --------

Transportation (0.0%)
   RailAmerica Transportation Corp.                              1,400         72
                                                                         --------
      Total Transportation                                                     72
                                                                         --------
      Total Common Stocks and Warrants
         (Cost: $456)                                                         213
                                                                         --------
Money Market Investments (5.8%)
---------------------------------------------------------------------------------

Finance Lessors (3.7%)
   Windmill Funding Corp., 1.72%, 10/19/04                   8,000,000      7,994
                                                                         --------
      Total Finance Lessors                                                 7,994
                                                                         --------

Short Term Business Credit (2.1%)
   Sheffield Receivables, 1.70%, 10/13/04                    4,600,000      4,597
                                                                         --------
      Total Short Term Business Credit                                      4,597
                                                                         --------
      Total Money Market Investments
         (Cost: $12,591)                                                   12,591
                                                                         --------

      Total Investments (100.9%)
         (Cost $210,365)(a)                                               217,693
                                                                         --------
      Other Assets, Less Liabilities (-0.9%)                               (2,045)
                                                                         --------
      Total Net Assets (100.0%)                                          $215,648
                                                                         --------

*    Non-Income Producing

     144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities was $86,158, representing 40.0% of net assets.

(a) At September 30, 2004, the aggregate cost of securities for federal tax purposes was $210,365 and the net unrealized appreciation of investments based on that cost was $7,328 which is comprised of $9,528 aggregate gross unrealized appreciation and $2,200 aggregate gross unrealized depreciation.
(c)  PIK - Payment In Kind
(d)  Defaulted Security
(e) Step bond security that presently receives no coupon payments. At the predetermined date, the stated coupon rate becomes effective.

Northwestern Mutual Series Fund, Inc.
Select Bond Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                                                           Market
                                                                                              Shares/       Value
                                                                                                Par         (000)
                                                                                            -----------   --------
Revenue Bonds (0.5%)
------------------------------------------------------------------------------------------------------------------

Municipal Bonds - Revenue (0.5%)
   Nashville & Davidson County, Tennessee Health and
   Educational Facilities Board of The Metropolitan
   Government, 0.00%, 6/1/21, RB                                                              6,500,000   $  2,891
                                                                                                          --------
      Total Revenue Bonds
      (Cost: $2,807)                                                                                         2,891
                                                                                                          --------
Corporate Bonds (40.3%)
------------------------------------------------------------------------------------------------------------------
Aerospace-Defense (1.3%)
   Lockheed Martin Corp., 8.20%, 12/1/09                                                      6,850,000      8,151
                                                                                                          --------
      Total                                                                                                  8,151
                                                                                                          --------

Auto Related (2.4%)
   American Honda Finance, 4.50%, 5/26/09 144A                                                4,120,000      4,217
   Toyota Motor Credit Corp., 2.70%, 1/30/07                                                  2,500,000      2,479
   Toyota Motor Credit Corp., 2.875%, 8/1/08                                                  1,190,000      1,163
   Toyota Motor Credit Corp., 4.35%, 12/15/10                                                 3,180,000      3,253
   Toyota Motor Credit Corp., 5.65%, 1/15/07                                                  4,000,000      4,214
                                                                                                          --------
      Total                                                                                                 15,326
                                                                                                          --------

Beverages, Malt Beverages (2.5%)
   Anheuser-Busch Companies, Inc., 7.00%, 12/1/25                                             4,200,000      4,498
   Anheuser-Busch Companies, Inc., 7.50%, 3/15/12                                               378,000        451
   Coca-Cola Enterprises, Inc., 5.25%, 5/15/07                                                5,000,000      5,257
   Coca-Cola Enterprises, Inc., 5.375%, 8/15/06                                               1,500,000      1,565
   Coca-Cola Enterprises, Inc., 5.75%, 3/15/11                                                4,000,000      4,356
                                                                                                          --------
      Total                                                                                                 16,127
                                                                                                          --------

Broad Woven Fabric Mills, Manmade (0.1%)
   (d) Polysindo International Finance, 11.375%, 6/15/06                                      4,200,000        336
                                                                                                          --------
      Total                                                                                                    336
                                                                                                          --------

Commercial Banks (4.3%)
   Bank of America Corp., 5.375%, 6/15/14                                                       740,000        768
   Bank of America Corp., 7.40%, 1/15/11                                                      1,133,000      1,320
   Bank One Corp., 5.25%, 1/30/13                                                             4,000,000      4,112
   Citigroup, Inc., 4.50%, 7/29/09                                                            3,450,000      3,509
   HBOS Treasury Services PLC, 4.00%, 9/15/09 144A                                            3,400,000      3,409
   Rabobank Capital Fund II, 5.26%, 12/31/13 144A                                             3,700,000      3,733
   RBS Capital Trust II, 6.425%, 1/3/34                                                       5,320,000      5,427
   UnionBanCal Corp., 5.25%, 12/16/13                                                           500,000        511
   Wells Fargo & Co., 3.125%, 4/1/09                                                          5,000,000      4,868
                                                                                                          --------

      Total                                                                                                 27,657
                                                                                                          --------

Commerical Physical Research (1.1%)
   Monsanto Co., 4.00%, 05/15/08                                                              2,275,000      2,293
   Monsanto Co., 7.375%, 8/15/12                                                              4,100,000      4,800
                                                                                                          --------
      Total                                                                                                  7,093
                                                                                                          --------

Computer and Other Data Processing Service (0.9%)
   Gtech Holdings Corp., 4.75%, 10/15/10                                                      5,510,000      5,554
                                                                                                          --------
      Total                                                                                                  5,554
                                                                                                          --------

Credit Reporting Services (0.4%)
   U.S. Central Credit Union, 2.75%, 5/30/08                                                  2,600,000      2,542
                                                                                                          --------
      Total                                                                                                  2,542
                                                                                                          --------

Crude Petroleum and Natural Gas (1.1%)
   Occidental Petroleum, 4.00%, 11/30/07                                                      1,500,000      1,522
   Occidental Petroleum, 7.65%, 02/15/06                                                      2,330,000      2,476
   Occidental Petroleum, 8.45%, 2/15/29                                                       1,430,000      1,912
   Occidental Petroleum, 10.125%, 9/15/09                                                     1,000,000      1,257
                                                                                                          --------
      Total                                                                                                  7,167
                                                                                                          --------

Data Processing and Preparation (0.7%)
   First Data Corp., 3.90%, 10/1/09                                                           4,500,000      4,494
                                                                                                          --------
      Total                                                                                                  4,494
                                                                                                          --------

Developmental World Bank (0.3%)
   Supra-National Agency, 0.00%, 3/1/28 MTNB                                                  7,100,000      1,888
                                                                                                          --------
      Total                                                                                                  1,888
                                                                                                          --------

Eating Places (0.4%)
   McDonald's Corp., 3.875%, 8/15/07                                                          1,550,000      1,570
   McDonald's Corp., 5.375%, 4/30/07                                                          1,200,000      1,262
                                                                                                          --------
      Total                                                                                                  2,832
                                                                                                          --------

Electric Services (0.5%)
   PacifiCorp, 5.45%, 9/15/13                                                                 3,000,000      3,158
                                                                                                          --------
      Total                                                                                                  3,158
                                                                                                          --------

Electrical Equipment and Supplies (0.7%)
   Cooper Industries, Inc., 5.50%, 11/1/09                                                    4,000,000      4,262
                                                                                                          --------
      Total                                                                                                  4,262
                                                                                                          --------

Fire, Marine and Casualty Insurance (3.2%)
   Berkley (WR) Corp., 5.875%, 2/15/13                                                        2,750,000      2,853

   Berkley (WR) Corp., 9.875%, 5/15/08                                                        2,860,000      3,410
   Berkshire Hathaway, Inc., 4.625%, 10/15/13                                                 5,980,000      5,973
   Berkshire Hathaway, Inc., 5.10%, 7/15/14                                                     900,000        925
   Berkshire Hathaway, Inc., 3.40%, 7/2/07 144A                                               1,500,000      1,506
   Progressive Corp., 6.25%, 12/1/32                                                          4,215,000      4,446
   Progressive Corp., 6.375%, 1/15/12                                                         1,415,000      1,562
                                                                                                          --------
      Total                                                                                                 20,675
                                                                                                          --------

Health Care Products (4.6%)
   Abbott Laboratories, 3.75%, 3/15/11                                                        2,480,000      2,421
   Astrazeneca PLC, 5.40%, 6/1/14                                                             3,570,000      3,779
   GlaxoSmithKline Capital, Inc., 4.375%, 4/15/14                                             7,770,000      7,620
   Merck & Co., Inc., 6.40%, 3/1/28                                                           1,100,000      1,215
   Merck & Co., Inc. 5.95%, 12/1/28                                                           4,841,000      5,074
   Pfizer, Inc., 5.625%, 2/1/06                                                               1,875,000      1,948
   Pfizer, Inc., 5.625%, 4/15/09                                                              1,100,000      1,185
   Pfizer, Inc., 4.50% 2/15/14                                                                5,300,000      5,300
                                                                                                          --------
      Total                                                                                                 28,542
                                                                                                          --------

Holding Companies (0.5%)
   Royal Bank Of Scotland GRP PLC, 5.00%, 10/1/14                                             3,450,000      3,493
                                                                                                          --------
      Total                                                                                                  3,493
                                                                                                          --------

Lumber and Other Building Materials (1.2%)
   Home Depot, Inc., 3.75%, 9/15/09 144A                                                      7,500,000      7,470
                                                                                                          --------
      Total                                                                                                  7,470
                                                                                                          --------

Measuring and Controlling Devices (0.4%)
   Rockwell Automation, Inc., 6.70%, 1/15/28                                                  2,280,000      2,559
                                                                                                          --------
      Total                                                                                                  2,559
                                                                                                          --------

Medical and Consumer Products (1.8%)
   Johnson & Johnson, Inc., 3.80%, 5/15/13                                                    2,900,000      2,782
   Johnson & Johnson, Inc., 4.95%, 5/15/33                                                    3,300,000      3,098
   Johnson & Johnson, Inc., 6.625%, 9/1/09                                                    2,750,000      3,110
   Johnson & Johnson, Inc., 6.95%, 9/1/29                                                     2,200,000      2,674
                                                                                                          --------
      Total                                                                                                 11,664
                                                                                                          --------

Miscellaneous Business Credit Institutions (0.2%)
   Textron Financial Corp., 2.75%, 6/1/06                                                     1,300,000      1,294
                                                                                                          --------
      Total                                                                                                  1,294
                                                                                                          --------

Motors and Generators (0.7%)
   Emerson Electric Co., 4.50%, 5/1/13                                                        1,055,000      1,048
   Emerson Electric Co., 5.75%, 11/1/11                                                         796,000        869
   Emerson Electric Co., 5.85%, 3/15/09                                                       2,400,000      2,597
                                                                                                          --------
      Total                                                                                                  4,514
                                                                                                          --------

Oil and Gas Extraction (0.7%)

   ChevronTexaco Corp., 6.625%, 10/1/04                                                       4,500,000      4,500
                                                                                                          --------
      Total                                                                                                  4,500
                                                                                                          --------

Radio,TV Electronic Stores (1.1%)
   RadioShack Corp., 6.95%, 9/1/07                                                            1,500,000      1,640
   RadioShack Corp., 7.375%, 5/15/11                                                          4,885,000      5,622
                                                                                                          --------
      Total                                                                                                  7,262
                                                                                                          --------

Railroads, Line-Haul Operating (1.5%)
   Burlington Northern Santa Fe, 6.125%, 3/15/09                                              3,000,000      3,261
   Union Pacific Corp., 3.875%, 2/15/09                                                       3,000,000      2,985
   Union Pacific Corp., 7.375%, 9/15/09                                                       3,000,000      3,428
                                                                                                           -------
      Total                                                                                                  9,674
                                                                                                          --------

Real Estate Investment Trusts (1.3%)
   ERP Operating LP, 4.75%, 6/15/09                                                           1,250,000      1,282
   ERP Operating LP, 5.25%, 9/15/14                                                           3,400,000      3,423
   First Industrial LP, 5.25%, 6/15/09                                                        1,275,000      1,313
   Vornado Realty Trust, 4.75%, 12/1/10                                                       2,520,000      2,526
                                                                                                          --------
      Total                                                                                                  8,544
                                                                                                          --------

Retail-Retail Stores (2.9%)
   Fortune Brands, Inc., 4.875%, 12/1/13                                                      1,370,000      1,394
   LB Mortgage Trust, Series 1991-2, Class A3, 8.39%, 1/20/17                                 5,717,590      6,622
   Limited Brands, Inc., 6.125%, 12/1/12                                                      2,540,000      2,743
   Limited Brands, Inc., 6.95%, 3/1/33                                                        4,526,000      5,016
   VF Corp., 6.00%, 10/15/33                                                                  2,850,000      2,893
                                                                                                          --------
      Total                                                                                                 18,668
                                                                                                          --------

Security Brokers and Dealers (1.3%)
   Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09                                        3,900,000      4,014
   Goldman Sachs Group, Inc., 5.15%, 1/15/14                                                  4,500,000      4,527
                                                                                                          --------
      Total                                                                                                  8,541
                                                                                                          --------

Steel Wire and Related Products (0.5%)
   Hubbell, Inc., 6.375%, 5/15/12                                                             3,200,000      3,500
                                                                                                          --------
      Total                                                                                                  3,500
                                                                                                          --------

Toilet Preparations (1.4%)
   Estee Lauder, Inc., 5.75%, 10/15/33                                                        5,400,000      5,445
   The Gillette Co., 2.50%, 6/1/08                                                            3,300,000      3,218
                                                                                                          --------
      Total                                                                                                  8,663
                                                                                                          --------

Wines and Distilled Beverages (0.3%)
   Brown Forman Corp., 3.00%, 3/15/08                                                         1,750,000      1,723
                                                                                                          --------
      Total                                                                                                  1,723
                                                                                                          --------
      Total Corporate Bonds

      (Cost: $254,580)                                                                                     257,873
                                                                                                          --------
Government (Domestic and Foreign) and Agency Bonds (33.8%)
------------------------------------------------------------------------------------------------------------------

Federal Government & Agencies  (33.8%)
   Aid-Israel, 0.00%, 11/1/24                                                                 8,900,000      2,981
   Aid-Israel, 5.50%, 3/18/33                                                                 3,700,000      3,836
   BECCS, 0.00%, 11/15/11                                                                     5,600,000      5,260
   Federal Home Loan Bank, 5.54%, 1/8/09                                                      3,700,000      3,992
   Federal Home Loan Bank, 8.25,2/27/19                                                       3,000,000      2,997
   Federal Home Loan Mortgage Corp., 7.50%, 10/1/27                                             630,385        678
   Housing & Urban Development, 6.08%, 8/1/13                                                 4,000,000      4,430
   Housing & Urban Development, 6.17%, 8/1/14                                                 3,000,000      3,330
   Quebec Province, 4.875%, 5/5/14                                                            3,580,000      3,656
   Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26                                 283,356        284
   State of Israel, 7.25%, 12/15/28                                                           3,465,000      3,922
   Tennessee Valley Authority Stripped, 0.00%, 4/15/42                                        3,600,000      2,666
   US Treasury, 1.125%, 6/30/05                                                               1,225,000      1,216
   US Treasury, 1.625%, 3/31/05                                                               2,830,000      2,825
   US Treasury, 1.625%, 4/30/05                                                               1,770,000      1,766
   US Treasury, 1.625%, 9/30/05                                                               1,785,000      1,775
   US Treasury, 1.75%, 12/31/04                                                               2,000,000      2,000
(f)US Treasury, 2.375%, 8/15/06 -                                                             2,225,000      2,218
   US Treasury, 2.625%, 5/15/08                                                               9,495,000      9,356
(f)US Treasury, 3.00%, 11/15/07 -                                                            13,000,000     13,038
(f)US Treasury, 3.00%, 2/15/08 -                                                              9,220,000      9,225
   US Treasury, 3.125%, 5/15/07                                                               1,290,000      1,301
   US Treasury, 3.125%, 9/15/08                                                               1,085,000      1,084
   US Treasury, 3.25%, 8/15/07                                                                  520,000        526
   US Treasury, 3.50%, 8/15/09                                                                  483,000        486
   US Treasury, 3.625%, 7/15/09                                                                 720,000        729
(f)US Treasury, 5.375%, 2/15/31 -                                                             3,670,000      3,931
   US Treasury, 6.50%, 5/15/05                                                               50,470,000     51,843
   US Treasury, 6.50%, 10/15/06                                                              25,000,000     26,915
   US Treasury Inflation Index Bond, 3.375%, 1/15/07                                          4,880,031      5,214
   US Treasury Inflation Index Bond, 3.625%, 1/15/08                                         27,903,596     30,602
   US Treasury Inflation Index Bond, 3.875%, 4/15/29                                          5,011,983      6,648
   US Treasury Stripped, 0.00%, 5/15/30                                                      19,420,000      5,173
                                                                                                          --------

      Total Government (Domestic and Foreign) and Agency Bonds
      (Cost: $210,236)                                                                                     215,903
                                                                                                          --------
Mortgage-Backed and Asset Backed Securities (20.6%)
------------------------------------------------------------------------------------------------------------------

Boat Dealers (0.0%)
   Nationscredit Grantor Trust, Series 1997-2, Class A1, 6.35%, 4/15/14                         195,022        195
                                                                                                          --------
      Total                                                                                                    195
                                                                                                          --------

Commercial Mortgages (5.5%)
   Asset Securitization Corp., Series 1997-D5, Class PS1, 1.62%, 2/14/43 IO                  10,498,923        569
   Chase Commercial Mortgage Securities Corp., Series 1997-1, Class B, 7.37%, 4/19/07         1,000,000      1,092
   Chase Commercial Mortgage Securities Corp., Series 1997-2, Class A2, 6.60%, 11/19/07       4,410,138      4,735
   Chase Commercial Mortgage Securities Corp., Series 1997-2, Class B, 6.60%, 11/19/07        2,000,000      2,176
   Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30            2,000,000      2,173
   Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class A2, 7.26%,
      6/20/29 144A                                                                            1,254,473      1,359
   Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class B, 7.28%,
      6/20/29 144A                                                                            1,500,000      1,641
   Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06 144A        2,844,391      2,949
   Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A         4,000,000      4,404
   DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO               105,999,531      3,111
   DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A          79,607,853      1,487
   Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/23 IO 144A       21,511,664        888
   The Equitable Life Assurance Society, Series 174, Class C1, 7.52%, 5/15/06 144A            2,000,000      2,130

   (d) Heilig-Meyers Master Trust, Series 1998-1A, Class A, 6.125%, 1/20/07 144A              1,102,667        364
   Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A         7,400,206        228
   Mortgage Capital Funding, Inc., Series 1997-MC1, Class A3, 7.29%, 3/20/27                  2,371,232      2,441
   Nomura Asset Securities Corp., Series 1998-D6, Class A2, 6.99%, 3/15/30                    2,800,000      3,268
   RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A          1,800,000        270
                                                                                                          --------
      Total                                                                                                 35,285
                                                                                                          --------

Federal Government & Agencies (14.5%)
   Federal National Mortgage Association, 5.97%, 10/1/08                                      3,540,152      3,787
   Federal National Mortgage Association, 6.22%, 2/1/06                                       1,756,917      1,809
   Federal National Mortgage Association, 6.265%, 10/1/08                                     2,770,308      2,990
   Federal National Mortgage Association, 6.36%, 4/1/08                                       3,435,942      3,693
   Federal National Mortgage Association, 6.39%, 4/1/08                                       1,299,528      1,397
   Federal National Mortgage Association, 6.75%, 4/25/18                                      1,816,059      1,920
   Federal National Mortgage Association, 6.75%, 12/25/23                                       875,003        889
   Federal National Mortgage Association, 7.36%, 4/1/11                                       2,801,350      3,210
   Federal National Mortgage Association, 11.00%, 12/1/12                                        12,976         15
   Federal National Mortgage Association, 11.00%, 9/1/17                                         56,809         64
   Federal National Mortgage Association, 11.00%, 12/1/17                                        21,893         25
   Federal National Mortgage Association, 11.00%, 2/1/18                                         37,708         42
   Federal National Mortgage Association, 11.50%, 4/1/18                                         25,003         28
   Federal National Mortgage Association, 12.00%, 9/1/12                                        126,474        142
   Federal National Mortgage Association, 12.00%, 12/1/12                                        44,549         51
   Federal National Mortgage Association, 12.00%, 9/1/17                                         27,719         32
   Federal National Mortgage Association, 12.00%, 10/1/17                                        22,601         26
   Federal National Mortgage Association, 12.00%, 12/1/17                                        10,642         12
   Federal National Mortgage Association, 12.00%, 2/1/18                                         36,251         42
   Federal National Mortgage Association, 12.25%, 1/1/18                                         19,072         22
   Federal National Mortgage Association, 12.50%, 4/1/18                                          7,533          9
   Federal National Mortgage Association, 13.00%, 11/1/12                                        26,730         31
   Federal National Mortgage Association, 13.00%, 11/1/17                                        13,321         16
   Federal National Mortgage Association, 13.00%, 12/1/17                                         7,231          8
   Federal National Mortgage Association, 13.00%, 2/1/18                                         41,615         49
   Federal National Mortgage Association, 14.00%, 12/1/17                                        16,224         19
   Government National Mortgage Association, 5.50%, 10/15/31                                    101,141        103
   Government National Mortgage Association, 5.50%, 11/15/31                                     21,124         22
   Government National Mortgage Association, 5.50%, 12/15/31                                    516,511        527
   Government National Mortgage Association, 5.50%, 1/15/32                                     653,333        667
   Government National Mortgage Association, 5.50%, 2/15/32                                     310,218        317
   Government National Mortgage Association, 5.50%, 3/15/32                                     396,488        405
   Government National Mortgage Association, 5.50%, 4/15/32                                      31,365         32
   Government National Mortgage Association, 5.50%, 7/15/32                                      44,776         46
   Government National Mortgage Association, 5.50%, 9/15/32                                   8,760,761      8,936
   Government National Mortgage Association, 7.00%, 5/15/23                                      40,332         43
   Government National Mortgage Association, 7.50%, 4/15/22                                      22,386         24
   Government National Mortgage Association, 7.50%, 10/15/23                                     71,488         77
   Government National Mortgage Association, 7.50%, 11/15/25                                      1,239          1
   Government National Mortgage Association, 7.50%, 5/15/26                                       2,179          2
   Government National Mortgage Association, 7.50%, 1/15/27                                      14,739         16
   Government National Mortgage Association, 7.50%, 2/15/27                                      31,510         34
   Government National Mortgage Association, 7.50%, 3/15/27                                       8,839         10
   Government National Mortgage Association, 7.50%, 4/15/27                                       7,117          8
   Government National Mortgage Association, 7.50%, 8/15/27                                       1,168          1
   Government National Mortgage Association, 7.50%, 6/15/28                                      29,778         32
   Government National Mortgage Association, 8.00%, 1/15/26                                      36,746         40
   Government National Mortgage Association, 8.00%, 2/15/26                                      55,403         61
   Government National Mortgage Association, 8.00%, 8/15/26                                      75,722         83
   Government National Mortgage Association, 8.00%, 9/15/26                                      29,186         32
   Government National Mortgage Association, 8.00%, 12/15/26                                     10,024         11
   Government National Mortgage Association, 8.00%, 3/15/27                                      54,916         60
   Government National Mortgage Association, 8.00%, 4/15/27                                     169,168        185
   Government National Mortgage Association, 8.00%, 6/15/27                                      36,588         40
   Government National Mortgage Association, 8.00%, 7/15/27                                      21,887         24
   Government National Mortgage Association, 8.00%, 8/15/27                                      30,134         33
   Government National Mortgage Association, 8.00%, 9/15/27                                      20,912         23
   Government National Mortgage Association, 8.50%, 3/15/23                                         383          0
   Government National Mortgage Association, 8.50%, 6/15/24                                      18,251         20

   Government National Mortgage Association, 8.50%, 7/15/24                                      24,855         27
   Government National Mortgage Association, 8.50%, 11/15/24                                     66,010         73
   Government National Mortgage Association, 8.50%, 2/15/25                                      15,172         17
   Government National Mortgage Association, 11.00%, 1/15/18                                    977,539      1,105
   Government National Mortgage Association, TBA, 4.50%, 10/1/25                             60,841,455     58,920
                                                                                                          --------
      Total                                                                                                 92,385
                                                                                                          --------

International Affairs (0.5%)
   Overseas Private Investment, 4.10%, 11/15/14                                               3,019,440      3,040
                                                                                                          --------
      Total                                                                                                  3,040
                                                                                                          --------

Mobil Home Dealers (0.1%)
   Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35                                           609,324        627
                                                                                                          --------
      Total                                                                                                    627
                                                                                                          --------
      Total Mortgage-Backed and Asset Backed Securities
      (Cost: $130,462)                                                                                     131,532
                                                                                                          --------
Money Market Investments (17.5%)
------------------------------------------------------------------------------------------------------------------
Autos (3.0%)
   (b) Daimler Chrysler Auto, 1.8%, 10/1/04                                                   5,000,000      5,001
   (b) Fcar Owner Trust I, 1.69%, 10/12/04                                                    5,000,000      4,997
   (b) New Center Asset Trust, 1.75%, 11/1/04                                                 5,000,000      4,992
   (b) Toyota Motor Credit Corp, 1.75%, 10/20/04                                              5,000,000      4,995
                                                                                                          --------
      Total                                                                                                 19,985
                                                                                                          --------

Federal Government & Agencies (1.0%)
   (b) Federal Home Loan Mortgage Co, 1.69%, 10/12/04                                         5,000,000      4,997
   (b) Federal National Mortgage Association, 1.46%, 10/6/04                                  1,600,000      1,600
                                                                                                          --------
      Total                                                                                                  6,597
                                                                                                          --------

Finance Lessors (3.7%)
   (b) Delaware Funding, 1.56%, 10/4/04                                                       4,000,000      3,999
   (b) Preferred Receivable Funding, 1.78%, 10/1/04                                           5,000,000      5,001
   (b) Ranger Funding Co LLC, 1.78%, 11/1/04                                                  5,000,000      4,992
   (b) Thunder Bay Funding, Inc, 1.70%, 10/25/04                                              5,000,000      4,994
   (b) Windmill Funding Corp., 1.69%, 10/15/04                                                5,000,000      4,998
                                                                                                          --------
      Total                                                                                                 23,984
                                                                                                          --------

Food and Kindred Products (0.8%)
   (b) Unilever Capital, 1.71%, 10/12/04                                                      5,000,000      4,997
                                                                                                          --------
      Total                                                                                                  4,997
                                                                                                          --------

Miscellaneous Business Credit Institutions (1.6%)
   (b) Catepillar Financial, 1.70%, 10/5/04                                                   5,000,000      4,999
   National Rural Utility, 1.69%, 10/8/04                                                     5,000,000      4,998
                                                                                                          --------
      Total                                                                                                  9,997
                                                                                                          --------

Motorcycle Dealers (0.8%)
   (b) Harley-davidson funding, 1.75%, 10/18/04                                               5,000,000      4,996
                                                                                                          --------
      Total                                                                                                  4,996
                                                                                                          --------

Newspapers (0.8%)
   (b) Gannet Company Inc, 1.75%, 10/18/04                                                    5,000,000      4,996
                                                                                                          --------
      Total                                                                                                  4,996
                                                                                                          --------

Personal Credit Institutions (1.6%)
   (b) American General, 1.74%, 10/14/04                                                      5,000,000      4,997
   Household Finance Corp, 1.71%, 10/25/04                                                    5,000,000      4,994
                                                                                                          --------
      Total                                                                                                  9,991
                                                                                                          --------

Petroleum Refining (0.8%)
   Du Pont (e. i.) De Nemours, 1.74%, 11/8/04                                                 5,000,000      4,991
                                                                                                          --------
      Total                                                                                                  4,991
                                                                                                          --------

Security Brokers and Dealers (1.6%)
   Citigroup Global Markets, 1.76%, 11/2/04                                                   5,000,000      4,992
   Morgan Stanley Dean Witter, 1.78%, 10/15/04                                                5,000,000      4,997
                                                                                                          --------
      Total                                                                                                  9,989
                                                                                                          --------

Short Term Business Credit (1.8%)
   Old Line Funding Corp., 1.78%, 11/5/04                                                     5,000,000      4,991
   Sheffield Receivables, 1.60%, 10/1/04                                                      5,000,000      5,000
   UBS Finance Delaware LLC, 1.88%, 10/1/04                                                   1,200,000      1,200
                                                                                                          --------
      Total                                                                                                 11,191
                                                                                                          --------
      Total Money Market Investments
      (Cost: $111,714)                                                                                     111,714
                                                                                                          --------

      Total Investments (112.7%)
      (Cost $709,799)(a)                                                                                   719,913
                                                                                                          --------
      Other Assets, Less Liabilities (-12.7%)                                                              (80,918)
                                                                                                          --------
      Total Net Assets (100.0%)                                                                           $638,995
                                                                                                          --------

     144A after the name of a security represents a security exempt from registration Rule 144A of the securities Act of 1933. These securities may be resold as actions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities was $36,979, representing 5.8% of net assets.

IO - Interest Only Security

RB - Revenue Bond

(a) At September 30, 2004 the aggregate cost of securities for federal tax purposes was $709,799 and the net unrealized appreciation of investments based that cost was $10,114 which is comprised of $19,146 aggregate gross ealized appreciation and $9,032 aggregate gross unrealized depreciation.

(b) All or a portion of the securities have been committed as collateral for open tures positions or when-issued securities. Information regarding open tures contracts as of period end is summarized below.

                                                                     Unrealized
                                                                   Appreciation/
                                          Number of   Expiration    Depreciation
Issuer (000's)                            Contracts      Date         (000's)
--------------------------------------------------------------------------------
US Long Bond (CBT) Commodity Futures         104         12/04          $220
(Total Notional Value at September 30, 2004, $11,451)

(d)  Defaulted Security

(f) All or a portion of the securities have been segregated as collateral for securities loaned by the portfolio.

Northwestern Mutual Series Fund, Inc.
Money Market Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

                                                                         Market
                                                             Shares/      Value
                                                               Par        (000)
                                                           ----------   --------
Money Market Investments (99.8%)
--------------------------------------------------------------------------------
Autos  (16.4%)
   Daimler Chrysler Auto, 1.66%, 10/4/04                    8,500,000   $  8,499
   Daimler Chrysler Auto, 1.78%, 10/29/04                   8,500,000      8,488
   Fcar owner trust I, 1.69%, 10/12/04                      8,500,000      8,496
   Fcar owner trust I, 1.79%, 11/15/04                      8,500,000      8,481
   New Center Asset Trust, 1.75%, 11/1/04                   8,500,000      8,487
   New Center Asset Trust, 1.78%, 11/16/04                  8,500,000      8,481
   Toyota Motor Credit Corp, 1.82%, 11/18/04                8,500,000      8,479
                                                                        --------
      Total                                                               59,411
                                                                        --------

Banks (5.7%)
   Bank of America Corp., 7.875%, 5/16/05                   2,200,000      2,280
   BP Capital Markets PLC, 4.00%, 4/29/05                   3,500,000      3,545
   Citigroup, Inc., 1.39%, 2/14/05                          4,500,000      4,504
   First Union Corp., 7.55%, 8/18/05                        2,200,000      2,298
   HBOS Treasury Services PLC, 1.52%, 3/14/05               3,500,000      3,502
   Royal Bank of Canada New York, 1.015%, 1/24/05
      YCD                                                   4,500,000      4,500
                                                                        --------
      Total                                                               20,629
                                                                        --------

Federal Government & Agencies (9.8%)
   Federal Home Loan Bank, 1.45%, 03/11/05                  6,000,000      6,000
   Federal Home Loan Bank, 1.58%, 5/20/05                   7,450,000      7,449
   Federal Home Loan Bank, 7.125%, 2/15/05 4G05             3,500,000      3,573
   Federal National Mortgage Association, 1.70%,
      10/5/04                                              15,000,000     14,997
   Freddie Mac, 1.875%, 1/15/05                             3,500,000      3,506
                                                                        --------
      Total                                                               35,525
                                                                        --------

Finance Lessors (18.0%)
   Delaware Funding, 1.67%, 10/5/04                         8,500,000      8,498
   Delaware Funding, 1.78%, 11/1/04                         7,175,000      7,164
   Ranger Funding Co LLC, 1.78%, 10/27/04                   8,671,000      8,660
   Ranger Funding Co LLC, 1.78%, 11/1/04                    8,000,000      7,988
   Thunder Bay Funding, Inc, 1.74%, 11/2/04                 8,500,000      8,487
   Thunder Bay Funding, Inc, 1.79%, 11/3/04                 8,500,000      8,486
   Windmill Funding Corp., 1.58%, 10/4/04                   8,000,000      7,999
   Windmill Funding Corp., 1.78%, 10/8/04                   8,500,000      8,497
                                                                        --------
      Total                                                               65,779
                                                                        --------

Finance Services (4.7%)
   Preferred Receivable Funding, 1.74%, 10/7/04             8,500,000      8,497
   Preferred Receivable Funding, 1.78%, 10/14/04            8,500,000      8,495
                                                                        --------
      Total                                                               16,992
                                                                        --------

Miscellaneous Business Credit Institutions (9.9%)

   Catepillar Financial, 1.81%, 11/9/04                     6,000,000      5,988
   Catepillar Financial Svc, 1.46%, 6/1/05                  4,000,000      4,000
   General Electric, 1.8375%, 7/9/07                        5,000,000      5,000
   General Electric Capital Corp., 7.50%, 5/15/05
      MTNA                                                  3,500,000      3,623
   National Rural Utility, 1.78%, 10/26/04                  5,760,000      5,753
   National Rural Utility, 1.78%, 10/28/04                  8,500,000      8,490
   Newcourt Credit Group, 6.875%, 2/16/05 B                 3,000,000      3,060
                                                                        --------
      Total                                                               35,914
                                                                        --------

Personal Credit Institutions (14.3%)
   American General, 1.74%, 10/14/04                        6,000,000      5,996
   American General, 1.82%, 10/26/04                        5,000,000      4,994
   American General, 1.82%, 11/8/04                         6,000,000      5,988
   Associates Corp, 2.05%, 6/27/05                          5,000,000      5,000
   Associates Corp., 6.10%, 1/15/05                         4,000,000      4,055
   BMW U.S. Capital Corp., 1.75%, 10/15/04                  6,960,000      6,955
   Household Finance Corp, 1.66%, 10/7/04                   7,870,000      7,868
   Household Finance Corp, 1.71%, 10/25/04                  8,500,000      8,491
   USAA Capital Corp., 7.54%, 3/30/2005 MTNB                2,600,000      2,676
                                                                        --------
      Total                                                               52,023
                                                                        --------

Pharmaceutical Preparations (1.0%)
   Merck & Co. Inc., 4.125%, 1/18/05 MTNE                   3,500,000      3,528
                                                                        --------
      Total                                                                3,528
                                                                        --------

Security Brokers and Dealers (6.7%)
   Citigroup Global Markets, 1.75%, 10/1/04                 6,500,000      6,500
   Citigroup Global Markets, 6.25%, 1/15/05                 1,500,000      1,521
   Goldman Sachs Group Inc., 1.51%,10/26/04                 4,000,000      4,001
   Morgan Stanley Dean Witter, 1.78%, 10/18/04              8,500,000      8,493
   Morgan Stanley Dean Witter, 7.75%, 6/15/05 MWD           3,500,000      3,636
                                                                        --------
      Total                                                               24,151
                                                                        --------

Short Term Business Credit (13.3%)
   Cxc Inc., 1.77%, 11/16/04                                8,500,000      8,481
   Old Line Funding Corp., 1.58%, 10/4/04                   8,500,000      8,499
   Old Line Funding Corp., 1.73%, 10/27/04                  8,500,000      8,489
   Sheffield Receivables, 1.78%, 10/21/04                   8,500,000      8,492
   Sheffield Receivables, 1.71%, 11/19/04                   8,500,000      8,480
   UBS Finance Delaware LLC, 1.88%, 10/1/04                 5,620,000      5,620
                                                                        --------
      Total                                                               48,061
                                                                        --------
      Total Money Market Investments
         (Cost: $362,013)                                                362,013
                                                                        --------

      Total Investments (99.8%)
         (Cost $362,013)                                                 362,013
                                                                        --------
      Other Assets, Less Liabilities (0.2%)                                  697
                                                                        --------
      Total Net Assets (100.0%)                                         $362,710
                                                                        --------

Item 2. Controls and Procedures

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.


By: /s/ Mark G. Doll,
    ------------------------------------
    Mark G. Doll, President

Date: November 2, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Mark G. Doll,
    ------------------------------------
    Mark G. Doll, President

Date: November 2, 2004


By: /s/ Walter M. Givler
    ------------------------------------
    Walter M. Givler, Vice President,
    Chief Financial Officer and
    Treasurer

Date: November 2, 2004